As filed with the Securities and Exchange Commission on March 1, 2002

                    Securities Act Registration No. 333-47162
                    Investment Act Registration No. 811-05192



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                      Pre-Effective Amendment No. ____             [ ]

                      Post Effective Amendment No. 3               [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 100 [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                                   Registrant

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    Depositor
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                Donald R. Stading
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510


Title of Securities Being Registered: Securities of Unit Investment Trust
                                      -----------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

              [ ] 60 days after filing pursuant to paragraph a of Rule 485
              [X] on May 1, 2002 pursuant to paragraph a of Rule 485
              [ ] immediately upon filing pursuant to paragraph b of Rule 485
              [ ] on _______________ pursuant to paragraph b of Rule 485

                  If appropriate, check the following box:

              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                OVERTURE MEDLEY!
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A

Form N-4          Item                                        Heading in Prospectus

Item 1.           Cover Page                                  Cover Page
Item 2.           Definitions                                 DEFINED TERMS
Item 3.           Synopsis or Highlights                      POLICY OVERVIEW; FEE TABLES; Advertising
Item 4.           Condensed Financial Information             Financial Information
Item 5.           General Description of Registrant,
                  Depositor and Portfolio Companies
                  a) Depositor                                MISCELLANEOUS - About Our Company
                  b) Registrant                               INVESTMENT OPTIONS - Separate Account Variable Investment Options
                  c) Portfolio Company                        INVESTMENT OPTIONS - Separate Account Variable Investment Options
                  d) Prospectus                               Cover Page; INVESTMENT OPTIONS
                  e) Voting                                   MISCELLANEOUS - Voting Rights
                  f) Administrator                            N/A
Item 6.           Deductions and Expenses
                  a) Deductions                               FEE TABLES; FEES
                  b) Sales Load                               FEE TABLES; FEES - Withdrawal Charge
                  c) Special purchase plans                   FEES - Waiver of Certain Fees
                  d) Commissions                              FEES - Distribution Expenses
                  e) Portfolio company deductions
                  and expenses                                FEE TABLES
                  f) Registrant's expenses                    N/A
Item 7.           General Description of Variable Annuity
                  Contracts

                  a) Rights                                   IMPORTANT POLICY PROVISIONS; MISCELLANEOUS - Voting
                                                              Rights
                  b) Allocations, Transfers                   INVESTMENT OPTIONS - Transfers
                  c) Changes in contracts or operations       INVESTMENT OPTIONS - Separate Account Variable Investment Options -
                                                              Adding, Deleting, or Substituting Variable Investment Options
                  d) Contract owner inquiries                 Cover Page; Table of Contents Page; Last Page
Item 8.           Annuity Period
                  a) Level of benefits                        POLICY DISTRIBUTIONS - Annuity Income Phase
                  b) Annuity commencement date                POLICY DISTRIBUTIONS - Annuity Income Phase
                  c) Annuity payments                         POLICY DISTRIBUTIONS - Annuity Income Phase
                  d) Assumed investment return                N/A
                  e) Minimums                                 POLICY DISTRIBUTIONS - Annuity Income Phase
                  f) Rights to change options or transfer
                  investment base                             POLICY DISTRIBUTIONS - Annuity Income Phase
Item 9.           Death Benefit

                  a) Death benefit calculation                POLICY DISTRIBUTIONS - Death Benefits
                  b) Forms of benefits                        POLICY DISTRIBUTIONS - Annuity Income Phase
Item 10.          Purchases and Contract Values
                  a) Procedures for purchases                 Cover Page; IMPORTANT POLICY PROVISIONS - Policy
                                                              Application and Issuance;
                                                              IMPORTANT POLICY PROVISIONS - Your Policy Value
                  b) Accumulation unit value                  IMPORTANT POLICY PROVISIONS - Your Policy Value
                  c) Calculation of accumulation unit value   IMPORTANT POLICY PROVISIONS - Your Policy Value
                  d) Principal underwriter                    MISCELLANEOUS - Distributor of the Policies


Item 11.          Redemptions
                  a) Redemption procedures                   POLICY DISTRIBUTIONS - Withdrawals
                  b) Texas Optional Retirement Program       N/A
                  c) Delay                                   IMPORTANT POLICY PROVISIONS - Delay of Payments
                  d) Lapse                                   N/A
                  e) Revocation of rights and Issuance       IMPORTANT POLICY PROVISIONS - Policy Application

Item 12.          Taxes
                  a) Tax consequences                         FEDERAL TAX MATTERS
                  b) Qualified plans                          FEDERAL TAX MATTERS
                  c) Impact of taxes                          FEDERAL TAX MATTERS
Item 13.          Legal Proceedings                           MISCELLANEOUS - Legal Proceedings
Item 14.          Table of Contents for Statement of
                  Additional Information                      Statement of Additional Information Table of Contents

PART B
Form N-4          Item                                        Heading in Statement of Additional Information

Item 15.          Cover Page                                  Cover Page
Item 16.          Table of Contents                           Table of Contents
Item 17.          General Information and History
                  a) Name change/Suspended Sales              N/A
                  b) Attribution of Assets                    N/A
                  c) Control of Depositor                     General Information and History
Item 18.          Services
                  a) Fees, expenses and costs                 N/A
                  b) Management-related services              N/A
                  c) Custodian and independent public
                  accountant                                  Services
                  d) Other custodianship                      N/A
                  e) Administrative servicing agent           N/A
                  f) Depositor as principal underwriter       N/A
Item 19.          Purchase of Securities Being Offered
                  a) Manner of Offering                       N/A
                  b) Sales load                               N/A
Item 20.          Underwriters
                  a) Depositor or affiliate as principal
                  underwriter                                 Underwriters
                  b) Continuous offering                      Underwriters
                  c) Underwriting commissions                 Underwriters
                  d) Payments of underwriter                  N/A
Item 21.          Calculation of Performance Data             Calculation of Performance
Item 22.          Annuity Payments                            N/A
Item 23.          Financial Statements
                  a) Registrant                               Financial Statements
                  b) Depositor                                Financial Statements


Ameritas Variable Life OVERTURE MEDLEY!
PROSPECTUS: May 1, 2002


OVERTURE MEDLEY!
Flexible Premium
Deferred Variable Annuity Policy
                 Ameritas Variable Life Insurance Company Separate Account VA-2

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional features for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

  Referred to as            Series Fund issuing the Subaccount
                                 Underlying portfolios:                       Portfolio Advisor - Subadvisors
----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
ALGER                   The Alger American Fund                      Fred Alger Management, Inc.
----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
AMERICAN CENTURY        American Century Variable Portfolios, Inc.   American Century Investment Management, Inc.
----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
AMERITAS PORTFOLIOS     Calvert Variable Series, Inc. Ameritas       Ameritas Investment Corp.
                        Portfolios                                   -Fred Alger Management, Inc. (Fred Alger)
                                                                     -David L. Babson & Company Inc. (Babson)

                                                                     -Calvert Asset Management Company,
                                                                     Inc.(Calvert)
                                                                     -John McStay Investment Counsel (McStay)
                                                                     -Massachusetts Financial Services Company
                                                                     (MFS)
                                                                     -Harris Associates, Inc. (Harris/Oakmark)
                                                                     -State Street Global Advisors (State Street)

----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
CALVERT                 Calvert Variable Series, Inc. Calvert        Calvert Asset Management Company, Inc.
                        Portfolios

----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
FIDELITY                Variable Insurance Products: Service Class   Fidelity Management & Research Company
                        2

----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
INVESCO FUNDS           INVESCO Variable Investment Funds, Inc.      INVESCO Funds Group, Inc.
----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
MFS                     MFS Variable Insurance Trust                 Massachusetts Financial Services Company
----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------

MORGAN STANLEY          The Universal Institutional Funds, Inc.      Morgan Stanley Investment Management, Inc.
                                                                     dba "Van Kampen"


----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
SALOMON BROTHERS        Salomon Brothers Variable Series Funds Inc.  Salomon Brothers Asset Management Inc.
----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
SUMMIT PINNACLE SERIES  Summit Mutual Funds, Inc. Summit Pinnacle    Summit Investment Partners, Inc.
                        Series

----------------------- -------------------------------------------- -----------------------------------------------
----------------------- -------------------------------------------- -----------------------------------------------
THIRD AVENUE            Third Avenue Variable Series Trust           QSF Advisers, Inc.

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov/edaux/prospect.htm, and type in "Ameritas Variable"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

     Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

            The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our) Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                      1-800-745-1112. variable.ameritas.com
                                     ---------------------

TABLE OF CONTENTS                                         Begin on Page


     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     FEE TABLES..................................................6
     FINANCIAL INFORMATION......................................11
     IMPORTANT POLICY PROVISIONS................................11

         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Death of Annuitant
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
         Optional Features

     INVESTMENT OPTIONS.........................................16

         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Systematic Transfer Programs:  Model Asset Allocation, Dollar Cost
           Averaging, Portfolio Rebalancing, Earnings Sweep

         Third Party Services
         Value+ Option

     FEES.......................................................21


         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees
           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         403(b) TSA Endorsement Fees
         Fees Charged by the Portfolios
         Optional Features' Fees


     POLICY DISTRIBUTIONS.......................................24

         Withdrawals
         Loans
         Death Benefits
         Annuity Income Phase


     TAX MATTERS................................................33

         Taxation of Nonqualified Policies
         Taxation of Qualified Policies
         Possible Tax Law Changes


     MISCELLANEOUS..............................................36

         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B:  Accumulation Unit Values......................B:1
     APPENDIX C:  Tax-Qualified Plan Disclosures................C:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents   Last Page


Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or

                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.

Make checks payable to: "Ameritas Variable Life Insurance Company"

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, us, our, Ameritas, AVLIC - Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

         The Policy, and certain features described in this prospectus, may not be available in all states.

         If your Policy is issued as part of a qualified plan under the
               Internal Revenue Code, refer to any plan documents
       and disclosures for information about how some of the benefits and rights of the Policy may be affected.

                              No one is authorized
         to give information or make any representation about the Policy that is not in this prospectus.
  If anyone does so, you should not rely upon it as being accurate or adequate.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The OVERTURE MEDLEY! Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of feature options for you to select from to meet your particular needs; ask your sales representative or us which ones are available in your state, as not all will be available in all states on the effective date of this prospectus. Associated charges are discussed in this prospectus' FEE TABLES and FEES sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to fixed annuities. The Policy is like a fixed annuity in most ways except for its variable investment features. The Policy is different from fixed-interest annuities in that, to the extent you select Separate Account variable investment options, your Policy value will reflect the investment experience of the selected variable investment options, so you have both the investment risk (including possible loss of principal) and opportunity, not us.

         Compared to mutual funds. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy differs from publicly traded mutual fund investments. Unlike publicly traded mutual funds, the Policy has these features:

        A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.


o    Accumulates capital on a tax-deferred basis.
o A guaranteed minimum return on your investment if you choose a Fixed Account option.
o Can provide annuity payments for the rest of your life or for some other period.
o    Provides a death benefit that could be higher than the value of the Policy.
o Generally defers federal income tax liability on any earnings until you receive a distribution from the Policy.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Automatically reinvests dividends and capital gains distributed by the variable investment options' underlying portfolios and reflects them in the portfolio's value.
o Deducts from Policy value charges for insurance benefits not available with direct mutual fund investments.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your premiums.
o    Withdrawals can result in a withdrawal charge.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select


o    TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax-Sheltered Annuities, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

        POLICY OPERATION & FEATURES

Premiums.

o   Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the annuitant's 85th birthday without our approval.

Investment Options.

o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.

o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.

(See FEE TABLES on next pages.) Deductions from entire Policy value:

o Generally, premium taxes, if any. (Some states levy this tax when premium is paid.)
o   Policy fee, if any. o Withdrawal charge, if any.
o   Charges for selected optional features.
Deductions from Separate Account assets only:
o   Mortality and expense risk charge.
o   Administrative expense charge.
o   Underlying portfolio investment advisory fees and operating expenses.

Withdrawals.

o Withdrawal charges apply to withdrawals under the base Policy. Two optional "free withdrawal" features are available, for a charge. After a premium is received, withdrawal charges apply for 9 years or, for a charge, 7 years or 5 years.
o  Each withdrawal must be at least $250.

Annuity Income.
Several fixed annuity income options are available.

                          Premiums

        Ameritas Variable Life Insurance Company

                   Investment Options

Fixed Account        Ameritas Variable Life Insurance
                                 Company

Policy value              Separate Account VA-2
 receives a
 guaranteed            Variable Investment Options
    fixed         Policy value may vary daily depending
  interest          upon the investment performance of
    rate.               the underlying portfolios.
                             The Subaccounts
                       A            B           Etc.

                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B

             Fees (Deductions from Assets)

   Withdrawals             Death             Annuity
                             Benefit Income Options

Death Benefit.

o A standard death benefit is paid upon the death of the Owner unless the guaranteed minimum death benefit is payable.

Optional Features.

Optional features available are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70.


         POLICY PHASES

         The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

         Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

         Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

FEE TABLES                          (' = Base Policy;  Y = Optional Feature Fee)


         The following charts show the fees that may affect your Policy value. The fees shown do not reflect any premium tax that may apply. (Schedules will differ when required by state law.)

C
------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                         Guaranteed
'  = Base Policy Fees.                                                                    Current         Maximum
Y  = Optional Feature Fees.                                                                 Fee             Fee
----------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE (the Fee for the withdrawal charge features is deducted monthly from Policy value to equal the annual % shown)

                                       ------------------------------------------------------
 (the withdrawal charge is deducted               Years since receipt of premium
  as a % of each premium withdrawn)
                                        1    2     3    4    5     6    7     8    9    10+
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------
                                                                                              -------- ---------------
'        9-Year Withdrawal Charge      8%    8%   8%   7%    7%   6%    5%   4%   2%    0%     NONE         NONE
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------ -------- ---------------
                                                                                              -------- ---------------
Y        7 Year Withdrawal Charge      7%    6%   5%   4%    3%   2%    1%   0%    -     -     0.30%       0.40%
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------ -------- ---------------
                                                                                              -------- ---------------
Y        5 Year Withdrawal Charge      7%    7%   6%   4%    2%   0%     -    -    -     -     0.45%       0.60%
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------ -------- ---------------
                                                                                              ------------------------
Y        403(b) TSA Endorsement        8%    8%   8%   7%    6%   5%    3%   0%    -     -        See 403(b) TSA
       7 Year Withdrawal Charge                                                               Endorsement Fee, below
                                       ---- ----- ---- ---- ----- ---- ----- ---- ---- ------ ------------------------

---------------------------------- -------------------------------------------------- ---------------- ---------------
'   TRANSFER FEE (per              '  First 15 transfers per year                          NONE             NONE
    transfer)                      '  Over 15 transfers in one Policy Year,                 $10             $10
                                       we may charge ...
------------------------------------------------------------------------------------- ---------------- ---------------

LOAN ORIGINATION FEE on Policies issued after 1/1/02 with the 403(b) Tax
Sheltered Annuity Endorsement (not applicable to Policies issued prior to 1/1/02 or in states $25 $40 where fee not approved). Waived if loan repayment is established on an automatic basis.

----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE          Waived if Policy value is at least $50,000 on a Policy Anniversary.
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ---------------- ---------------

'    ANNUAL POLICY FEE                                                                     NONE             $40

Y    Optional MINIMUM INITIAL PREMIUM feature ANNUAL POLICY FEE Waived for
     403(b) Policies issued with the 403(b) Minimum Initial Premium Rider in
     Policy Years when total annual net premium (premiums less
     withdrawals) is $2,000 or greater.                                                     $36             $40
----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
            Deducted daily from assets allocated to the Separate Account to equal the annual % shown.

------------------------------------------------------------------------------------- ---------------- ---------------
'   MORTALITY & EXPENSE RISK CHARGE                                                        0.60%           0.75%
'   ADMINISTRATIVE EXPENSE FEE                                                             0.15%           0.25%


------------------------------------------------------------------------------------- ---------------- ---------------
------------------------------------------------------------------------------------- ---------------- ---------------
                           TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                          0.75%           1.00%
                                                                                           -----           -----
----------------------------------------------------------------------------------------------------------------------

MORE RIDER/ENDORSEMENT FEATURE FEES

             Deducted monthly from Policy value to equal the annual % shown.

----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ---------------- ---------------
Y   Optional MINIMUM INITIAL PREMIUM Feature (waived if Policy value is at
    least $50,000)                                                                         0.25%           0.55%
------------------------------------------------------------------------------------- ---------------- ---------------

Y   Optional FREE WITHDRAWAL PRIVILEGE Features
                                                                                      ---------------- ---------------

     Y   10% "Free" Withdrawal Feature                                                     0.05%           0.15%
     y   Expanded "Free" Withdrawal Feature                                                0.20%           0.40%

------------------------------------------------------------------------------------- ---------------- ---------------

Y        Optional GUARANTEED MINIMUM DEATH BENEFIT Features

                       ---------------- ---------------

     Y   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                       0.25%           0.55%
     Y   "5% Roll-Up" Guaranteed Minimum Death Benefit                                     0.35%           0.75%
     Y   "Greater Of" Guaranteed Minimum Death Benefit                                     0.37%           0.80%


------------------------------------------------------------------------------------- ---------------- ---------------

Y        Optional Value+ Option                                                            0.42%           0.55%

------------------------------------------------------------------------------------- ---------------- ---------------
------------------------------------------------------------------------------------- ---------------- ---------------

Y        Optional Estate Protection Benefit  ("EPB")

         Issue ages 0-70                                                                   0.20%           0.40%
         Issue ages 71-80                                                                  0.60%           0.80%

Y        Optional Expanded Estate Protection Benefit ("EEPB")
         Issue ages 0-70                                                                   0.25%           0.45%
         Issue ages 71-80                                                                  0.80%           1.00%


------------------------------------------------------------------------------------- ---------------- ---------------
------------------------------------------------------------------------------------- ---------------- ---------------

Y  403(b) TAX SHELTERED ANNUITY ENDORSEMENT REQUIRED for 403(b) Policies issued after 1/1/02. Includes 403(b) TSA Endorsement 7-Year Withdrawal Charge
   schedule in all states except TX, SC and WA; in those states the base Policy
   9-Year Withdrawal Charge schedule applies. Also includes loan feature, and waiver of withdrawal charge upon disability or separation from service after the
   ninth Policy Year anniversary.                                                          0.20%           0.40%
------------------------------------------------------------------------------------- ---------------- ---------------
------------------------------------------------------------------------------------- ---------------- ---------------
Y        Optional TSA MINIMUM INITIAL PREMIUM RIDER Waived once Policy value is at         0.35%           0.60%
         least $50,000 on a Policy Year anniversary.

-------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ---------------- ---------------
 Y        Optional 403(b) HARDSHIP WAIVER RIDER                                            0.15%           0.25%

------------------------------------------------------------------------------------- ----------------
------------------------------------------------------------------------------------- ---------------- ---------------

Y  Optional TSA NO WITHDRAWAL CHARGE RIDERS
  - Large Case (Initial premium is $25,000 or greater.)                                    0.25%           0.45%
  - Small Case (Initial premium is less than $25,000.
                                                  When Policy value is $50,000 or less ..  0.30%           0.55%
                                                  Once Policy value exceeds $50,000 ...    0.25%           0.45%

------------------------------------------------------------------------------------- ---------------- ---------------
------------------------------------------------------------------------------------- ---------------- ---------------

----------------------------------------------------------------------------------------------------------------------
   SUBACCOUNT UNDERLYING PORTFOLIO ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------------------
         The following chart shows the expenses charged in the year 2001 by each
Subaccount's underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by
us.
                                                                              Total                    Total Expenses
   o  Subaccount's underlying              Management    12b-1   Other        Fund    Waivers and    after waivers and
      Portfolio Name                          Fees       Fees    Fees         Fees     Reductions    reductions, if any
ALGER
o   Alger American Balanced                   0.75%       -      0.10%        0.85%         -            0.85%
o   Alger American Leveraged AllCap           0.85%       -      0.07%        0.92%         -            0.92%
AMERICAN CENTURY
o   VP Income & Growth                        0.70%       -         -         0.70%         -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (1)
o   Ameritas Growth (Fred Alger)              0.80%       -      0.10%        0.90%       0.01%          0.89%
o   Ameritas Income & Growth (Fred Alger)     0.68%       -      0.12%        0.80%       0.02%          0.78%
o   Ameritas MidCap Growth (Fred Alger)       0.85%       -      0.11%        0.96%       0.02%          0.94%
o   Ameritas Small Company Equity (Babson)    1.17%       -      1.21%        2.38%       0.88%          1.50%
o   Ameritas Money Market (Calvert)           0.25%       -      0.13%        0.36%       0.02%          0.34%(2)
o   Ameritas Small Capitalization (McStay)    0.90%       -      0.21%        1.11%       0.11%          1.00%
o   Ameritas Emerging Growth (MFS Co.)        0.80%       -      0.41%        1.21%       0.26%          0.95%
o   Ameritas Growth With Income (MFS Co.)     0.80%       -      0.52%        1.32%       0.34%          0.98%
o   Ameritas Research (MFS Co.)               0.80%       -      0.61%        1.41%       0.45%          0.96%
o   Ameritas Select (Harris/Oakmark)          0.97%       -      0.48%        1.45%         -            1.45%
o   Ameritas Index 500 (State Street)         0.29%       -      0.15%        0.44%       0.06%          0.38%
CALVERT PORTFOLIOS
o   CVS Income                                0.70%              0.50%        1.20%       0.22%          0.98%(3)
o   CVS Social Balanced                       0.70%       -      0.18%(4)     0.88%         -            0.88%
o   CVS Social Equity                         0.70%              0.64%        1.34%       0.36%          0.98%(3)
o   CVS Social International Equity           1.10%       -      0.51%(4)     1.61%         -            1.61%
o   CVS Social Mid Cap Growth                 0.90%       -      0.23%(4)     1.13%         -            1.13%
o   CVS Social Small Cap Growth               1.00%       -      0.39%(4)     1.39%         -            1.39%
FIDELITY (Service Class 2)
o   VIP Asset Manager                         0.53%    0.25%     0.12%        0.90%         -            0.90%(4)
o   VIP Asset Manager: Growth                 0.58%    0.25%     0.17%        1.00%         -            1.00%(4)
o   VIP Contrafund(R)                         0.58%    0.25%     0.11%        0.94%         -            0.94%(4)
o   VIP Equity-Income                         0.48%    0.25%     0.11%        0.84%         -            0.84%(4)
o   VIP Growth                                0.58%    0.25%     0.10%        0.93%         -            0.93%(4)
o   VIP High Income                           0.58%    0.25%     0.15%        0.98%         -            0.98%
o   VIP Investment Grade Bond                 0.43%    0.25%     0.14%        0.82%         -            0.82%
o   VIP Overseas                              0.73%    0.25%     0.20%        1.18%         -            1.18%(4)
INVESCO FUNDS
o   VIF-Dynamics(6)                           0.75%      -       0.33%        1.08%         -            1.08%
MFS
o   New Discovery                             0.90%      -       0.19%(7)(8)  1.09%       0.03%          1.06%
o   Strategic Income                          0.75%      -       0.37%(7)(8)  1.12%       0.20%          0.92%
o   Utilities                                 0.75%      -       0.18%(7)     0.93%         -            0.93%
MORGAN STANLEY
o   Emerging Markets Equity                   1.25%      -       0.87%        2.12%       0.27%          1.85%(9)
o   Global Value Equity                       0.80%      -       0.48%        1.28%       0.13%          1.15%(9)
o   International Magnum                      0.80%      -       0.54%        1.34%       0.18%          1.16%(9)
o   U.S. Real Estate                          0.80%      -       0.35%        1.15%       0.05%          1.10%(9)
SALOMON BROTHERS
o   Variable Capital                          0.85%      -       0.17%        1.02%       0.02%(10)      1.00%
SUMMIT PINNACLE SERIES(11)
o   Nasdaq-100 Index                          0.35%      -       0.30%        0.65%         -            0.65%
o   Russell 2000 Small Cap Index              0.35%      -       0.40%        0.75%         -            0.75%
o   S&P MidCap 400 Index                      0.30%      -       0.30%        0.60%         -            0.60%
THIRD AVENUE
o   Third Avenue Value (12)                   0.90%      -       0.40%        1.30%       1.22%-         1.30%


(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2002, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(2) AIC may recapture fees waived and/or reimbursed for the Ameritas Money Market portfolio. Such recapture is permitted, after taking into account the fee recapture, only to the extent that the expense ratio of the Ameritas Money Market portfolio does not exceed 0.36%. The adviser may recapture fees until December 31, 2002, the expiration of the recapture period.

(3) Expenses are based on estimates for the portfolio's upcoming fiscal lyear. The adviser has contractually agreed to limit annual portfolio operating expenses to 0.98% for the fiscal year ending December 31, 2002.

(4) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:

                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Small Cap Growth                1.22%

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(6) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 1.05%. This arrangement may be discontinued by the fund's manager at any time.

     The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed the "Total Expenses" stated in the table. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2001.

(7) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the portfolio's expenses). "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:

                  New Discovery Series                       1.05%
                  Strategic Income Series                    0.90%
                  Utilities Series                           0.92%

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS Global Governments and MFS New Discovery Series and Strategic Income series such that the each portfolio's "Other Fees" (after taking into account the expense offset arrangement described at (6), above) do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. The MFS Utilities portfolio Series has no such limitation. These contracted contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the portfolioseries.

(9) The portfolio's investment adviser has voluntarily agreed to reduce its management fee and/or reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed:

                  Emerging Markets Equity                    1.75%
                  Global Value Equity                        1.15%
                  International Magnum fund                  1.15%
                  U.S. Real Estate fund                      1.10%

The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the portfolio's total expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above.

     For the year ended December 31, 2001, after giving effect to the above voluntary management fee waiver and/or expense reimbursement, the total expenses for each portfolio, including certain investment related expenses, were as stated in the table.

(10) The manager voluntarily reimbursed the fund for certain expenses during the period ended December 31, 2001. Without this reimbursement, the fund's Total Expenses would have been 1.2702%. The manager may discontinue the waiver at any time.

(11) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(12) Under current arrangements, whenever, in any fiscal year, the portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the portfolio's average net assets, the adviser is obligated to reimburse the portfolio in an amount equal to that excess.

         Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

         We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

            EXAMPLES OF EXPENSES. The following chart shows the overall expenses you would pay under a Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.35% of other Policy value annual expenses for the most expensive of each optional feature (the Minimum Initial Premium, 15%+ carryover free withdrawal, 5-year withdrawal charge, and "greater of" guaranteed minimum death benefit optional features), plus the underlying portfolio 2001 expenses. If you select fewer or less expensive optional features, your expenses could be less than shown. If our current fees are less than the guaranteed maximum fees, your expenses could also be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the period shown, but do not reflect any premium tax charge which may apply. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be greater or less than those shown in the chart.

                                     ------------------------------------------------------------------------------
                                         Surrender Policy at    Annuitize Policy at the       Policy is neither
                                           end of the time         end of the time             surrendered nor
                                             period. ($)             period. ($)               annuitized. ($)
-------------------------------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------
                                      1 yr  3 yr  5 yr   10 yr  1 yr  3 yr   5 yr  10 yr   1 yr  3 yr   5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
               ALGER
 ALGER
 Alger American Balanced              $134  $240   $326  $527   $134   $160  $266   $527   $54   $160  $266   $527
 Alger American Leveraged AllCap      $134  $242   $329  $532   $134   $162  $269   $532   $54   $162  $269   $532
 AMERICAN CENTURY
 VP Income & Growth                   $132  $236   $320  $516   $132   $156  $260   $516   $52   $156  $260   $516
 AMERITAS PORTFOLIOS (subadvisor)
 Ameritas Growth (Fred Alger)         $134  $241   $328  $530   $134   $161  $268   $530   $54   $161  $268   $530
 Ameritas Income & Growth (Fred       $133  $238   $323  $522   $133   $158  $263   $522   $53   $158  $263   $522
   Alger)
 Ameritas MidCap Growth (Fred Alger)  $134  $243   $330  $534   $134   $163  $270   $534   $54   $163  $270   $534
 Ameritas Small Company Equity        $140  $258   $353  $573   $140   $178  $293   $573   $60   $178  $293   $573
   (Babson)
 Ameritas Money Market (Calvert)      $129  $226   $304  $489   $129   $146  $244   $489   $49   $146  $244   $489
 Ameritas Small Capitalization        $135  $244   $332  $538   $135   $164  $272   $538   $55   $164  $272   $538
 (McStay)
 Ameritas Emerging Growth (MFS Co.)   $135  $243   $330  $534   $135   $163  $270   $534   $55   $163  $270   $534
 Ameritas Growth With Income(MFS Co.) $135  $244   $332  $537   $135   $164  $272   $537   $55   $164  $272   $537
 Ameritas Research (MFS Co.)          $135  $243   $331  $535   $135   $163  $271   $535   $55   $163  $271   $535
 Ameritas Select (Harris/Oakmark)     $139  $256   $351  $569   $139   $176  $291   $569   $59   $176  $291   $569
 Ameritas Index 500 (State Street)    $129  $227   $306  $492   $129   $147  $246   $492   $49   $147  $246   $492
 CALVERT PORTFOLIOS
 CVS Income                           $135  $244   $332  $537   $135   $164  $272   $537   $55   $164  $272   $537
 CVS Social Balanced                  $134  $241   $327  $529   $134   $161  $267   $529   $54   $161  $267   $529
 CVS Social Equity                    $135  $244   $332  $537   $135   $164  $272   $537   $55   $164  $272   $537
 CVS Social International Equity      $141  $261   $358  $580   $141   $181  $298   $580   $61   $181  $298   $580
 CVS Social Mid Cap Growth            $136  $248   $338  $547   $136   $168  $278   $547   $56   $168  $278   $547
 CVS Social Small Cap Growth          $139  $255   $349  $565   $139   $175  $289   $565   $59   $175  $289   $565
 FIDELITY (Service Class 2)
 VIP Asset Manager                    $134  $242   $328  $531   $134   $162  $268   $531   $54   $162  $268   $531
 VIP Asset Manager: Growth            $135  $244   $332  $538   $135   $164  $272   $538   $55   $164  $272   $538
 VIP Contrafund(R)                    $134  $243   $330  $534   $134   $163  $270   $534   $54   $163  $270   $534
 VIP Equity-Income                    $133  $240   $326  $527   $133   $160  $266   $527   $53   $160  $266   $527
 VIP Growth                           $134  $242   $329  $533   $134   $162  $269   $533   $54   $162  $269   $533
 VIP High Income                      $135  $244   $332  $537   $135   $164  $272   $537   $55   $164  $272   $537
 VIP Investment Grade Bond            $133  $239   $325  $525   $133   $159  $265   $525   $53   $159  $265   $525
 VIP Overseas                         $137  $249   $340  $551   $137   $169  $280   $551   $57   $169  $280   $551
 INVESCO FUNDS
 VIF-Dynamics                         $136  $246   $336  $544   $136   $166  $276   $544   $56   $166  $276   $544
 MFS
 New Discovery                        $136  $246   $335  $542   $136   $166  $275   $542   $56   $166  $275   $542
 Strategic Income                     $134  $242   $329  $532   $134   $162  $269   $532   $54   $162  $269   $532
 Utilities                            $134  $242   $329  $533   $134   $162  $269   $533   $54   $162  $269   $533
 MORGAN STANLEY
 Emerging Markets Equity              $143  $267   $368  $596   $143   $187  $308   $596   $63   $187  $308   $596
 Global Value Equity                  $136  $248   $339  $549   $136   $168  $279   $549   $56   $168  $279   $549
 International Magnum                 $137  $249   $339  $549   $137   $169  $279   $549   $57   $169  $279   $549
 U.S. Real Estate                     $136  $247   $337  $545   $136   $167  $277   $545   $56   $167  $277   $545
 SALOMON BROTHERS
 Variable Capital                     $135  $244   $332  $538   $135   $164  $272   $538   $55   $164  $272   $538
 SUMMIT PINNACLE SERIES
 Nasdaq-100 Index                     $132  $235   $317  $513   $132   $155  $257   $513   $52   $155  $257   $513
 Russell 2000 Small Cap Index         $133  $237   $322  $520   $133   $157  $262   $520   $53   $157  $262   $520
 S&P MidCap 400 Index                 $131  $233   $315  $509   $131   $153  $255   $509   $51   $153  $255   $509
 THIRD AVENUE
 Third Avenue Value                   $138  $252   $345  $559   $138   $172  $285   $559   $58   $172  $285   $559
 -------------------------------------------------------------------------------------------------------------------

These examples reflect Separate Account and 2001 underlying portfolio expenses. The $40 guaranteed maximum annual Policy fee is reflected in these examples, based on an average Policy value of $75,000; however we do not currently charge the Policy Fee. Premium taxes may also apply.

 -------------------------------------------------------------------------------

         EXAMPLES OF EXPENSES FOR 403(b) TSA POLICIES. The following chart shows the overall expenses you would pay under a 403(b) TSA Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), the maximum charge of 0.40% for the required 403(b) TSA Endorsement, 1.25% of other Policy value annual expenses for the most expensive of each optional feature ("greater of" guaranteed minimum death benefit optional features), plus the underlying portfolio 2001 expenses. If you select fewer or less expensive optional features, your expenses could be less than shown. If our current fees are less than the guaranteed maximum fees, your expenses could also be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the period shown, but do not reflect any premium tax charge which may apply. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be greater or less than those shown in the chart.

                                     ------------------------------------------------------------------------------
                                         Surrender Policy at    Annuitize Policy at the       Policy is neither
                                           end of the time         end of the time             surrendered nor
                                             period. ($)             period. ($)               annuitized. ($)
-------------------------------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------
                                      1 yr  3 yr  5 yr   10 yr  1 yr  3 yr   5 yr  10 yr   1 yr  3 yr   5 yr  10 yr
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
               ALGER
 Alger American Balanced              $126  $220   $293  $471   $126   $140  $233   $471   $46   $140  $233   $471
 Alger American Leveraged AllCap      $127  $222   $297  $477   $127   $142  $237   $477   $47   $142  $237   $477
 AMERICAN CENTURY
 VP Income & Growth                   $125  $215   $287  $459   $125   $135  $227   $459   $45   $135  $227   $459
 AMERITAS PORTFOLIOS (subadvisor)
 Ameritas Growth (Fred Alger)         $127  $221   $295  $474   $127   $141  $235   $474   $47   $141  $235   $474
 Ameritas Income & Growth (Fred       $126  $218   $290  $466   $126   $138  $230   $466   $46   $138  $230   $466
   Alger)
 Ameritas MidCap Growth (Fred Alger)  $127  $222   $297  $478   $127   $142  $237   $478   $47   $142  $237   $478
 Ameritas Small Company Equity        $133  $238   $322  $521   $133   $158  $262   $521   $53   $158  $262   $521
   (Babson)
 Ameritas Money Market (Calvert)      $121  $205   $270  $430   $121   $125  $210   $430   $41   $125  $210   $430
 Ameritas Small Capitalization        $128  $224   $300  $483   $128   $144  $240   $483   $48   $144  $240   $483
   (McStay)
 Ameritas Emerging Growth (MFS Co.)   $127  $222   $298  $479   $127   $142  $238   $479   $47   $142  $238   $479
 Ameritas Growth With Income(MFS Co.) $128  $223   $299  $481   $128   $143  $239   $481   $48   $143  $239   $481
  Ameritas Research (MFS Co.)         $127  $223   $298  $480   $127   $143  $238   $480   $47   $143  $238   $480
 Ameritas Select (Harris/Oakmark)     $132  $236   $320  $517   $132   $156  $260   $517   $52   $156  $260   $517
 Ameritas Index 500 (State Street)    $122  $206   $272  $433   $122   $126  $212   $433   $42   $126  $212   $433
 CALVERT PORTFOLIOS
 CVS Income                           $128  $223   $299  $481   $128   $143  $239   $481   $48   $143  $239   $481
 CVS Social Balanced                  $127  $220   $295  $473   $127   $140  $235   $473   $47   $140  $235   $473
 CVS Social Equity                    $128  $223   $299  $481   $128   $143  $239   $481   $48   $143  $239   $481
 CVS Social International Equity      $134  $241   $327  $529   $134   $161  $267   $529   $54   $161  $267   $529
 CVS Social Mid Cap Growth            $129  $227   $306  $493   $129   $147  $246   $493   $49   $147  $246   $493
 CVS Social Small Cap Growth          $132  $235   $317  $512   $132   $155  $257   $512   $52   $155  $257   $512
 FIDELITY (Service Class 2)
 VIP Asset Manager                    $124  $214   $284  $454   $124   $134  $224   $454   $44   $134  $224   $454
 VIP Asset Manager: Growth            $125  $216   $288  $462   $125   $136  $228   $462   $45   $136  $228   $462
 VIP Contrafund(R)                    $125  $215   $286  $458   $125   $135  $226   $458   $45   $135  $226   $458
 VIP Equity-Income                    $124  $212   $281  $450   $124   $132  $221   $450   $44   $132  $221   $450
 VIP Growth                           $125  $215   $286  $458   $125   $135  $226   $458   $45   $135  $226   $458
 VIP High Income                      $125  $216   $287  $460   $125   $136  $227   $460   $45   $136  $227   $460
 VIP Investment Grade Bond            $123  $211   $280  $446   $123   $131  $220   $446   $43   $131  $220   $446
 VIP Overseas                         $127  $222   $297  $477   $127   $142  $237   $477   $47   $142  $237   $477
 INVESCO FUNDS
 VIF-Dynamics                         $129  $226   $304  $489   $129   $146  $244   $489   $49   $146  $244   $489
 MFS
 New Discovery                        $128  $225   $303  $487   $128   $145  $243   $487   $48   $145  $243   $487
 Strategic Income                     $127  $222   $297  $477   $127   $142  $237   $477   $47   $142  $237   $477
 Utilities                            $127  $222   $297  $477   $127   $142  $237   $477   $47   $142  $237   $477
 MORGAN STANLEY
 Emerging Markets Equity              $136  $247   $337  $546   $136   $167  $277   $546   $56   $167  $277   $546
 Global Value Equity                  $129  $228   $307  $494   $129   $148  $247   $494   $49   $148  $247   $494
 International Magnum                 $129  $228   $307  $495   $129   $148  $247   $495   $49   $148  $247   $495
 U.S. Real Estate                     $129  $227   $305  $491   $129   $147  $245   $491   $49   $147  $245   $491
 SALOMON BROTHERS
 Variable Capital                     $128  $224   $300  $483   $128   $144  $240   $483   $48   $144  $240   $483
 SUMMIT PINNACLE SERIES
 Nasdaq-100 Index                     $124  $214   $285  $455   $124   $134  $225   $455   $44   $134  $225   $455
 Russell 2000 Small Cap Index         $125  $217   $289  $463   $125   $137  $229   $463   $45   $137  $229   $463
 S&P MidCap 400 Index                 $124  $213   $282  $451   $124   $133  $222   $451   $44   $133  $222   $451
 THIRD AVENUE
 Third Avenue Value                   $131  $232   $313  $506   $131   $152  $253   $506   $51   $152  $253   $506
 -------------------------------------------------------------------------------------------------------------------

These examples reflect Separate Account and 2001 underlying portfolio expenses. The $40 guaranteed maximum annual Policy fee is reflected in these examples, based on an average Policy value of $75,000; however we do not currently charge the Policy Fee. Premium taxes may also apply.

         The Fee Tables are designed to help you understand the various costs and expenses that a Policy Owner will bear directly or indirectly. For more information, read this prospectus' FEES section and the prospectus for each Subaccount's underlying portfolio.

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.


IMPORTANT POLICY PROVISIONS                       (y = optional feature)
         The OVERTURE MEDLEY! Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

         Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

o        Application in Good Order

         All application questions must be answered, but particularly note these requirements:
         o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
         o Your premium allocations must be completed in whole percentages, and total 100%.
         o Initial premium must meet minimum premium requirements.
         o Your signature and your agent's signature must be on the application.
         o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
         o City, state and date application was signed must be completed.
         o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
         o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
         o Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
         o The only premium required.  All others are optional.
         o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000 for all plans, except 403(b) tax-sheltered annuities. The initial premium for a 403(b) policy may be as low as $0 so long as the annualized planned premium is at least $600 and the minimum modal premium is at least $50. We have the right to change these premium requirements.

         Additional Premiums
         o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
         o Will not be accepted, without our approval, on or after the later of
           (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States and IRA plan Policies. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold the portion of your initial premium allocated to the Separate Account in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         Value+ Option and "Right to Examine" Period. The Value+ Option value, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for fees under the Policy.

o        Separate Account Value

         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

         (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
         (b)  the daily administrative expense fee; minus
         (c) the daily mortality and expense risk charge; and this result divided by
         (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
         (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
         (b) any net premiums credited since the end of the previous Policy Month; plus
         (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
         (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
         (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
         (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
         (g) the Fixed Account's share of charges for any optional features;
             plus
         (h) interest credited on the Fixed Account balance.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o   Transfers among investment options.
o   Establish systematic transfer programs.
o   Change of premium allocations.

How to Authorize Telephone Transactions

o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o   Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o   May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Policy value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         Y OPTIONAL FEATURES

         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy features you want by "unbundling" features that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting an optional feature, as some may not be available in your state on the effective date of this Prospectus. These optional features are currently only available at Policy issue, and most are only available if you are then not older than age 70. For features not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the feature becomes available. Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                                  Prospectus Section Where It Is Covered
----------------                                                  --------------------------------------
Y optional Minimum Initial Premium feature........................IMPORTANT POLICY PROVISIONS:
                                                                       Policy Application and Issuance

Y optional Withdrawal Charge Period features......................FEES: Withdrawal Charge
Y optional Free Withdrawal Privilege features.....................POLICY DISTRIBUTIONS: Withdrawals
Y optional Guaranteed Minimum Death Benefit features..............POLICY DISTRIBUTIONS: Death Benefits
Y 403(b) Tax Sheltered Annuity Endorsement........................POLICY DISTRIBUTIONS: Withdrawals and
     (REQUIRED for 403(b) Policies)                                  APPENDIX C: Tax Qualified Plan Disclosures

Y optional Value+ Option..........................................INVESTMENT OPTIONS: Value+ Option
Y optional Estate Protection Benefit ("EPB") and
     Expanded Estate Protection Benefit ("EEPB")..................POLICY DISTRIBUTIONS: Death Benefits

Charges for each of the optional features are shown in this prospectus' FEE
TABLES section.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among 41 Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

        The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on May 28, 1987. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.


         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans. Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds. You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

      You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

        Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

         All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. We reserve the right to establish a minimum initial purchase payment amount.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:

     o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.

     o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available.

     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)

           - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

           - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

     o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.

     o A transfer from the Fixed Account (except made pursuant to a systematic transfer program): - may be made only once each Policy Year; - may be delayed up to six months; - is limited during any Policy Year to the greater of:
                - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                -   $1,000.
     o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
     o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         SYSTEMATIC TRANSFER PROGRAMS

o        Model Asset Allocation

         We may offer model asset allocation to rebalance your Policy value based on the terms of the program. Different asset allocation models may be available over the lifetime of the Policy; however, only one such program can be in effect at any one time.

o        Dollar Cost Averaging Program

         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

         Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         As discussed at "Fixed Account Fixed Interest Rate Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDPA. The Dollar Cost Averaging program and/or the EDPA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

     Dollar Cost Averaging Rules:
     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
     o    Automatic transfers can only occur monthly.
     o    The minimum transfer amount out of the Ameritas Money Market
          Subaccout or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month anniversary following the date the Policy's "right to examine" period ends.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program

         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:

         o There is no additional charge for the Portfolio Rebalancing program.
         o The Fixed Account is excluded from this program.
         o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
         o You may have rebalancing occur quarterly, semi-annually or annually.

         Earnings Sweep Program

         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:

        o There is no additional charge for the Earnings Sweep program.
        o The Fixed Account is included in this program.
        o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
        o You may have your earnings sweep quarterly, semi-annually or annually.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.


         VALUE+ OPTION

         If you elect the Value+ Option, AVLIC will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from AVLIC's general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, AVLIC will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:



                   Year             Formula         Reduced Credit
                   ----             -------         --------------
                     2             4% x 8/9              3.56%
                     3             4% x 7/9              3.11%
                     4             4% x 6/9              2.67%
                     5             4% x 5/9              2.22%
                     6             4% x 4/9              1.78%
                     7             4% x 3/9              1.33%
                     8             4% x 2/9              0.89%
                     9             4% x 1/9              0.44%

        The Value+ Option is subject to administrative availability at AVLIC. It must be elected when you apply for your Policy and is available only with a nine-year surrender charge period (not with optional seven- or five-year surrender charge periods). Once the Value+ Option is elected, it cannot be revoked.

         Value+ Option Charge

         The annualized charge for the Value+ Option is currently 0.42% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. If you elect the Value+ Option, your current Separate Account annual expenses will total 1.17% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you do not elect the Value+ Option, your current Separate Account annual expenses will be 0.75% for all Policy Years, again assuming no charges for other riders. The decision to elect or decline the Value+ Option depends on whether you believe it is to your advantage to have the Credit and incur the charges or not to have the Credit and avoid the charges. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         "Right to Examine" and Value+ Option

         The "right to examine" period allows an Owner to return the Policy and receive a refund. "Right to examine" refunds are governed by state law and may be equal to (a) Policy value, (b) premiums received, or the greater of (a) or
(b). The Value+ Option value, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

         Withdrawals and Value+ Option Recapture
         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first Policy Year, the Credit Value recaptured by AVLIC withdrawn is one hundred percent (100%) of the Credit Value withdrawn. In Policy Years two through seven, we will reduce the recapture ratio one-seventh each year according to the following schedule:

                                 Year Percentage
                                  2        89%
                                  3        78%
                                  4        67%
                                  5        56%
                                  6        44%
                                  7        33%

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

         No recapture of the Credit Value will take place:
         o if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
         o    if a death benefit becomes payable, or
         o if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

FEES                 (' = Base Policy Fee;  Y = Optional Feature Fee)


         The following repeats and adds to information provided in the FEE TABLES section. Please review both prospectus sections for information on fees.

`        WITHDRAWAL CHARGE


                                                              Years since receipt of premium*

                                                  ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         (% of each premium withdrawn)             1      2     3      4      5     6      7     8+     9     10+
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         ' Base Policy 9-Year Withdrawal Charge   8%    8%     8%    7%     7%     6%    5%     4%    2%     0%
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         Y  Optional 7-Year Withdrawal            7%    6%     5%    4%     3%     2%    1%     0%      -      -
         Charge
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         Y  Optional 5-Year Withdrawal            7%    7%     6%    4%     2%     0%     -     -      -      -
         Charge
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------
         Y  403(b) TSA Endorsement 7-Year         8%    8%     8%    7%     6%     5%    3%     0%      -      -
         Withdrawal Charge (in all states except SC,TX and WA, where the base
         Policy 9-Year Withdrawal Charge
         applies)
         ---------------------------------------- ----- ------ ----- ------ ------ ----- ------ ----- ------ ------

                                                     * Schedule will differ when
required by state law.

         We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. Any withdrawal charges applicable to your Policy will be waived after our receipt of satisfactory Written Notice on withdrawals:
              (a) upon your separation of service after 9 years from the Policy Date;

              (b) due to your disability within the meaning of Code Section 72(m)(7) prior to your age 65. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

         Y Optional Withdrawal Charge Features
         The optional withdrawal charge features carry the following additional current fees which are deducted monthly from Policy value to equal this annual percentage of Policy value: 0.30% for the Optional 7-Year Withdrawal Charge (guaranteed to never exceed 0.40%), and 0.45% for the Optional 5-Year Withdrawal Charge (guaranteed to never exceed 0.60%). The 403(b) TSA Endorsement 7-Year Withdrawal Charge is offered as part of the 403(b) Tax Sheltered Annuity Endorsement required for a Policy to be issued as part of an IRC 403(b) plan; there is a charge for that endorsement, discussed below. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge features must be made at issue of the Policy.

         Y Optional Free Withdrawal Features

         The base Policy does not have any free withdrawal features (allowing withdrawals not subject to a withdrawal charge). Two optional free withdrawal features are available: See the prospectus' POLICY DISTRIBUTIONS: Withdrawals section of this prospectus for details about these features. These optional features have current fees which are deducted monthly from Policy value to equal this annual percentage of Policy value: 0.05% for the Optional 10% Free Withdrawal Privilege (guaranteed never to exceed 0.15%), and 0.20% for the Optional Expanded Free Withdrawal Privilege (guaranteed never to exceed 0.40%). These fees continue as long as the Policy is in force.

         The TSA No Withdrawal Charge Riders have current fees which are deducted monthly from Policy value to equal this annual percentage of Policy value: 0.25% for Large Cases (where the initial premium is $25,000 or greater); (guaranteed never to exceed 0.45%); 0.30% for Small Cases (where the initial premium is less than $25,000) (guaranteed never to exceed 0.55%) until the Policy value exceeds $50,000 on a Policy Year anniversary, when the fee reduces to 0.25% (guaranteed never to exceed 0.45%). The 403(b) Hardship Waiver Rider has current fees deducted monthly from Policy value equal to 0.15% (guaranteed never to exceed 0.25%). These optional feature fees continue as long as the Policy is in force.

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to an annual rate of 0.60% of the value of the net assets in the Separate Account, and is guaranteed to never exceed an annual rate of 0.75%. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE FEES
         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         ' This fee is equal to an annual rate of 0.15% of the value of the net assets in the Separate Account, and is guaranteed to never exceed an annual rate of 0.25%. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         ' Currently $0. We reserve the right to charge an annual Policy fee not to exceed $40.
         Y The optional Minimum Initial Premium feature has a current annual Policy fee of $36 (maximum $40).

         Any Policy Fee (currently only levied under the optional Minimum Initial Premium feature) is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. For the optional Minimum Initial Premium feature for TSA Policies, we will also waive the Annual Policy Fee for Policy Years when total net premium (premium less withdrawals) is $2,000 or greater. We currently waive any Policy Fee if the Policy value is at least $50,000 on a Policy Anniversary.

         TRANSFER FEE

         ' The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee of $10 may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.



         403(b) TSA Endorsement FEES
         --------------------------------------------------------------------------- --------------- ----------------
         --------------------------------------------------------------------------- --------------- ----------------

         403(b) TAX SHELTERED ANNUITY ENDORSEMENT REQUIRED for 403(b) Policies
         issued after 1/1/02. Includes 403(b) TSA Endorsement 7-Year Withdrawal
         Charge schedule in all states except TX, SC and WA; in those states the
         base Policy 9-Year Withdrawal Charge schedule applies. Also includes             0.20%            0.40%
         loan feature, and waiver of withdrawal charge upon disability or separation from service after the ninth Policy Year anniversary.

         --------------------------------------------------------------------------- --------------- ----------------

         FEES CHARGED BY THE PORTFOLIOS

         ' Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' FEE TABLES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

`        OPTIONAL FEATURES' FEES

         Y Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                                  Prospectus Section Where It Is Covered
----------------                                                  --------------------------------------
Y optional Minimum Initial Premium feature........................IMPORTANT POLICY PROVISIONS:
                                                                       Policy Application and Issuance

Y optional Withdrawal Charge Period features......................FEES: Withdrawal Charge
Y optional Free Withdrawal Privilege features.....................POLICY DISTRIBUTIONS: Withdrawals
Y optional Guaranteed Minimum Death Benefit features              POLICY DISTRIBUTIONS: Death Benefits
Y 403(b) Tax Sheltered Annuity Endorsement                        FEES: Withdrawal Charge; POLICY
    (REQUIRED for 403(b) Policies)                                DISTRIBUTIONS: Withdrawals, and
                                                                  APPENDIX C: Tax Qualified Plan Disclosures

Y optional Value+ Option..........................................INVESTMENT OPTIONS:  Value+ Option
Y optional Estate Protection Benefit ("EPB") and
Expanded Estate Protection Benefit ("EEPB") POLICY DISTRIBUTIONS: Death Benefits


         Charges for each of the optional features are shown in this prospectus' FEE TABLES section.

WAIVER OF CERTAIN FEES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any fees may be subject to state approval.

POLICY DISTRIBUTIONS                (Y = Optional Feature)

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional feature "free" partial withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.


Withdrawals may be subject to:
     Income Tax
     Penalty Tax
     Withdrawal Charge
     Value+ Option Recapture
Even so called "free" withdrawals may be subject to the tax charges.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules

       o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
       o      Minimum withdrawal is $250.
       o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
       o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
       o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
       o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

o        Systematic Withdrawal Plan

         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

o        Y   Optional "Free" Withdrawal Features

         You may elect, for a charge, one of the following optional features allowing access to certain Policy value without being subject to withdrawal charges. For information about the charge for these features, see this prospectus' FEES and FEE TABLES sections. Your election must be made at issue of the Policy.

         Y   Optional 10% "Free" Withdrawal Feature.
             --------------------------------------
         This optional feature allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this option, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.


         Y   Optional Expanded "Free" Withdrawal Feature.
             -------------------------------------------

         This optional feature allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value or any of your accumulated Policy earnings, minus prior "free" withdrawals taken since Policy issue. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid less any previous withdrawals of premium.) Under this option, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

         Y   Optional 403(b) TSA Hardship Waiver Rider.
           -----------------------------------------
         This Rider, available only for Policies issued pursuant to a 403(b) tax sheltered annuity plan and which can only be attached to the Policy at issue, waives Withdrawal Charges for withdrawals of Policy value made while the Owner/annuitant is suffering a hardship as defined under applicable law and with satisfactory Written Notice to us.

         Y   Optional 403(b) TSA No Withdrawal Charge Riders.
           -----------------------------------------------
         These Riders, available only for Policies issued as 403(b) tax sheltered annuities and which can only be attached to the Policy at issue, allow the Policy to be issued without any withdrawal charges.


         LOANS (403(b) PLANS ONLY)


         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. The Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.) On Policies issued after 1/1/02 with the 403(b) Tax Sheltered Annuity Endorsement, we may charge a fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis. (This charge does not apply to Policies issued prior to 1/1/02 or to loans made in states where origination fees are not approved.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within 7 Business Days.

         Loan Interest

         Interest rate charged on loan balance: currently 7% effective annual rate; guaranteed maximum rate is 8%.
         Interest rate credited to Policy value that is collateral for the loan:
             currently 4.5% effective annual rate; guaranteed minimum rate is 3%.
Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Policy Distributions, including Annuity Income Payments While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.


A death benefit is payable upon:
           Your Policy being in force;
           Receipt of Due Proof of Death of the first Owner to die; Election of an annuity income option; and Proof that the Owner dies before any annuity payments begin.


"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Owner's Death section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Death Benefit

         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
          - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          - the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner

         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix C.

o        Table Illustrating Benefits Upon Death

         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

If the deceased is   and ...                  and ...              then the ...

-------------------- ------------------------ -------------------- -------------------------------------------------
-------------------- ------------------------ -------------------- -------------------------------------------------
any Policy Owner     - - -                    - - -                Policy beneficiary receives the death benefit.
-------------------- ------------------------ -------------------- -------------------------------------------------
-------------------- ------------------------ -------------------- -------------------------------------------------
any Policy Owner     There is no surviving    the beneficiary is   surviving spouse may elect to become the Policy
                     joint Policy Owner or    the Policy Owner's   Owner and continue the Policy, or may have the
                     it is the deceased       surviving spouse     Policy end and receive the death benefit.
                     Owner's spouse
-------------------- ------------------------ -------------------- -------------------------------------------------
-------------------- ------------------------ -------------------- -------------------------------------------------
the annuitant        a Policy Owner is        there is no named    the Policy continues with the Policy Owner as
                     living                   contingent or        the Policy annuitant unless the Owner names a
                                              joint annuitant      new annuitant.
-------------------- ------------------------ -------------------- -------------------------------------------------
-------------------- ------------------------ -------------------- -------------------------------------------------
the annuitant        the Policy Owner is a    - - -                the annuitant's death is treated as a Policy
                     non-person                                    Owner's death.
-------------------- ------------------------ -------------------- -------------------------------------------------
-------------------- ------------------------ -------------------- -------------------------------------------------
an annuitant         a Policy Owner is        the contingent or    contingent annuitant becomes the annuitant, and
                     living                   joint annuitant is   the Policy continues.
                                              living
-------------------- ------------------------ -------------------- -------------------------------------------------

                  If death occurs on or after the Annuity Date:

If the deceased is     and ...                then the ...

---------------------- ---------------------- ----------------------------------------------------------------------
---------------------- ---------------------- ----------------------------------------------------------------------
any Policy Owner       There is a living      surviving Policy Owner remains as Owner for purposes of distributing
                       joint Owner, and       any remaining Policy proceeds pursuant to the annuity income option
                       the annuitant is       then in effect.  If the annuity benefit payee was the deceased
                       living                 Policy Owner, the surviving Owner receives the proceeds.  If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.

---------------------- ---------------------- ----------------------------------------------------------------------
---------------------- ---------------------- ----------------------------------------------------------------------
any Policy Owner       There is no            Policy beneficiary becomes the Policy Owner for purposes of
                       surviving joint        distributing any remaining Policy proceeds pursuant to the annuity
                       Owner, and             income option then in effect.  If the annuity benefit payee was the
                       the annuitant is       Owner, then the Policy beneficiary receives the proceeds.  If the
                       living                 payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
---------------------- ---------------------- ----------------------------------------------------------------------
---------------------- ---------------------- ----------------------------------------------------------------------
any                    Policy annuitant any Policy Owner is Policy Owner (or
                       other named payee) receives distribution of any living
                       remaining Policy proceeds pursuant to the annuity income
                       option
                                              then in effect.
---------------------- ---------------------- ----------------------------------------------------------------------
---------------------- ---------------------- ----------------------------------------------------------------------
the annuitant          the annuitant is       Policy beneficiary becomes the Policy Owner for purposes of also the Policy Owner  distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If
                                              the annuity benefit payee was the
                                              Owner, then the Policy beneficiary
                                              receives the proceeds. If the
                                              payee is other than the Owner,
                                              proceeds continue to be paid to
                                              the payee until the payee's death,
                                              then are paid to the Policy
                                              beneficiary.
---------------------- ---------------------- ----------------------------------------------------------------------

o        Y Optional Guaranteed Minimum Death Benefit Features

         You may elect one of three optional Guaranteed Minimum Death Benefit features, for a charge. Your election must be made when the Policy is issued, and only if you and the annuitant are then not older than age 70. Your election cannot be changed or revoked. Each feature ends at your age 85. Under these features, if the Owner is not a natural person, you cannot change the annuitant after the guaranteed minimum death benefit feature is elected. Each of the options provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' FEES and FEE TABLES sections for information on the charge for these optional features.

         Y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of:

              (a) the Policy value at the time Due Proof of Death is received,
              (b) the sum of premiums paid less withdrawals, or (c) the guaranteed minimum death benefit on the Policy Anniversary when the most recent death benefit "step-up" occurred.

The "step-up" interval is stated in your Policy's schedule page for this feature. For your attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After your 85th birthday, the guaranteed minimum death benefit is $0, so that the death benefit is just the standard death benefit available under the Policy.

         Y Optional 5% Roll-up Guaranteed Minimum Death Benefit At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of:

              (a) the current Policy value, or

              (b) the total premiums paid less withdrawals (net premiums) accumulated at 5% simple interest (3% in the State of Washington), up to a maximum of 200% of net premiums.


For your attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After your 85th birthday, the guaranteed minimum death benefit is $0, so that the death benefit is just the standard death benefit available under the Policy.

         Y Optional "Greater of" Guaranteed Minimum Death Benefit

         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of the guaranteed minimum death benefit amount payable under either the optional Periodic Step-up guaranteed minimum death benefit feature, or the optional 5% Roll-up guaranteed minimum death benefit feature.


o        Y Optional Estate Protection Benefit Features

         Y Estate Protection Benefit

         For an additional charge you may purchase the Estate Protection Benefit ("EPB"). The EPB must be elected and purchased at the time you apply for your Policy, and cannot be canceled once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional guaranteed minimum death benefit that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

                                  Current Fee           Guaranteed Maximum Fee
          Issue ages 0-70             0.20%                     0.40%
          ---------------
          Issue ages 71-80            0.60%                     0.80%
          ----------------

         This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit must be elected prior to Policy issue and may not be revoked once elected.

         Calculation of the Benefit:
         The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB benefit is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB benefit is calculated as follows:

         40% x Benefit Base; where:

         Benefit Base = (PVD - NPBB) < Benefit Cap, such that:

         PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations;

         NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:

         NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and

         Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first policy year, there is no reduction for premiums received prior to death. If death occurs in the second policy year, all premiums received in the second policy year reduce the net premium amount. If death occurs after the second policy year, only premiums received within the 12 month period prior to death reduce the net premium amount.

                      EXAMPLE

                      Assume the following items:
                          (a)  Death occurs in policy year 5
                          (b)  Policy value at time of death is $90,000
                                 (PVD = $90,000)
                          (c)  Net premiums adjusted for withdrawals is $53,000
                                 (NP = $53,000)
                          (d) Net premiums used for the determination of the Benefit Base is $50,000 (NPBB = $50,000)
                          (e) Premium received within 12 months prior to death = $14,000

                      Fromthis information, the following is determined: (a)
                          Benefit Cap = $53,000 - $14,000 = $39,000 (b) Benefit
                          Base = $90,000 - $50,000 = $40,000,
                               which is greater than the Benefit Cap, so the Benefit Base = $39,000
                          (c)  EPB amount = 40% of $39,000 = $15,600

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy Value on the date of the Policy Owner's death.

         Y Expanded Estate Protection Benefit ("EEPB")

         For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") option in lieu of the EPB if you intend to exchange your existing annuity for an OVERTURE MEDLEY! Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB is available only at Policy issue and once elected it may not be revoked.

         The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:

                                  Current Fee           Guaranteed Maximum Fee

         Issue ages 0-70             0.25%                     0.45%
         ---------------
         Issue ages 71-80            0.80%                     1.00%
         ----------------

         Calculation of the Benefit:
         The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used for the determination the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provide the sum does not exceed 100% of the net premiums. The EEPB benefit is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB benefit calculated as follows:

         40% x Benefit Base; where:

         Benefit Base = [(PVD - NPBB) + (z% x Transfer Premium)] < Benefit Cap, such that:

         PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB benefit;

         Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and

         z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:

                                    Years Since Receipt                 z
                                    -------------------------------------
                                            1                          10
                                            2                          20
                                            3                          30
                                            4                          40
                                            5+                         50

                    EXAMPLE

                    Assume the following items:
                     (a)  Death occurs in policy year 3;
                     (b)  Policy value at time of death is $110,000
                          (PVD = $110,000);
                     (c)  Net premiums adjusted for withdrawals is $73,000
                          (NP = $73,000);
                     (d) Net premiums used for the determination of the Benefit Base is $70,000
                          (NPBB = $70,000)
                     (e) Transfer Premiums, which were all paid in policy year 1, are $10,000
                          (Transfer Premiums = $10,000);
                     (f) Premium received within 12 months prior to death = $31,000.

                    From this information, the following is determined:

                     (a)  Benefit Cap = $73,000 - $31,000 = $42,000;
                     (b)  Benefit Base =[($110,000 - $70,000) + (30% x
                          $10,000)] = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
                     (c)  EEPB amount = 40% of $42,000 = $16,800

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. To resolve any uncertainty, we will ask the Internal Revenue Service to approve the use of all optional death benefits in IRAs, including the Estate Protection Benefit and Expanded Estate Protection Benefit. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

ANNUITY INCOME PHASE

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

          Annuity payments:

          - require investments to be allocated to our general account, so are not variable.
          -   may be subject to a withdrawal charge
          -   may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

         The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options

         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income options guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

(6)      Lump Sum.  Proceeds are paid in one sum.

TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest money (generally on a pre-tax basis) in an annuity as part of a pension or retirement plan that is subject to requirements and may have additional benefits under the Internal Revenue Code beyond those generally applicable to annuities (e.g., "qualified plan" such as IRAs, TSAs, and the like), your contract is called a "Qualified Policy." Other annuities, in which already taxed money is invested (other than as part of a qualified plan which can accept after-tax deposits), are referred to as a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

         TAXATION OF NONQUALIFIED POLICIES

         If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Policy value over the investment in the Policy (generally, the premiums paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Policies owned by natural persons.

o Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Policy value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o Penalty Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Policy, a federal tax penalty equal to 10% of the amount treated as income may be imposed. In general, however, there is no penalty on distributions:

   - made on or after the taxpayer reaches age 59 1/2; - made on or after an Owner's death; - attributable to the taxpayer's becoming disabled; or
   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

o Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under an annuity income option, they are taxed in the same way as annuity payments.

o Transfers, Assignment or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an annuitant, the selection of certain dates for annuity payments to begin, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o Withholding for Nonresident Alien Owners. Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

o Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount of gain includable in such Owner's income when a taxable distribution occurs.

o Further Information. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."


         TAXATION OF QUALIFIED POLICIES

         The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of (1) $3,000 in Year 2002, $4,000 in 2003, $5,000 in
   2004 and thereafter, or (2) 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional guaranteed minimum death benefit provision(s) in the Policy comports with IRA qualification requirements.


   With respect to IRAs, if you are purchasing the Estate Protection Benefit ("EPB") or Expanded Estate Protection Benefit ("EEPB") for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. To resolve any uncertainty, we will ask the Internal Revenue Service to approve the use of all optional death benefits in IRAs, including the EPB and EEPB. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

o Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amount with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exception) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o Corporate Pension and Profit-sharing Plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes guaranteed minimum death benefit options that in some cases may exceed the greater of the premiums or the Policy value. The standard death benefit or optional guaranteed minimum death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o 403(b) Plan Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes optional guaranteed minimum death benefits that in some cases may exceed the greater of the purchase payments or the Policy value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the guaranteed minimum death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

o Nontransferrability. You may not transfer, assign or sell your tax-qualified policy to anyone (except in the case of transfer incident to divorce.

o Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

         POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

         We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ratings:

         A.M. Best - A (Excellent), third highest of Best's 15 ratings for financial strength and operating performance. Standard & Poor's - AA (Very Strong), third highest of S&P's 21 ratings for insurer financial strength.

(These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

         Awards:

         2000 and 1999 DALBAR service awards
         DALBAR, Inc., an independent research firm, presents annual awards to acknowledge the highest tier of service success among the financial service companies rated.

         1999 Better Business Bureau National Torch Award
         Ameritas Life Insurance Corp. and its affiliated companies, including Ameritas Variable Life Insurance Company, were among only 22 finalists honored in this award for marketplace ethics. We were sited for "demonstrating the highest level of integrity in [our] practice toward customers, employees, suppliers, industry peers, and the communities where [we] do business."

         Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. In 1996, Ameritas Life Insurance Corp. entered into a joint venture with AmerUs Life Insurance Company. Both Ameritas Life and AmerUs now guarantee the obligations of AVLIC through an agreement forming AMAL Corporation, a holding company that owns the common stock of AVLIC. Our home office and Service Office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. Like us, AIC is also a direct subsidiary of AMAL Corporation, of which Ameritas Acacia Mutual Holding Company is the ultimate majority owner. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' FEES section.

         VOTING RIGHTS

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts you are invested in. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.


         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.


         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise several types of performance for the Subaccount variable investment options. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios. The following is a description of types of performance reporting:

         Total return is the overall change in the value of an investment in a Subaccount variable investment option over a given period of time.

         Standardized average annual total return is calculated in accordance with SEC guidelines. This shows the percentage return on $1,000 invested in the Subaccounts over the most recent 1, 5 and 10 year periods. If the variable investment option was not available for the full period, we give a history from the date money was first received in that option. This return reflects deduction of all recurring Policy charges during each period (i.e. mortality and expense risk charges, annual Policy fee, administrative expenses, and any applicable withdrawal charges). Standardized returns may reflect current waiver of any fees or current charges that are lower than our guaranteed maximum charges.

         Non-standardized average annual total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Subaccount's underlying portfolio has been in existence longer than the Subaccount, we may show non-standardized performance for periods that begin on the inception date of the underlying portfolio, rather than the inception date of the Subaccount. Otherwise, non-standardized average annual total return is calculated in a similar manner as that stated above, except we do not include the deduction of any applicable withdrawal charge (e.g., we assume the Policy continues beyond the period shown), and some non-standardized returns may be based on Policy sizes where the Policy fee would be waived.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

-------------------------------------- ---------------------------------------- --------------------------------------
         Separate Account                       Investment Strategy                    Investment Objective
             Portfolio
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
               ALGER                                     Offered through The Alger American Fund
                                                          Advised by Fred Alger Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Alger American Balanced                Common stock of companies with
                                       growth potential and fixed-income        Current Income and long-term capital
                                       securities.                              growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Alger American Leveraged AllCap        Common stocks of companies with
                                       growth potential.                        Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
          AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                 Advised by American Century Investment Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
VP Income & Growth                     Common stocks of U.S. companies.         Long-term capital growth.  Income
                                                                                is secondary.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------

  AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                           Advised by Ameritas Investment Corp.
                                                          (Both are Ameritas Acacia Companies)

-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Growth                        Common stocks of large U.S.              Long-term capital growth.
                                       companies with broad product lines,
         (Fred Alger)                  markets, financial resources and
                                       depth of management.

-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Income & Growth               Dividend paying equity securities,       High level of dividend income, with
         (Fred Alger)                  preferably with growth potential.        capital growth as a secondary goal.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of midsize U.S.

Ameritas MidCap Growth                 companies with promising growth          Long-term capital growth.
         (Fred Alger)                  potential.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------

Ameritas Small Company Equity          Common stocks of small size U.S.         Long-term capital growth.
         (Babson)                      companies.

-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Money Market (Calvert)        Money market securities of domestic      Current income.
                                       and foreign issuers.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Small Capitalization          Common stocks of small, fast-growing     Long-term capital growth.
                                       U.S. companies that offer innovative
         (McStay)                      products, services or technologies to a
                                       rapidly expanding marketplace.

-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Emerging Growth               Common stocks of emerging growth         Long-term capital growth.
         (MFS Co.)                     companies or related securities,
                                       including foreign securities.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of companies or
                                       related securities, including
Ameritas Growth With Income            foreign securities, to seek to           Current income, long-term growth of
         (MFS Co.)                     provide income equal to 90% of the       capital and income.
                                       S&P 500 Composite Index dividend yield.

-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks and related securities
                                       of companies with favorable
                                       prospects for long-term growth,          Long-term capital growth and future
Ameritas Research (MFS Co.)            attractive valuations, dominant or       income.
                                       growing market share, and superior
                                       management.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Select (Harris/Oakmark)       Common stocks of U.S. companies.         Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Ameritas Index 500 (State Street)      Common stocks of U.S. companies on       Results that correspond to the S&P
                                       the S&P 500 Index.                       500 Index company common stocks.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------

         CALVERT PORTFOLIOS              Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                    Advised by Calvert Asset Management Company, Inc.
                                                            (Both are Ameritas Acacia Companies)

-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------

CVS Income                             Primarily investment grade bonds and     Long-term income.
                                       other income producing securities.

-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Primarily large-cap growth oriented
                                       common stock of U.S. companies, with     Income and capital growth through
CVS Social Balanced                    40% bonds and other fixed-income         socially screened investments.
                                       investments.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------

CVS Social Equity                      Primarily large-cap common stocks.       Capital growth through socially
                                                                                screened investments.

-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social International Equity        Common stocks of mid to large cap        High total return through socially
                                       companies.                               screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Mid Cap Growth              Common stocks of mid cap companies.      Long-term capital growth through
                                                                                socially screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Small Cap Growth            Common stocks of small cap companies.    Long-term capital growth through
                                                                                socially screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------


                                     -A:1 -

     FIDELITY (Service Class 2)                Offered through Variable Insurance Products: Service Class 2
                                                   Advised by Fidelity Management and Research Company
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Asset Manager                      Allocated investments among stocks,
                                       bonds and short-term/money market        High total return with reduced risk
                                       investments.                             over the long-term.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Allocated investments among stocks,
VIP Asset Manager: Growth              bonds and short-term/money market
                                       investments.                             High total return.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------

VIP Contrafund(R)                      Common stocks of companies whose

                                       value is not fully recognized.           Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Equity-Income                      Income producing equity securities.
                                                                                Reasonable income.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Growth                             Common stocks of companies with
                                       above average growth potential.          Capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yielding fixed-income
VIP High Income                        securities, while also considering
                                       growth of capital.                       High level of current income.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------

                                       U.S. Dollar-denominated                  High level of current income as is
VIP Investment Grade Bond              investment-grade bonds (medium and       consistent with preservation of
                                       high quality).                           capital.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Securities of foreign companies,
VIP Overseas                           diversified across countries and
                                       regions.                                 Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
            INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                           Advised by INVESCO Funds Group, Inc.
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
VIF Dynamics                           Common stocks of mid size companies.     Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
                 MFS                                   Offered through MFS Variable Insurance Trust
                                                   Advised by Massachusetts Financial Services Company

-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of smaller cap
New Discovery                          emerging growth companies that are       Capital growth.
                                       early in their life cycles.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Strategic Income (formerly known as    U.S. and foreign government              Income and capital growth.
MFS(R) Global Governments Series)      securities, corporate bonds, and
                                       mortgage-backed and asset-backed
                                       securities.

------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity and debt securities of U.S.
                                       and foreign companies (including
Utilities                              emerging markets) in the utility         Capital growth and current income
                                       industry.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------

           MORGAN STANLEY                        Offered through The Universal Institutional Funds, Inc.
                                          Advised by Morgan Stanley Investment Management, Inc. dba "Van Kampen"

-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Emerging Markets Equity                Growth oriented equity securities of
                                       issuers in emerging market countries.    Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity securities of issuers
Global Value Equity                    throughout the world, including U.S.
                                       issuers.                                 Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity securities of non-U.S.
International Magnum                   issuers domiciled in "EAFE"
                                       countries.                               Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity securities of companies in
                                       the U.S. real estate industry,
U.S. Real Estate                       including real estate investment         Above average current income and
                                       trusts ("REITs").                        long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
          SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                    Advised by Salomon Brothers Asset Management, Inc.
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Variable Capital                       Common stocks of U.S. companies of       Capital Appreciation.
                                       all sizes.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
       SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                       Advised by Summit Investment Partners, Inc.
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Nasdaq-100 Index                       Common stocks of U.S. companies in       Results that correspond to the
                                       Nasdaq-100 Index.                        Nasdaq-100 Index company common
                                                                                stocks.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------

                                       Common stocks of U.S. companies in       Results that correspond to the
Russell 2000 Small Cap Index           the Russell 2000 Index.                  Russell 2000 Index company common
                                                                                stocks.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------

                                       Common stocks of U.S. companies in       Results that correspond to the S&P
S&P MidCap 400 Index                   the S&P MidCap 400 Index.                400 MidCap Index company common
                                                                                stocks.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
            THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                              Advised by EQSF Advisers, Inc.
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Third Avenue Value                     Primarily common stocks of companies       Long-term capital growth.
                                       with strong balance sheets which the
                                       manager considers undervalued, often
                                       smaller companies.
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------

-------------------------------------- ---------------------------------------- --------------------------------------


                                     -A:2 -

APPENDIX B: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)


           Subaccount (inception date)                                                                 Number (#) of
                                                                                  Value ($) at       Accumulation Units
                                                               Value ($) at      End of Year           At End of Year
                                                     Year      Inception        (December 31)           (December 31)

--------------------------------------------------- -------- --------------- ----------------- -----------------------

ALGER
   Alger American Balanced (01/01/2001)              2001           13.56            13.410                 207,825
   Alger American Leveraged AllCap  (01/01/2001)     2001           36.60            32.392                  51,661

--------------------------------------------------- -------- --------------- ----------------- -----------------------

AMERICAN CENTURY

   VP Income & Growth  (01/01/2001)                  2001            6.93             6.471                 433,115

--------------------------------------------------- -------- --------------- ----------------- -----------------------

AMERITAS PORTFOLIOS - Subadvisor

   Ameritas Growth - Alger  (01/01/2001)             2001           52.87            47.878                  55,572
   Ameritas Income & Growth - Alger  (01/01/2001)    2001           16.10            13.999                 116,359
   Ameritas MidCap Growth - Alger  (01/01/2001)      2001           32.76            31.790                  42,310
   Ameritas Small Company Equity - Babson            2001           15.00            19.727                 101,570
   (01/01/2001)
   Ameritas Money Market - Calvert  (01/01/2001)     2001            1.00             1.030              13,882,321
   Ameritas Small Capitalization - McStay            2001           36.90            29.194                  11,599
   (01/01/2001)
   Ameritas Emerging Growth - MFS  (01/01/2001)      2001           28.32            19.013                  28,346
   Ameritas Growth With Income - MFS  (01/01/2001)   2001           20.53            17.631                  24,735
   Ameritas Research - MFS  (01/01/2001)             2001           20.25            16.698                  62,074
   Ameritas Select - Harris/Oakmark  (01/01/2001)    2001           15.00            17.716                 170,533
   Ameritas Index 500 - State Street  (01/01/2001)   2001          144.49           129.292                  25,162

--------------------------------------------------- -------- --------------- ----------------- -----------------------

CALVERT PORTFOLIOS

   CVS Income  (05/01/2002)                          2001             N/A               N/A                     N/A
   CVS Social Balanced  (01/01/2001)                 2001           1.964             1.851                 455,566
   CVS Social Equity  (05/01/2002)                   2001             N/A               N/A                     N/A
   CVS Social International Equity  (01/01/2001)     2001           19.30            14.486                  15,726
   CVS Social Mid Cap Growth  (01/01/2001)           2001           29.49            27.075                  26,631
   CVS Social Small Cap Growth  (01/01/2001)         2001           13.21            14.961                  23,448

--------------------------------------------------- -------- --------------- ----------------- -----------------------

FIDELITY  (Service Class 2)
   VIP Asset Manager  (01/01/2001)                   2001           13.89            14.275                 127,031
   VIP Asset Manager: Growth  (01/01/2001)           2001           15.61            12.347                  17,035
   VIP Contrafund(R)(01/01/2001)                     2001           22.89            20.549                  64,084
   VIP Equity-Income  (01/01/2001)                   2001           25.11            22.436                 143,316
   VIP Growth  (01/01/2001)                          2001           41.63            33.115                  81,472
   VIP High Income  (01/01/2001)                     2001            8.12             6.318                 175,675
   VIP Investment Grade Bond  (01/01/2001)           2001           12.63            12.734                 302,145
   VIP Overseas  (01/01/2001)                        2001           19.81            13.719                  33,056

--------------------------------------------------- -------- --------------- ----------------- -----------------------

INVESCO FUNDS
   VIF Dynamics  (01/01/2001)                        2001           16.60            12.646                  87,960

--------------------------------------------------- -------- --------------- ----------------- -----------------------

MFS
   New Discovery (01/01/2001)                        2001           15.64            15.665                 110,102
   Strategic Income (01/01/2001)                     2001           10.08            10.416                  18,160
   Utilities (01/01/2001)                            2001           22.97            17.739                 118,165

--------------------------------------------------- -------- --------------- ----------------- -----------------------



MORGAN STANLEY
   Emerging Markets Equity  (01/01/2001)             2001            7.02             6.586                  14,050
   Global Value Equity (01/01/2001)                  2001           13.12            12.176                 109,697
   International Magnum ((01/01/2001)                2001           11.77             9.448                  33,989
   U.S. Real Estate (01/01/2001)                     2001           11.44            12.555                  55,666

--------------------------------------------------- -------- --------------- ----------------- -----------------------

SALOMON BROTHERS
   Variable Capital (05/01/2001)                     2001           14.94            15.281                 134,935

--------------------------------------------------- -------- --------------- ----------------- -----------------------

SUMMIT PINNACLE SERIES
   Nasdaq-100 Index (01/01/2001)                     2001            6.06             4.432                 177,238
   Russell 2000 Small Cap Index  (01/01/2001)        2001            9.57             9.622                  61,252
   S&P MidCap 400 Index (01/01/2001)                 2001           11.40            11.683                  70,378

--------------------------------------------------- -------- --------------- ----------------- -----------------------

THIRD AVENUE
   Third Avenue Value (01/01/2001)                   2001           14.82            17.171                 240,548


                                     - B:1 -

APPENDIX C: Tax-Qualified Plan Disclosures

                                      Index

Disclosure Statement for IRA, SEP IRA, SIMPLE IRA, & Roth IRA plan....Page C: 1
Withdrawal Restrictions for 403(b) Tax Sheltered Annuity plan.........Page C: 9

         DISCLOSURE STATEMENT                              | IRA
         AMERITAS VARIABLE LIFE INSURANCE COMPANY          | SEP IRA
         (we, us, our, the Company)                        | SIMPLE IRA
                                                           | ROTH IRA
                    for annuity policies issued as a(n):



         Table of Contents

Part I: Purpose; Your Right to Cancel Your IRA
Part II: Provisions of the IRA Law

   A. Eligibility
   B. Nontransferability
   C. Nonforfeitability
   D. Premium
   E. Contribution Limits
   F. Distribution Requirements
Part III: Restrictions and Tax Considerations

   A. Timing of Contributions
   B. Timing of Roth IRA Conversions
   C. Deductible IRA Contributions
   D. Non-deductible Regular IRA Contributions
   E. Effects of Conversion of
        Regular IRA to Roth IRA
   F. Recharacterization of
        IRA/ Roth IRA Contributions
   G. Excess Contributions
   H. Loans and Prohibited Transactions
   I. Taxation of Regular IRA Distributions
   J. Taxation of Roth IRA Distributions
   K. Lump Sum Distribution
   L. Premature IRA Distribution
   M. Minimum Required Distributions
   N. Tax Filing - Regular IRAs
   O. Tax Filing - Roth IRA
Part IV: Status of our IRA Plan
Part V: Financial Disclosure


For purchasers of a Internal Revenue Code Section 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

Part I.  PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA

The information provided in this Disclosure Statement is provided pursuant to Internal Revenue Service ("IRS") requirements. It does not constitute legal or tax advice. For that, contact your own legal or tax advisor. Numerical references refer to sections of the Internal Revenue Code (IRC).

If you have any questions about your Policy, please contact us at the address and telephone number shown below. For further information about IRAs, contact your personal tax advisor, any district office of the IRS, or consult IRS publication 590: Individual Retirement Arrangements. Pub. 590 can be obtained by calling 1-800-TAX-FORM (829-3676).

After you establish an IRA Plan with us, you may revoke your IRA within a limited time and receive a full refund of any initial premium paid. The period to revoke will not be less than seven days following the date your IRA plan policy is issued. To do so, send a signed and dated written notice and your Policy to us at:

                    Ameritas Variable Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After your Policy's free look period expires, you cannot forfeit your interest in your IRA or transfer ownership to another person.

Part II.  PROVISIONS OF THE IRA LAW

Your variable annuity Policy can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA, or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies; this disclosure only discusses the federal tax treatment of IRAs. While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.



A.   ELIGIBILITY

Regular IRA Plan: Any person under age 70 1/2 and earning income from personal services may establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the person (or person's spouse) is an "active participant" in an employer sponsored retirement plan.

Rollover IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA). Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

Spousal IRA Arrangement: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

                                     - C:1 -

Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

Roth IRAs: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

1. A regular Roth IRA is a Roth IRA established to receive annual contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

2. A Roth Conversion IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

3. Spousal Roth IRA Arrangement: A Spousal Roth IRA may be set up for a "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in Part II, Maximum Contributions--Spousal Roth IRA Arrangement. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

Simplified Employee Pension Plan (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in IRS form 5305-SEP.

Salary Reduction Simplified Employee Pension Plan (SARSEP): An employee may participate in a SARSEP plan based on eligibility requirements set forth in IRS form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

Savings Incentive Match Plan for Employees of Small Employers (SIMPLE IRA): An employee may participate in a SIMPLE IRA Plan based on eligibility requirements set forth in IRS Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B.   NONTRANSFERABILITY

You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

C.   NONFORFEITABILITY

The value of your IRA Plan belongs to you at all times, without risk of forfeiture.

D.   PREMIUM

The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of $2,000, or 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP
IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,500 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,500, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E.   CONTRIBUTION LIMITS

Regular IRA Plan: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to (1) 100% of your compensation or (2) $3,000 in Year 2002, $4,000 in 2003, and $5,000 in 2004 and
thereafter, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not Education IRAs or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income is above the "phase-out level." You will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer- sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. See Part III. C., Deductible IRA Contributions.

Rollover IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a rollover to an IRA:

1. Participant Rollovers are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE
   IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth and Roth Conversion IRAs, that follow.

Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you

                                     -C:2-
retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, hardship distributions made from 401(k) or 403(b) plans are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan provided you make no contributions to the IRA other than from the first employer's plan. This is known as "Conduit IRA," and you should designate your annuity as such when you complete your application.

Spousal IRA Arrangement: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA is the lesser of (1) 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or (2) $6,000 in Year 2002, $8,000 in 2003, and $10,000 in 2004 and thereafter. No more than $3,000 in Year 2002, $4,000 in 2003, and $5,000 in 2004 and thereafter may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (See Part III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

The contribution limit for divorced spouses is the lesser of (1) $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, or (2) the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).

Roth IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of (1) $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and
thereafter or (2) 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth
IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs, this limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. Adjusted Gross Income ("AGI") for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (See Part II, CONTRIBUTION LIMITS: Rollover IRA, above).

Also, rollovers or conversions may be made from non-Roth IRAs to a Roth IRA. These contributions can be commingled with regular Roth contributions if your policy permits. To be eligible to make such a conversion or rollover from a non-Roth IRA, the taxpayer's AGI for the taxable year cannot exceed $100,000 (joint or individual) and he or she must not be married filing a separate tax return (unless the taxpayer lives apart from his or her spouse at all times during the year). A rollover from a non-Roth IRA to a Roth IRA does not count toward the limit of one rollover per IRA in any 12-month period under the normal IRA rollover rules. Also, eligible rollover distributions received by you or your spouse from a qualified plan other than an IRA, may not be directly rolled over to a Roth IRA. However, you may be able to roll such a distribution over to a non-Roth IRA, then convert that IRA to a Roth IRA. Also if you are eligible to make a conversion, you may transfer amounts from most non-Roth IRAs (other than Education IRAs). Conversion of an individual's SIMPLE IRA is only permitted after expiration of the 2-year period which begins on the date the individual first participated in any SIMPLE IRA Plan of the employer. Once an amount in a SIMPLE IRA or SEP has been converted to a Roth IRA, it is treated as a Roth IRA contribution for all purposes. Future contributions under the SEP or SIMPLE Plan may not be made to the Roth IRA. AGI for the purpose of determining eligibility to convert to a Roth IRA does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA, but does include the amount of any deductible contribution made to a Regular IRA for the tax year. In addition, for tax years beginning before January 1, 2005, required minimum distributions from an IRA are included in AGI for purposes of determining eligibility for conversion to a Roth IRA. However, for tax years beginning after December 31, 2004, required minimum distributions from an IRA will not be included in AGI (solely for purposes of determining the $100,000 AGI limit on conversions).

Roth Conversion IRA: A Roth Conversion IRA is a Roth IRA that only accepts IRA conversion contributions made during the same tax year. You should not designate your policy as a Roth Conversion IRA if you wish to make both regular Roth and Conversion contributions to the policy.

Spousal Roth IRA Arrangement: If the "non-working" spouse's compensation is less than $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, the spouses file a joint tax return, and their combined AGI (unreduced by any deductible IRA contribution made for the year, but not including any amounts includable in income as a result of a conversion to a Roth IRA) is $150,000 or below, a contribution of up to $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter may be made to a separate Spousal Roth IRA in the name of the "non-working" spouse. The limit is phased out proportionately between $150,000 and $160,000 of AGI (modified as described above). Spouses are not required to make equal contributions to both Roth IRAs; however no more than $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter may be contributed to the "working" or "non-working" spouse's Roth IRA for any year, and the total amount contributed annually to all IRAs (including both Roth and Regular IRAs, but not Education, SARSEP, or SIMPLE IRAs) for both spouses cannot exceed $6,000 in Year 2002, $8,000 in 2003 and $10,000 in 2004 and thereafter.
If the combined compensation of both spouses (reduced by any deductible IRA or non-deductible Roth contributions made for the "working" spouse) is less than limit for both spouses, the total contribution for all IRAs is limited to the total amount of the spouses' combined compensation. These limits do not apply to rollover contributions.

For divorced spouses, the contribution limit to a Roth IRA is the lesser of (1) $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, or (2)
the total of the taxpayer's compensation and alimony received for the year, subject to the applicable phase-out limits for eligibility to make contributions to a Roth IRA. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum contribution they are eligible to make in a Roth IRA).

SEP IRA Plan: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP IRA the same as you do to a Regular IRA; however, you will be considered an "active participant" for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained under the rules for a SARSEP, the maximum amount of employee pre-tax contributions which can be

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made is $7,000 (adjusted for cost of living increases). New SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $6,000 (adjusted for cost of living increases). If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $6,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($150,000, adjusted for cost of living increases).

F.   DISTRIBUTION REQUIREMENTS

     1.  Required Minimum Distributions

Distributions under the Policy made on or after January 1, 2002 will be subject to Required Minimum Distribution requirements of Code Section 401(a)(9) pursuant to guidelines thereunder proposed by the Internal Revenue Service ("IRS") in January 2001 until the end of the calendar year preceding the effective date of final regulations adopted thereunder or such other date specified in guidance published by the IRS.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the Code requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

(a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

(b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

     2.  IRA (except Roth IRAs) Distribution Requirements

While You Are Living. Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary.

Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

After Your Death. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year


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in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.

     3.Roth IRA Distribution Requirements

While You Are Living.  None, even after you reach age 70 1/2.

After Your Death. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reached age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

     4.   Taking Required Minimum Distributions From One IRA:

Aggregating Minimum Distributions: If you are required to take minimum distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular
IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, we cannot monitor the required distribution amounts from IRAs held with us. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

Part III. RESTRICTIONS & TAX CONSIDERATIONS

A.   Timing of Contributions

Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B.   Timing of Roth IRA Conversions

Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, must be initiated so that the distribution or transfer from the non-Roth IRA is made by December 31 of that year. You do not have until the due date of your tax return for a year to convert a Regular IRA to a Roth IRA for that tax year. For example, if you wish to convert a Regular IRA to a Roth IRA in 2001, the conversion and transfer must be made by December 31, 2001, even though your tax return for 2001 may not be due until April 15, 2002.

C.   Deductible IRA Contributions

The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.


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Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       Married filing Jointly       Single/Head of Household

Year           AGI                    AGI

2001   $53,000 - $  63,000     $33,000 - $43,000
2002   $54,000 - $  64,000     $34,000 - $44,000
2003   $60,000 - $  70,000     $40,000 - $50,000
2004   $65,000 - $  75,000     $45,000 - $55,000
2005   $70,000 - $  80,000     $50,000 - $60,000
2006   $75,000 - $  85,000     $50,000 - $60,000
2007+  $80,000 - $ 100,000     $50,000 - $60,000

You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Education
IRAs) for a calendar year is $2,000 or 100% of compensation, whichever is less.

D.   Non-Deductible Regular IRA Contributions

You may make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $2,000 ($4,000 combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). The sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed $2,000. If you wish to make a non-deductible contribution, you must report this on your tax return by filing Form 8606 (Non-deductible IRA). Remember, you are required to keep track of your non-deductible contributions as the Company does not keep a record of these for you. This information will be necessary to document that the contributions were made on a non-deductible basis and therefore, are not taxable upon distribution.

E.   Effects of Conversion of Regular IRA to Roth IRA

If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion.

Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty.

You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. It will also be important for you to keep track of and report any regular or conversion contributions you make to your Roth IRAs as required by the IRS. Conversion contributions, recharacterizations of conversions and distributions from a Roth IRA must be reported on IRS Form 8606.

F.   Recharacterization of IRA and Roth IRA Contributions

IRA owners are permitted to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

Reconversion Rules. If you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 10% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (See Part III. G., Excess Contributions, below). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. Consult with your tax advisor before attempting a "reconversion".

G.   Excess Contributions

There is a 10% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (see Part III, Premature IRA Distributions). The 10% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess

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contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

Excess Contributions to a Roth IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Roth IRA). You may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 10% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

H.   Loans and Prohibited Transactions

You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I.   Taxation of Regular IRA Distributions

Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount froman IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J.   Taxation of Roth IRA Distributions

"Qualified distributions" from a Roth IRA are not included in the owner's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a 5-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death; (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first home purchase (up to a lifetime limit of $10,000). The 5-year holding period for escaping inclusion in income begins with the first day of the tax year in which any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the owner. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the owner is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. For this reason it is important that you keep track of when your conversion contributions are made to your Roth IRA. (See
Part III. L., Premature IRA Distributions).

Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

The rules for taxing non-qualified distributions and premature distributions of conversion amounts from a Roth IRA are complex. To ensure that you receive the tax result you desire, you should consult with your tax advisor before taking a distribution from a Roth IRA.

K.   Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

                                     -C:7-

L.   Premature IRA Distributions

There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the 5-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary;
(4) distributions made for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) qualified first-time home buyer distributions made (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse, or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (But see Roth IRA exceptions below).

Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (see Taxability of Roth IRA Distributions) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the 5-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).

M. Minimum Required Distributions (See Part II. F.1. and F.2., Non-Roth IRA Minimum Distribution Requirements and Roth IRA Minimum Distribution Requirements.)

If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N.   Tax Filing-Regular IRAs

You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including
IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

O.   Tax Filing-Roth IRA

It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.

Part IV. STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your IRA, SEP IRA, SIMPLE IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the IRA, SEP IRA, SIMPLE IRA or Roth IRA.

Part V. FINANCIAL DISCLOSURE

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

                                     - C:8 -

OPTIONS & DISCLOSURE
AMERITAS VARIABLE LIFE INSURANCE COMPANY
(we, us, our, the Company)                               403(b) TAX-SHELTERED
                     for annuity policies issued as a:   ANNUITY ("TSA") POLICY


         If the Policy is purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b), your Policy must be issued with our 403(b) Tax Sheltered Annuity Endorsement (for policies issued prior to 1/1/02) or 403(b) Tax Sheltered Annuity Endorsement (for policies issued on or after 1/1/02). In addition to the benefits afforded as a tax-qualified retirement plan under IRC 403(b), these Endorsements amend your Policy to ensure compliance with IRC requirements and to provide certain additional benefits. If your 403(b) Policy was issued on or after 1/1/02, you also have the option to elect, for a charge, several other optional rider benefits for your Policy. This prospectus provides a summary of those benefits and restrictions; refer to the Policy and Riders themselves for a full description. In addition to information provided in the main body of this prospectus, you should note the following:

         TAX SHELTERED ANNUITY ENDORSEMENT (Policies issued prior to 1/1/02) 403(b) TAX SHELTERED ANNUITY ENDORSEMENT (Policies issued after 1/1/02)

         This Endorsement is required if your Policy is to be issued as a tax-qualified Policy pursuant to Code Section 403(b). There is a charge for the Endorsement which is described in this prospectus' FEES and FEE TABLES sections and which continues for the life of your Policy.

o        Withdrawal Charges

         For a 403(b) TSA Policy issued after 1/1/02 (except in South Carolina, Texas and Washington), applicable withdrawal charges are pursuant to the 403(b) TSA Endorsement 7-year withdrawal charge schedule described in this Prospectus' FEES section Withdrawal Charge provision.

         We will waive withdrawal charges for distributions:
         o upon the Owner's separation of service after the ninth Policy year anniversary; and
         o  due to the Owner's disability within the meaning of Code
            Section 72(m)(7).

o        Premiums

         Premiums or contributions under the Policy must be remitted by the Employer. You may, with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of Code Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of Code Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

         Contributions to the Policy are limited to your exclusion allowance for the year computed as required by Code Sections 403(b), 415, and 402(a). Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under Code Section 415 which apply to this Policy and all other plans, contracts or arrangements with your Employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

         Notwithstanding any provision of the Policy to the contrary, premium payments will be permitted with respect to qualified military service in accordance with the requirements of Code Section 414(u), if applicable, and limited to limits imposed by Code Section 403(b).

         We reserve the right to reject or refund any premium when we believe doing so is necessary for the Policy to comply with Code Section 403(b) or the Plan.

o        Loans
         For 403(b) TSA Policies issued after 1/1/02, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

         Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

o        Distributions
         When Annuity Income Payments Begin
         Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.



                                     - C:9 -

         Permitted Distributions

         Distributions of Policy value will only be permitted:
o        upon the Owner's separation of service;
o        after the Owner's age 59 1/2;
o        due to disability within the meaning of Code Section 72(m)(7);
o        due to hardship, as permitted under Code Section 403(b).  (Hardship distributions may not be made from income attributable to salary reduction contributions.)
        Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

        Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of Code limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

        Distributions attributable to contributions transferred from a custodial account qualified under Code Section 403(b)(7) or from an annuity under Code
Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

        If your employer has established an ERISA plan under Code Section 403(b), we will restrict any distributions under the Policy pursuant to Code Sections 401(a)(11) and 417.

        Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted.

        If the Owner's employer has established an ERISA plan under Code Section 403(b), any distributions under this policy will be restricted, as provided in Code Sections 401(a)(11) and 417.

        Direct Rollover Option
        A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in Code Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributeee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies and Code Section 457 plans.) The direct rollover option is not available to the extent that a minimum distribution is required under Code
Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

        If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

        Required Minimum Distributions
        Distributions under the Policy made on or after January 1, 2002 will be subject to Required Minimum Distribution requirements of Code Section 401(a)(9) pursuant to guidelines thereunder proposed by the Internal Revenue Service ("IRS") in january 2001 until the end of the calendar year preceding the effective date of final regulations adopted thereunder or such other date specified in guidance published by the IRS.

        Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

        Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the Code requirements.

        If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

        If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

        (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

        (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

                                    - C:10 -

         OPTIONAL TSA MINIMUM INITIAL PREMIUM RIDER

         This Rider, available only at Policy issue, reduces the Policy's initial minimum premium requirement below $25,000 to as low as requiring an annualized first year premium of at least $600 with a minimum modal premium of $50. This Rider also allows the Annual Policy Fee to be waived in those Policy years when total annual net premium (premium minus withdrawals) is $2,000 or greater. There is a charge for this Rider which is described in this prospectus' FEES and FEE TABLES sections; this charge and the Annual Policy Fee are waived for the remaining life of the Policy when Policy value is at least $50,000 on a Policy year anniversary.

         OPTIONAL 403(b) HARDSHIP WAIVER RIDER

         This Rider, available only at Policy issue, waives Withdrawal Charges for any withdrawal of Policy value made while the Owner/Annuitant is suffering from a hardship as defined under applicable law. There is a charge for this Rider which is described in this prospectus' FEES and FEE TABLES sections.

         OPTIONAL TSA NO WITHDRAWAL CHARGE RIDERS

         These Riders, available only at Policy issue, allow the Policy to be issued without any withdrawal charges applicable to withdrawals of Policy value. The charge for this feature varies depending upon the amount of your initial premium, and is described in this prospectus' FEES and FEE TABLES sections, and which continues for the life of your Policy.

         CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

   The Internal Revenue Code only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a roll over, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under Code Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.



                                     -C:11-

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:
                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

.................................................................................

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.


STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

       For a free copy, access it on the SEC's WEb Site
(www.sec.gov/edaux/prospect.htm, and type in "Ameritas Variable"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:



                                            Begin on
                                              Page
------------------------------------------ -----------
General Information and History                1
Services
------------------------------------------ -----------
------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
------------------------------------------ -----------
------------------------------------------ -----------

Calculation of Performance                     2
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
------------------------------------------ -----------
------------------------------------------ -----------


Additional Tax Information                     6
  General
  Withholding Tax on Distributions
  Diversification
  Owner Control
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts Owned by other than Natural

      Persons
  Death Benefits
  Tax Treatment of Assignments
  Qualified Plans
  Tax Treatment of Withdrawals
  Types of Qualified Plans

------------------------------------------ -----------
------------------------------------------ -----------

Other Information                              12
Service Marks & Copyright
Financial Statements
------------------------------------------ -----------




                                   LAST PAGE

Statement of Additional Information: May 1, 2002
to accompany Policy Prospectus dated:  May 1, 2002
OVERTURE MEDLEY !(sm)

Flexible Premium

Deferred Variable Annuity Policy
                  Ameritas Variable Life Insurance Company Separate Account VA-2

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.


                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Life Insurance Company Separate Account VA-2 is a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-interest owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. In 1996, Ameritas Life entered into a joint venture with AmerUs Life Insurance Company (a merger of Central Life Assurance Company founded in 1896 and American Mutual Life Insurance Company founded in 1897). Both Ameritas Life and AmerUs now guarantee the obligations of Ameritas Variable Life Insurance Company through an agreement forming AMAL Corporation, a holding company that owns the common stock of Ameritas Variable Life. We issue life insurance and annuities throughout the United States (except Maine, New York and Vermont), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.


         TABLE OF CONTENTS Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters

Calculation of Performance........................ 2
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Additional Tax Information.........................6
    General
    Withholding Tax on Distributions
    Diversification
    Owner Control
    Multiple Contracts
    Partial 1035 Exchanges
    Contracts Owned by other than Natural Persons
    Death Benefits
    Tax Treatment of Assignments
    Qualified Plans
    Tax Treatment of Withdrawals
    Types of Qualified Plans

Other Information.................................12
Service Marks & Copyright
Financial Statements


                                    SERVICES


The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2001, and for each of the periods in the two year period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is also a subsidiary of AMAL Corporation, a holding company that is a joint venture of Ameritas Life Insurance Corp. and AmerUs Life Insurance Company, both of which guarantee the performance of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.


                                                    YEAR:       1999             2000             2001

---------------------------------------------------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ----------------

Variable annuity commission we paid to AIC that was paid     $22,532,640      $18,802,555       $9,692,554
to other broker-dealers and representatives (not kept by
AIC).

---------------------------------------------------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ----------------

Variable annuity commission earned and kept by AIC.              $46,487          $60,942          $14,551

---------------------------------------------------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ----------------

Fees we paid to AIC for variable annuity Principal              $357,692         $688,972         $332,428
Underwriter services.

---------------------------------------------------------- ---------------- ---------------- ----------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subacount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee, the administrative expense charge, the annual Policy Fee (if any), and is presented both with and without the most expensive of each of the types of optional features. Current fees are used, not the guaranteed


                                    SAI:2
maximum fees. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Our Performance Reports

The standardized average annual total returns for each investment portfolio (except the Ameritas Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

FOR PERIOD ENDING ON 12/31/2001 (Reflects current Policy charges and withdrawal charges.)

Based on a $1,000 investment. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.60% and administrative expense charge of 0.15%. Also reflects the current Policy Fee of $0, and the withdrawal charge applicable for the period shown.

-------------------------------------------------------------------------------------------------------------------
  Subaccount (inception date)                                                                 Ten Year or, if less,
  (inception date of underlying series fund portfolio    One Year              Five Year        Since Inception
  where Subaccount has less than 10 year's experience.) Continue Policy     Continue Policy     Continue Policy
-------------------------------------------------------------------------------------------------------------------

ALGER
o        Alger American Balanced (1/1/2001)                -10.60                12.50               11.96
o        Alger American Leveraged AllCap (1/1/2001)        -24.48                14.70               14.89
AMERICAN CENTURY
o        VP Income & Growth (1/01/2001)                       N/A                  N/A              -16.76
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Growth (Fred Alger) (1/1/2001)           -20.75                11.57               14.96
o        Ameritas Income & Growth (Fred Alger)             -23.97                15.67               14.43
         (1/1/2001)
o        Ameritas MidCap Growth (Fred Alger)               -15.95                13.92               17.76
         (1/1/2001)
o        Ameritas Small Company Equity (Babson)               N/A                  N/A               23.62
         (1/1/2001)
o        Ameritas Small Capitalization (McStay)            -35.70                -2.20                6.16
         (1/1/2001)
o        Ameritas Emerging Growth (MFS Co.)                -43.97                 6.60               10.49
         (1/1/2001)
o        Ameritas Growth With Income (MFS Co.)             -24.35                  N/A                4.33
         (1/1/2001)
o        Ameritas Research (MFS Co.) (1/1/2001)            -29.52                  N/A                4.56
o        Ameritas Select (Harris/Oakmark) (1/1/2001)          N/A                  N/A               10.17
o        Ameritas Index 500 (State Street) (1/1/2001)      -21.02                 8.42               11.87
CALVERT PORTFOLIOS
o        CVS Income (5/1/2002)                                N/A                  N/A                 N/A
o        CVS Social Balanced (1/1/200                      -15.59                  N/A              -12.43
o        CVS Social Equity (5/1/2002)                         N/A                  N/A                 N/A
o        CVS Social International Equity (1/1/2001)        -33.26                  N/A              -28.50
o        CVS Social Mid Cap Growth (1/1/2001)              -20.71                  N/A              -11.11
o        CVS Social Small Cap Growth (1/1/2001)              2.13                  N/A               -1.93
FIDELITY - Service Class 2
o        VIP Asset Manager (1/1/2001)                      -13.05                 0.96                1.07
o        VIP Asset Manager: Growth (1/1/2001)              -16.70                 1.96                4.82
o        VIP Contrafund(R)(1/1/2001)                       -21.22                 5.36                8.17
o        VIP Equity-Income (1/1/2001)                      -13.88                 5.43               11.32
o        VIP Growth (1/1/2001)                             -26.41                 9.71               12.13
o        VIP High Income (1/1/2001)                        -20.51                -7.55                2.98
o        VIP Investment Grade Bond (1/1/2001)               -0.55                 5.17                5.47
o        VIP Overseas (1/1/2001)                           -29.71                 0.56                4.40
INVESCO FUNDS
o        VIF Dynamics (1/1/2001)                              N/A                  N/A              -39.72
MFS
o        New Discovery (1/1/2001)                          -13.69                  N/A                9.35
o        Strategic Income (1/1/2001)                        -4.01                 0.63                1.53
o        Utilities (1/1/2001)                              -32.77                 8.73               12.00

                                    SAI:3

-------------------------------------------------------------------------------------------------------------------
  Subaccount (inception date)                                                                 Ten Year or, if less,
  (inception date of underlying series fund portfolio    One Year              Five Year        Since Inception
  where Subaccount has less than 10 year's experience.) Continue Policy     Continue Policy     Continue Policy
-------------------------------------------------------------------------------------------------------------------

MORGAN STANLEY
o        Emerging Markets Equity (1/1/2001)                -15.14                  N/A               -8.12
o        Global Value Equity (1/1/2001)                    -15.69                  N/A                7.15
o        International Magnum (1/1/2001)                   -27.85                  N/A               -2.50
o        U.S. Real Estate (1/1/2001)                         1.10                  N/A                7.94
SALOMON BROTHERS
o        Variable Capital (1/1/2001)                          N/A                  N/A               -6.83
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (1/1/2001)                          N/A                  N/A              -40.74
o        Russell 2000 Small Cap Index (1/1/2001)              N/A                  N/A               -7.56
o        S&P MidCap 400 Index (1/1/2001)                      N/A                  N/A               -9.55
THIRD AVENUE
o        Third Avenue Value (1/1/2001)                        N/A                  N/A                5.44

-------------------------------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:

NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/2001

(Reflects current base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee, and no withdrawal charges. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.)

(Computed on the same basis as Standardized total return except no Policy fee is reflected, and no withdrawal charges are reflected since the Policy is intended for long term investment.) Reflects these current expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.60%, and administrative expense charge of 0.15%.

-------------------------------------------------------------------------------------------------------------------
  Subaccount (inception date)                                                                 Ten Year or, if less,
  (inception date of underlying series fund portfolio          One Year         Five Year       Since Inception
  where Subaccount has less than 10 year's experience.)     Continue Policy  Continue Policy     Continue Policy
-------------------------------------------------------------------------------------------------------------------

ALGER

o        Alger American Balanced (9/5/89)                        -2.64           13.34                11.16
o        Alger American Leveraged AllCap (1/25/95)              -16.52           15.47                22.02
AMERICAN CENTURY
o        VP Income & Growth (10/30/97)                           -8.76             N/A                 5.64
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Growth (Fred Alger) (1/9/89)                  -12.79           12.43                14.07
o        Ameritas Income & Growth (Fred Alger) (11/15/88)       -16.01           16.42                13.88
o        Ameritas MidCap Growth (Fred Alger)   (5/3/93)          -7.99           14.72                18.02
o        Ameritas Small Company Equity (Babson) (1/1/2001)         N/A             N/A                  N/A
o        Ameritas Small Capitalization (McStay) (9/21/88)       -27.74           -0.76                 4.58
o        Ameritas Emerging Growth (MFS Co.)  (7/24/95)          -36.01            7.64                11.00
o        Ameritas Growth With Income (MFS Co.)   (10/9/95)      -16.39            6.36                 9.82
o        Ameritas Research (MFS Co.) (7/26/95)                  -21.56            5.75                 9.22
o        Ameritas Select (Harris/Oakmark) (1/1/2001)               N/A             N/A                  N/A
o        Ameritas Index 500 (State Street) (8/1/95)             -13.06            9.39                12.38
CALVERT PORTFOLIOS
o        CVS Income (4/30/2002)                                    N/A             N/A                  N/A
o        CVS Social Balanced (9/2/86)                            -7.63            6.34                 7.95
o        CVS Social Equity (4/30/2002)                             N/A             N/A                  N/A
o        CVS Social International Equity (6/30/92)              -25.30            1.22                 5.23
o        CVS Social Mid Cap Growth (7/16/91)                    -12.75           10.09                 9.91
o        CVS Social Small Cap Growth (3/15/95)                   10.09            2.91                 7.87
FIDELITY - Service Class 2
o        VIP Asset Manager (9/6/89)                              -5.09            2.24                 1.90
o        VIP Asset Manager: Growth (1/3/95)                      -8.21            3.32                 6.81
o        VIP Contrafund (1/3/95)                                -13.27            6.44                12.52
o        VIP Equity-Income (10/9/86)                             -5.93            6.51                11.68
o        VIP Growth (10/9/86)                                   -18.46           10.63                12.46
o        VIP High Income (9/19/85)                              -12.56           -5.76                 3.68
o        VIP Investment Grade Bond (12/5/88)                      7.40            6.26                 6.04
o        VIP Overseas (1/28/87)                                 -21.74            1.86                 5.02


                                     SAI:4

-------------------------------------------------------------------------------------------------------------------
  Subaccount (inception date)                                                                 Ten Year or, if less,
  (inception date of underlying series fund portfolio    One Year              Five Year        Since Inception
  where Subaccount has less than 10 year's experience.) Continue Policy     Continue Policy     Continue Policy
-------------------------------------------------------------------------------------------------------------------

INVESCO FUNDS
o        VIF Dynamics (8/27/97)                                -31.68              N/A                 5.61

MFS

o        New Discovery (5/1/98)                                 -5.73              N/A                13.71
o        Strategic Income   (6/14/94)                            3.94             1.92                 3.46
o        Utilities (1/3/95)                                    -24.81             9.68                13.86

MORGAN STANLEY

o        Emerging Markets Equity (10/1/96)                      -7.18            -4.00                -4.26
o        Global Value Equity (1/2/97)                           -7.73              N/A                 8.27
o        International Magnum (1/2/97)                         -19.89              N/A                -0.09
o        U.S. Real Estate (3/3/97)                               9.06              N/A                 7.52

SALOMON BROTHERS

o        Variable Capital (2/1/98)                               1.14              N/A                12.82

SUMMIT PINNACLE SERIES

o        Nasdaq-100 Index (4/26/2000)                          -32.70              N/A               -39.00
o        Russell 2000 Small Cap Index (4/26/2000)                0.41              N/A                -0.69
o        S & P Mid Cap 400 Index (5/3/99)                       -1.57              N/A                 6.25

THIRD AVENUE

o        Third Avenue Value (9/21/99)                           13.38              N/A                26.59


-------------------------------------------------------------------------------------------------------------------

Yields

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                            YIELD=2[(a - b +1)6 - 1]
                                      cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.


                                As of 12/31/2001

     Reflecting current charges                       Yield      Effective Yield
     Ameritas Money Market Subacccount                0.88%           0.89%


                                     SAI:5

The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                           ADDITIONAL TAX INFORMATION

NOTE: This information should not be substituted for the advice of a personal tax advisor. We do not make any guarantee regarding the tax status of any Policy or transaction involving the Policy. Purchasers bear the complete risk that the Policy may not be treated as" annuity contracts" under federal income tax laws. The following discussion is not exhaustive and special rules not described in the Policy prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in Policy value until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total withdrawal or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the Policy's cost basis is withdrawn. For Policies issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity income option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equals the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Policy within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under a Policy should seek competent financial advice about the tax consequences of distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us.

Withholding Tax on Distributions

The Code generally requires us (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from Policies issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a), or 457 of the Code, or from a tax sheltered annuity qualified under
Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

                                     SAI:6

Withdrawals or distributions from a Policy other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification
Section 817(h) of the Code provides that in order for a variable annuity policy based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such policy must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the series funds and their portfolios, intends to comply with those diversification requirements. We and the series funds have entered into agreements regarding participation in the series funds that requires the series funds and their portfolios to comply with the Treasury regulations.

Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy owner control of the investments of the Separate Account will cause the Policy owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the Policy.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Multiple Contracts
The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

                                     SAI:7

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons
Under Section 72(u) of the Code, the investment earnings on policy premiums will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

Death Benefits
Any death benefits paid under the Policy are taxable to the beneficiary. The rules governing the taxation of payments from an annuity policy, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Tax Treatment of Assignments
An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Policy.

Qualified Plans
The Policy offered by the Prospectus is designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Policies issued to fund the plan.


Tax Treatment of Withdrawals

Non-Qualified Plans
Section 72 of the Code governs treatment of distributions from annuity policies. It provides that if the policy value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

                                     SAI:8

Qualified Plans
In the case of a withdrawal under a qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs) and 457 governmental plans). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Policy; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the policy owner or annuitant (as applicable) and his or her spouse and dependents if the policy owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the policy owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Withholding Tax on


                                     SAI:9

Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Types of Qualified Plans
The Policy is designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Policy, unless we specifically consent to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policy comply with applicable law.

A qualified Policy will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Policy has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. The following are general descriptions of the types of qualified plans with which annuity policies may be used. Refer to the Policy and Prospectus to determine those qualified plans with which this Policy may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting Policy provisions that may otherwise be available as described herein. Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Contracts" above.)

Federal law requires that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Policies sold by the Company in connection with certain qualified plans will utilize tables which do not differentiate on the basis of sex.

Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.



                                    SAI:10

Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Policy for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are allowed under this Policy. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs
Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Pension and Profit-Sharing Plans
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policy to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

                                    SAI:11

Non-Qualified Deferred Compensation Plans -- Section 457
Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan of a governmental employer in existence on or after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis unless permitted under the new employer's plan.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov/edaux/prospect.htm and type in "Ameritas Variable" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

                            SERVICE MARKS & COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas
Life Insurance Corp., which licenses their use to Ameritas Variable Life Insurance Company. "OVERTURE MEDLEY!" is a registered service mark of Ameritas Variable Life Insurance Company. The Policy and Policy prospectus are copyrighted by Ameritas Variable Life Insurance Company.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                    SAI:12

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002

                                     F-1 1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS

INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity):
    ------------------------------------------------
       VIP Equity-Income Portfolio Initial Class (Equity-Income IC) -
         5,098,707.572 shares at $22.75 per share (cost $115,036,799)                            $      115,995,599
       VIP Equity-Income Portfolio Service Class (Equity-Income SC) -
         725,530.517 shares at $22.67 per share (cost $17,334,678)                                       16,447,775
       VIP Equity-Income Portfolio Service Class 2 (Equity-Income SC2) -
         142,341.311 shares at $22.59 per share (cost $3,250,206)                                         3,215,490
       VIP Growth Portfolio Initial Class (Growth IC) -
         3,325,312.979 shares at $33.61 per share (cost $127,590,727)                                   111,763,769
       VIP Growth Portfolio Service Class (Growth SC) -
         726,853.054 shares at $33.48 per share (cost $32,527,281)                                       24,335,039
       VIP Growth Portfolio Service Class 2 (Growth SC2) -
         80,922.180 shares at $33.34 per share (cost $2,783,978)                                          2,697,946
       VIP High Income Portfolio Initial Class (High Income IC) -
         4,676,517.625 shares at $6.41 per share (cost $30,505,076)                                      29,976,479
       VIP High Income Portfolio Service Class (High Income SC) -
         590,509.987 shares at $6.38 per share (cost $5,308,794)                                          3,767,454
       VIP High Income Portfolio Service Class 2 (High Income SC2) -
         174,510.834 shares at $6.36 per share (cost $1,148,106)                                          1,109,889
       VIP Overseas Portfolio Initial Class (Overseas IC) -
         1,981,397.457 shares at $13.88 per share (cost $27,888,389)                                     27,501,797
       VIP Overseas Portfolio Service Class (Overseas SC) -
         377,961.394 shares at $13.83 per share (cost $8,253,040)                                         5,227,207
       VIP Overseas Portfolio Service Class 2 (Overseas SC2) -
         32,839.276 shares at $13.81 per share (cost $488,868)                                              453,510
       VIP Asset Manager Portfolio Initial Class (Asset Mgr. IC) -
         5,352,505.569 shares at $14.51 per share (cost $88,441,043)                                     77,664,854
       VIP Asset Manager Portfolio Service Class (Asset Mgr. SC) -
         947,393.792 shares at $14.41 per share (cost $15,589,761)                                       13,651,944
       VIP Asset Manager Portfolio Service Class 2 (Asset Mgr. SC2) -
         126,276.666 shares at $14.36 per share (cost $1,807,574)                                         1,813,335
       VIP Investment Grade Bond Portfolio Initial Class (Inv. Bond IC) -
         5,265,544.784 shares at $12.92 per share (cost $64,421,761)                                     68,030,837
       VIP Investment Grade Bond Portfolio Service Class 2 (Inv. Bond SC2) -
         300,123.689 shares at $12.82 per share (cost $3,780,261)                                         3,847,586
       VIP Contrafund Portfolio Initial Class (Contrafund IC) -
         3,157,570.275 shares at $20.13 per share (cost $69,748,266)                                     63,561,891
       VIP Contrafund Portfolio Service Class (Contrafund SC) -
         950,583.714 shares at $20.06 per share (cost $23,114,570)                                       19,068,712


                                     F-1 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Fidelity Variable Insurance Products (Fidelity), continued:
    -----------------------------------------------------------
       VIP Contrafund Portfolio Service Class 2 (Contrafund SC2) -
         65,844.516 shares at $20.00 per share (cost $1,334,809)                                 $        1,316,891
       VIP Asset Manager:  Growth Portfolio Initial Class (Asset Mgr. Gr. IC) -
         889,960.329 shares at $12.56 per share (cost $13,432,614)                                       11,177,899
       VIP Asset Manager:  Growth Portfolio Service Class (Asset Mgr. Gr. SC) -
         226,000.940 shares at $12.47 per share (cost $3,520,180)                                         2,818,233
       VIP Asset Manager:  Growth Portfolio Service Class 2 (Asset Mgr. Gr. SC2) -
         16,921.153 shares at $12.43 per share (cost $212,048)                                              210,330
    The Alger American Fund (Alger):
    --------------------------------
       Alger American Balanced Portfolio (Balanced) -
         3,596,890.873 shares at $13.08 per share (cost $47,813,813)                                     47,047,332
       Alger American Leveraged AllCap Portfolio (Leveraged) -
         1,661,543.920 shares at $31.55 per share (cost $67,710,059)                                     52,421,709
    MFS Variable Insurance Trust (MFS):
    -----------------------------------
       Global Governments Series (Global Govern.) -
         339,592.568 shares at $10.09 per share (cost $3,390,322)                                         3,426,490
       Utilities Series (Utilities) -
         3,317,133.566 shares at $15.95 per share (cost $64,936,270)                                     52,908,280
       New Discovery Series (New Discovery) -
         1,332,538.547 shares at $15.27 per share (cost $21,290,445)                                     20,347,864
    The Universal Institutional Funds, Inc. (Morgan Stanley):
    ---------------------------------------------------------
       Emerging Markets Equity Portfolio (Emerging Markets) -
         741,015.633 shares at $6.63 per share (cost $5,804,528)                                          4,912,933
       Global Value Equity Portfolio (Global Equity) -
         1,076,825.179 shares at $12.13 per share (cost $13,510,757)                                     13,061,890
       International Magnum Portfolio (Intl. Magnum) -
         494,191.503 shares at $9.46 per share (cost $4,648,480)                                          4,675,050
       U.S. Real Estate Portfolio (U.S. Real Estate) -
         906,560.296 shares at $12.08 per share (cost $10,478,465)                                       10,951,250
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
    -------------------------------------------------------------
       Ameritas Emerging Growth Portfolio (Emerging Growth) -
         2,615,385.026 shares at $17.86 per share (cost $68,240,944)                                     46,710,779
       Ameritas Growth Portfolio (Growth) -
         2,127,224.440 shares at $47.95 per share (cost $121,828,124)                                   102,000,411
       Ameritas Growth With Income Portfolio (Growth with Income) -
         1,251,576.128 shares at $17.64 per share (cost $25,269,005)                                     22,077,802
       Ameritas Income & Growth Portfolio (Income and Growth) -
         4,531,778.220 shares at $13.17 per share (cost $69,556,895)                                     59,683,518

                                     F-1 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas), continued:
    ------------------------------------------------------------------------
       Ameritas Index 500 Portfolio (Index 500) -
         953,488.563 shares at $124.30 per share (cost $144,902,220)                             $      118,518,630
       Ameritas MidCap Growth Portfolio (MidCap) -
         2,432,150.937 shares at $30.50 per share (cost $80,429,779)                                     74,180,603
       Ameritas Money Market Portfolio (Money Market) -
         163,157,604.320 shares at $1.00 per share (cost $163,157,604)          $163,157,604
           Dividends Receivable                                                       14,566
                                                                                ----------------
             Total                                                                                      163,172,170
       Ameritas Research Portfolio (Research) -
         1,095,854.784 shares at $16.27 per share (cost $22,697,669)                                     17,829,559
       Ameritas Small Capitalization Portfolio (Small Cap) -
         1,345,088.980 shares at $29.40 per share (cost $39,104,128)                                     39,545,615
       Ameritas Micro Cap Portfolio (Micro Cap) -
         547,247.665 shares at $19.46 per share (cost $9,971,396)                                        10,649,441
       Ameritas Select Portfolio (Select) -
         1,025,080.932 shares at $17.84 per share (cost $17,876,897)                                     18,287,445
    Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
    ------------------------------------------------------------------
       CVS Social Balanced Portfolio (Balanced) -
         2,529,847.432 shares at $1.759 per share (cost $4,783,496)                                       4,450,003
       CVS Social International Equity Portfolio (Intl. Equity) -
         73,277.473 shares at $12.84 per share (cost $1,038,476)                                            940,884
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         151,467.440 shares at $25.51 per share (cost $4,627,765)                                         3,863,934
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         265,444.112 shares at $14.80 per share (cost $3,731,130)                                         3,928,573
    American Century Variable Portfolios, Inc. (American Century):
    --------------------------------------------------------------
       VP Income & Growth Fund (Income & Growth) -
         1,382,296.306 shares at $6.46 per share (cost $8,911,122)                                        8,929,636
    INVESCO Variable Investment Funds, Inc. (Invesco):
    -------------------------------------------------------------
       VIF-Dynamics Fund (Dynamics) -
         522,772.981 shares at $12.54 per share (cost $6,292,751)                                         6,555,574
    Salomon Brothers Variable Series (Salomon):
    -------------------------------------------------------------
       Capital Fund (Capital) -
         1,153,136.037 shares at $15.10 per share (cost $18,017,929)                                     17,412,356
    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
    -------------------------------------------------------------
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         223,082.409 shares at $9.34 per share (cost $1,975,994)                                          2,083,591
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         301,668.565 shares at $9.62 per share (cost $2,768,431)                                          2,902,053

                                     F-1 4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit), continued:
    ---------------------------------------------------------------------
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         1,092,844.010 shares at $4.46 per share (cost $5,095,673)                               $        4,874,086
    Third Avenue Variable Series Trust (Third Avenue):
    --------------------------------------------------
       Third Avenue Value Portfolio (Value) -
         1,201,121.622 shares at $17.13 per share (cost $19,533,053)                                     20,575,214
                                                                                                --------------------
    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    1,564,579,141
                                                                                                ====================































The accompanying notes are an integral part of these financial statements.

                                     F-1 5

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity

                                                                             ---------------------------------------
                                                                                        Equity-Income IC
                                                                             ---------------------------------------
                                                                                   2001                 2000
                                                                             ------------------   ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $       2,274,724     $      2,715,468
   Mortality and expense risk charge                                                  1,687,212            1,843,853
                                                                             ------------------   ------------------
Net investment income(loss)                                                             587,512              871,615
                                                                             ------------------   ------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                              6,390,891           10,230,366
   Net realized gain(loss) on sale of fund shares                                    (5,552,011)            (238,269)
                                                                             ------------------   ------------------
Net realized gain(loss)                                                                 838,880            9,992,097
                                                                             ------------------   ------------------

Change in unrealized appreciation(depreciation)                                      (9,612,542)          (3,163,283)
                                                                             ------------------   ------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $      (8,186,150)    $      7,700,429
                                                                             ==================   ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                 $         587,512     $        871,615
  Net realized gain(loss)                                                               838,880            9,992,097
  Net change in unrealized appreciation(depreciation)                                (9,612,542)          (3,163,283)
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (8,186,150)           7,700,429
                                                                             ------------------   ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                1,816,807            3,021,141
   Subaccounts transfers (including fixed account), net                              (1,096,576)         (14,261,513)
   Transfers for policyowner benefits and terminations                              (17,476,075)         (20,433,866)
   Policyowner maintenance charges                                                     (267,057)            (274,920)
                                                                             ------------------   ------------------
Net increase(decrease) from policyowner transactions                                (17,022,901)         (31,949,158)
                                                                             ------------------   ------------------

Net affiliate contributions(withdrawals) (See Note 4)                                      ----                 ----
                                                                             ------------------   ------------------

Total increase(decrease) in net assets                                              (25,209,051)         (24,248,729)
Net assets at beginning of period                                                   141,204,650          165,453,379
                                                                             ------------------   ------------------
Net assets at end of period                                                   $     115,995,599     $    141,204,650
                                                                             ==================   ==================

The accompanying notes are an integral part of these financial statements.

                                     F-1 6

                                                       Fidelity

--------------------------------------------------------------------------------------------------------------------

           Equity-Income SC                      Equity-Income SC2                          Growth IC
--------------------------------------- -------------------------------------  -------------------------------------
         2001                  2000               2001                2000               2001               2000
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------


  $      229,988      $        204,893    $        ----       $        ----     $        113,823    $        228,858
         146,836               121,780            9,708                ----            1,688,184           2,549,361
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------
          83,152                83,113           (9,708)               ----           (1,574,361)         (2,320,503)
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------


         678,464               790,299             ----                ----           10,699,390          22,771,389
        (208,596)             (104,019)         (15,556)               ----          (42,524,383)         13,855,256
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------
         469,868               686,280          (15,556)               ----          (31,824,993)         36,626,645
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------

      (1,553,301)              239,605          (34,716)               ----            3,518,994         (57,389,214)
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------


  $   (1,000,281)     $      1,008,998    $     (59,980)      $        ----     $    (29,880,360)   $    (23,083,072)
===================  ================== ==================  =================  =================  ==================




  $       83,152      $         83,113    $      (9,708)      $        ----     $     (1,574,361)   $     (2,320,503)
         469,868               686,280          (15,556)               ----          (31,824,993)         36,626,645
      (1,553,301)              239,605          (34,716)               ----            3,518,994         (57,389,214)
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------

      (1,000,281)            1,008,998          (59,980)               ----          (29,880,360)        (23,083,072)
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------


         429,091             1,225,466          922,041                ----            2,409,714           5,112,962
       3,642,281               639,487        2,372,543                ----           (2,910,315)         (4,610,630)
        (866,013)           (1,030,498)         (17,012)               ----          (16,774,892)        (27,892,454)
             (36)                  (23)          (2,102)               ----             (297,650)           (432,916)
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------
       3,205,323               834,432        3,275,470                ----          (17,573,143)        (27,823,038)
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------

            ----                  ----             ----                ----                 ----                ----
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------

       2,205,042             1,843,430        3,215,490                ----          (47,453,503)        (50,906,110)
      14,242,733            12,399,303             ----                ----          159,217,272         210,123,382
-------------------  ------------------ ------------------  -----------------  -----------------  ------------------
  $   16,447,775      $     14,242,733    $   3,215,490       $        ----     $    111,763,769    $    159,217,272
===================  ================== ==================  =================  =================  ==================

                                     F-1 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity

                                                                             ---------------------------------------

                                                                                           Growth SC

                                                                             ---------------------------------------
                                                                                   2001                 2000
                                                                             ------------------   ------------------
STATEMENTS OF OPERATIONS

Investment income:
   Dividend distributions received                                            $           ----     $         20,749
   Mortality and expense risk charge                                                   254,648              277,755
                                                                             ------------------   ------------------
Net investment income(loss)                                                           (254,648)            (257,006)
                                                                             ------------------   ------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                             2,044,543            2,477,471
   Net realized gain(loss) on sale of fund shares                                   (2,282,620)             502,451
                                                                             ------------------   ------------------
Net realized gain(loss)                                                               (238,077)           2,979,922
                                                                             ------------------   ------------------
Change in unrealized appreciation(depreciation)                                     (5,397,194)          (7,137,261)
                                                                             ------------------   ------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $     (5,889,919)    $     (4,414,345)
                                                                             ==================   ==================

STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                 $       (254,648)    $       (257,006)
  Net realized gain(loss)                                                             (238,077)           2,979,922
  Net change in unrealized appreciation(depreciation)                               (5,397,194)          (7,137,261)
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (5,889,919)          (4,414,345)
                                                                             ------------------   ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               1,053,501            4,632,429
   Subaccounts transfers (including fixed account), net                               (528,965)          10,824,240
   Transfers for policyowner benefits and terminations                              (1,571,411)          (1,368,246)
   Policyowner maintenance charges                                                         (70)                (383)
                                                                             ------------------   ------------------
Net increase(decrease) from policyowner transactions                                (1,046,945)          14,088,040
                                                                             ------------------   ------------------

Net affiliate contributions(withdrawals) (See Note 4)                                     ----                 ----
                                                                             ------------------   ------------------
Total increase(decrease) in net assets                                              (6,936,864)           9,673,695
Net assets at beginning of period                                                   31,271,903           21,598,208
                                                                             ------------------   ------------------
Net assets at end of period                                                   $     24,335,039     $     31,271,903
                                                                             ==================   ==================

The accompanying notes are an integral part of these financial statements.

                                     F-1 8

                                                        Fidelity

--------------------------------------------------------------------------------------------------------------------
              Growth SC2                           High Income IC                        High Income SC
--------------------------------------- ------------------------------------- --------------------------------------
       2001                2000               2001               2000               2001                2000
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
  $         ----        $       ----     $     5,534,814    $     2,424,644     $      543,498       $      389,391
           8,685                ----             377,122            422,970             41,231               52,510
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
          (8,685)               ----           5,157,692          2,001,674            502,267              336,881
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------


            ----                ----                ----               ----               ----                 ----
         (12,992)               ----          (9,035,179)        (5,746,894)          (964,817)            (378,571)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
         (12,992)               ----          (9,035,179)        (5,746,894)          (964,817)            (378,571)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

         (86,032)               ----           2,679,902         (3,713,852)          (105,483)          (1,374,005)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------


  $     (107,709)       $       ----     $    (1,197,585)   $    (7,459,072)    $     (568,033)      $   (1,415,695)
===================  ================== ================== ================== ==================  ==================




  $       (8,685)       $       ----     $     5,157,692    $     2,001,674     $      502,267       $      336,881
         (12,992)               ----          (9,035,179)        (5,746,894)          (964,817)            (378,571)
         (86,032)               ----           2,679,902         (3,713,852)          (105,483)          (1,374,005)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

        (107,709)               ----          (1,197,585)        (7,459,072)          (568,033)          (1,415,695)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------


         605,178                ----             521,834            684,642            184,783              359,522
       2,232,361                ----           6,949,022           (229,634)            42,164             (572,520)
         (30,179)               ----          (3,754,940)        (4,560,195)          (405,007)            (284,768)
          (1,705)               ----             (52,260)           (57,505)               (39)                  (8)
--------------------------------------------------------------------------------------------------------------------
       2,805,655                ----           3,663,656         (4,162,692)          (178,099)            (497,774)
--------------------------------------------------------------------------------------------------------------------

            ----                ----                ----               ----               ----                 ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

       2,697,946                ----           2,466,071        (11,621,764)          (746,132)          (1,913,469)
            ----                ----          27,510,408         39,132,172          4,513,586            6,427,055
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
  $    2,697,946        $       ----     $    29,976,479    $    27,510,408     $    3,767,454       $    4,513,586
===================  ================== ================== ================== ==================  ==================

                                     F-1 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------
                                                                                        High Income SC2
                                                                             ---------------------------------------
                                                                                    2001                 2000
                                                                             --------------------  -----------------
STATEMENTS OF OPERATIONS

Investment income:

   Dividend distributions received                                              $         ----        $      ----
   Mortality and expense risk charge                                                     3,108               ----
                                                                             --------------------  -----------------
Net investment income(loss)                                                             (3,108)              ----
                                                                             --------------------  -----------------

Realized gain(loss) on investments:

   Net realized gain(loss) distributions                                                  ----               ----
   Net realized gain(loss) on sale of fund shares                                       (9,152)              ----
                                                                             --------------------  -----------------
Net realized gain(loss)                                                                 (9,152)              ----
                                                                             --------------------  -----------------

Change in unrealized appreciation(depreciation)                                        (38,217)              ----
                                                                             --------------------  -----------------

Net increase(decrease) in net assets resulting
   from operations                                                              $      (50,477)       $      ----
                                                                             ====================  =================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $       (3,108)       $      ----
  Net realized gain(loss)                                                               (9,152)              ----
  Net change in unrealized appreciation(depreciation)                                  (38,217)              ----
                                                                             --------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (50,477)              ----
                                                                             --------------------  -----------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                 232,490               ----
   Subaccounts transfers (including fixed account), net                                934,467               ----
   Transfers for policyowner benefits and terminations                                  (5,576)              ----
   Policyowner maintenance charges                                                      (1,015)              ----
                                                                             --------------------  -----------------
Net increase(decrease) from policyowner transactions                                 1,160,366               ----
                                                                             --------------------  -----------------

Net affiliate contributions(withdrawals) (See Note 4)                                     ----               ----
                                                                             --------------------  -----------------

Total increase(decrease) in net assets                                               1,109,889               ----
Net assets at beginning of period                                                         ----               ----
                                                                             --------------------  -----------------
Net assets at end of period                                                     $    1,109,889        $      ----
                                                                             ====================  =================

The accompanying notes are an integral part of these financial statements.

                                     F-1 10

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------
             Overseas IC                            Overseas SC                           Overseas SC2
--------------------------------------- ------------------------------------- --------------------------------------
       2001                    2000               2001               2000               2001                2000
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
 $     3,324,022      $      1,075,613   $       393,094     $      71,297       $       ----       $       ----
         503,825               825,473            63,277            78,183              1,582               ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
       2,820,197               250,140           329,817            (6,886)            (1,582)              ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------


       5,254,099             6,773,454           628,096           461,451               ----               ----
     (17,854,787)           (4,306,481)       (1,047,502)         (145,995)            (2,868)              ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
     (12,600,688)            2,466,973          (419,406)          315,456             (2,868)              ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

        (515,610)           (7,369,515)       (1,645,638)       (2,244,861)           (35,358)              ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------


 $   (10,296,101)     $     (4,652,402)  $    (1,735,227)    $  (1,936,291)      $    (39,808)      $       ----
===================  ================== ================== ================== ================== ===================


 $     2,820,197      $        250,140   $       329,817     $      (6,886)      $     (1,582)      $       ----
     (12,600,688)            2,466,973          (419,406)          315,456             (2,868)              ----
        (515,610)           (7,369,515)       (1,645,638)       (2,244,861)           (35,358)              ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

     (10,296,101)           (4,652,402)       (1,735,227)       (1,936,291)           (39,808)              ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

       7,312,685             4,453,258           184,501         1,980,070            131,509               ----
      (8,875,987)           (3,379,649)       (1,379,232)        3,788,469            363,401               ----
      (5,020,599)          (12,619,804)         (259,881)         (532,588)            (1,330)              ----
         (80,066)             (124,784)              (28)             (105)              (262)              ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
      (6,663,967)          (11,670,979)       (1,454,640)        5,235,846            493,318               ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
            ----                  ----              ----              ----               ----               ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

     (16,960,068)          (16,323,381)       (3,189,867)        3,299,555            453,510               ----
      44,461,865            60,785,246         8,417,074         5,117,519               ----               ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
 $    27,501,797      $     44,461,865   $     5,227,207     $   8,417,074       $    453,510       $       ----
===================  ================== ================== ================== ================== ===================

                                     F-1 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Fidelity

                                                                               -------------------------------------

                                                                                          Asset Mgr. IC

                                                                               -------------------------------------
                                                                                     2001                2000
                                                                               ------------------  -----------------
STATEMENTS OF OPERATIONS

Investment income:
   Dividend distributions received                                              $    4,202,937      $      4,323,373
   Mortality and expense risk charge                                                 1,149,177             1,564,929
                                                                               ------------------  -----------------
Net investment income(loss)                                                          3,053,760             2,758,444
                                                                               ------------------  -----------------

Realized gain(loss) on investments:

   Net realized gain(loss) distributions                                             1,576,101            10,185,574
   Net realized gain(loss) on sale of fund shares                                   (3,785,146)              (12,164)
                                                                               ------------------  -----------------
Net realized gain(loss)                                                             (2,209,045)           10,173,410
                                                                               ------------------  -----------------

Change in unrealized appreciation(depreciation)                                     (6,621,830)          (19,210,516)
                                                                               ------------------  -----------------

Net increase(decrease) in net assets resulting

   from operations                                                              $   (5,777,115)     $    (6,278,662)
                                                                               ==================  =================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $    3,053,760      $      2,758,444
  Net realized gain(loss)                                                           (2,209,045)           10,173,410
  Net change in unrealized appreciation(depreciation)                               (6,621,830)          (19,210,516)
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (5,777,115)           (6,278,662)
                                                                               ------------------  -----------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 976,781             2,041,698
   Subaccounts transfers (including fixed account), net                             (7,507,408)           (8,118,814)
   Transfers for policyowner benefits and terminations                             (16,826,017)          (19,762,634)
   Policyowner maintenance charges                                                    (224,598)             (293,106)
                                                                               ------------------  -----------------
Net increase(decrease) from policyowner transactions                               (23,581,242)          (26,132,856)
                                                                               ------------------  -----------------
Net affiliate contributions(withdrawals) (See Note 4)                                     ----                  ----
                                                                               ------------------  -----------------

Total increase(decrease) in net assets                                             (29,358,357)          (32,411,518)
Net assets at beginning of period                                                  107,023,211           139,434,729
                                                                               ------------------  -----------------
Net assets at end of period                                                     $   77,664,854      $    107,023,211
                                                                               ==================  =================

The accompanying notes are an integral part of these financial statements.

                                     F-1 12

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------
            Asset Mgr. SC                          Asset Mgr. SC2                         Inv. Bond IC
--------------------------------------- ------------------------------------- --------------------------------------
       2001                2000               2001               2000               2001                2000
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
  $       580,742       $       330,104    $       ----       $       ----       $   3,087,681     $     3,867,279
          133,541               122,961           5,827               ----             824,200             684,184
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
          447,201               207,143          (5,827)              ----           2,263,481           3,183,095
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------

          221,235               791,112            ----               ----                ----                ----
         (334,697)              (23,767)           (918)              ----             807,357          (1,051,502)
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
         (113,462)              767,345            (918)              ----             807,357          (1,051,502)
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
       (1,107,975)           (1,605,804)          5,759               ----           1,270,416           2,968,041
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------

  $      (774,236)      $      (631,316)   $       (986)      $       ----       $   4,341,254     $     5,099,634
===================  ================== ================== ================== =================  ===================

  $       447,201       $       207,143    $     (5,827)      $       ----       $   2,263,481     $     3,183,095
         (113,462)              767,345            (918)              ----             807,357          (1,051,502)
       (1,107,975)           (1,605,804)          5,759               ----           1,270,416           2,968,041
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
         (774,236)             (631,316)           (986)              ----           4,341,254           5,099,634
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------

          572,117             2,363,243         526,336               ----           2,072,179           1,778,230
            2,299             3,050,874       1,305,630               ----          13,098,476           2,013,777
         (648,594)             (597,699)        (16,886)              ----          (9,241,648)         (9,679,884)
             ----                  ----            (759)              ----             (85,344)            (80,159)
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
          (74,178)            4,816,418       1,814,321               ----           5,843,663          (5,968,036)
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
             ----                  ----            ----               ----                ----                ----
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
         (848,414)            4,185,102       1,813,335               ----          10,184,917            (868,402)
       14,500,358            10,315,256            ----               ----          57,845,920          58,714,322
-------------------  ------------------ ------------------ ------------------ -----------------  -------------------
  $    13,651,944       $    14,500,358    $  1,813,335       $       ----       $  68,030,837     $    57,845,920
===================  ================== ================== ================== =================  ===================

                                     F-1 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Fidelity
                                                                               -------------------------------------
                                                                                          Inv. Bond SC2
                                                                               -------------------------------------
                                                                                       2001                  2000
                                                                               ------------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                              $         ----        $       ----
   Mortality and expense risk charge                                                    10,718                ----
                                                                               ------------------  -----------------
Net investment income(loss)                                                            (10,718)               ----
                                                                               ------------------  -----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                  ----                ----
   Net realized gain(loss) on sale of fund shares                                        9,783                ----
                                                                               ------------------  -----------------
Net realized gain(loss)                                                                  9,783                ----
                                                                               ------------------  -----------------
Change in unrealized appreciation(depreciation)                                         67,325                ----
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                              $       66,390        $       ----
                                                                               ==================  =================

STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $      (10,718)       $       ----
  Net realized gain(loss)                                                                9,783                ----
  Net change in unrealized appreciation(depreciation)                                   67,325                ----
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                      66,390                ----
                                                                               ------------------  -----------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               1,020,353                ----
   Subaccounts transfers (including fixed account), net                              2,871,733                ----
   Transfers for policyowner benefits and terminations                                (108,746)               ----
   Policyowner maintenance charges                                                      (2,144)               ----
                                                                               ------------------  -----------------
Net increase(decrease) from policyowner transactions                                 3,781,196                ----
                                                                               ------------------  -----------------
Net affiliate contributions(withdrawals) (See Note 4)                                     ----                ----
                                                                               ------------------  -----------------
Total increase(decrease) in net assets                                               3,847,586                ----
Net assets at beginning of period                                                         ----                ----
                                                                               ------------------  -----------------
Net assets at end of period                                                     $    3,847,586        $       ----
                                                                               ==================  =================

The accompanying notes are an integral part of these financial statements.

                                     F-1 14

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------

            Contrafund IC                           Contrafund SC                         Contrafund SC2
--------------------------------------- -------------------------------------- -------------------------------------
           2001                2000               2001                 2000               2001               2000
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
  $       617,705     $         350,729  $        156,464     $        66,546     $         53       $       ----
          947,000             1,316,322           197,750             212,846            4,321               ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
         (329,295)             (965,593)          (41,286)           (146,300)          (4,268)              ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

        2,180,136            12,731,468           625,855           2,415,620              198               ----
       (6,208,995)            2,898,843          (944,529)             (4,442)            (433)              ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
       (4,028,859)           15,630,311          (318,674)          2,411,178             (235)              ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
       (7,069,764)          (22,557,273)       (2,908,117)         (4,160,680)         (17,919)              ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

  $   (11,427,918)    $      (7,892,555) $     (3,268,077)    $    (1,895,802)    $    (22,422)      $       ----
===================  ================== ==================  ================== ================== ==================


  $      (329,295)    $        (965,593) $        (41,286)    $      (146,300)    $     (4,268)      $       ----
       (4,028,859)           15,630,311          (318,674)          2,411,178             (235)              ----
       (7,069,764)          (22,557,273)       (2,908,117)         (4,160,680)         (17,919)              ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
      (11,427,918)           (7,892,555)       (3,268,077)         (1,895,802)         (22,422)              ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------

        1,560,389             3,821,740           625,314           2,395,789          251,599               ----
       (9,994,024)            3,089,625        (1,449,022)          7,140,343        1,093,791               ----
       (6,779,662)           (9,736,672)       (1,282,341)         (1,404,277)          (5,527)              ----
         (115,780)             (134,935)               (7)                 (5)            (550)              ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
      (15,329,077)           (2,960,242)       (2,106,056)          8,131,850        1,339,313               ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
             ----                  ----              ----                ----             ----               ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
      (26,756,995)          (10,852,797)       (5,374,133)          6,236,048        1,316,891               ----
       90,318,886           101,171,683        24,442,845          18,206,797             ----               ----
-------------------  ------------------ ------------------  ------------------ ------------------ ------------------
  $    63,561,891     $      90,318,886  $     19,068,712     $    24,442,845     $  1,316,891       $       ----
===================  ================== ==================  ================== ================== ==================

                                     F-1 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity

                                                                             ---------------------------------------
                                                                                       Asset Mgr. Gr. IC
                                                                             ---------------------------------------
                                                                                          2001                 2000
                                                                             ------------------   ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        411,198       $      400,956
   Mortality and expense risk charge                                                    171,808              243,345
                                                                             ------------------   ------------------
Net investment income(loss)                                                             239,390              157,611
                                                                             ------------------   ------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                495,547            1,625,499
   Net realized gain(loss) on sale of fund shares                                      (944,111)             132,671
                                                                             ------------------   ------------------
Net realized gain(loss)                                                                (448,564)           1,758,170
                                                                             ------------------   ------------------
Change in unrealized appreciation(depreciation)                                      (1,187,085)          (4,504,112)
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,396,259)      $   (2,588,331)
                                                                             ==================   ==================

STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                  $        239,390       $      157,611
  Net realized gain(loss)                                                              (448,564)           1,758,170
  Net change in unrealized appreciation(depreciation)                                (1,187,085)          (4,504,112)
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,396,259)          (2,588,331)
                                                                             ------------------   ------------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  310,896              840,135
   Subaccounts transfers (including fixed account), net                              (1,850,630)            (976,124)
   Transfers for policyowner benefits and terminations                               (1,315,527)          (1,803,464)
   Policyowner maintenance charges                                                      (17,684)             (20,318)
                                                                             ------------------   ------------------
Net increase(decrease) from policyowner transactions                                 (2,872,945)          (1,959,771)
                                                                             ------------------   ------------------
Net affiliate contributions(withdrawals) (See Note 4)                                      ----                 ----
                                                                             ------------------   ------------------

Total increase(decrease) in net assets                                               (4,269,204)          (4,548,102)
Net assets at beginning of period                                                    15,447,103           19,995,205
                                                                             ------------------   ------------------
Net assets at end of period                                                    $     11,177,899       $   15,447,103
                                                                             ==================   ==================

The accompanying notes are an integral part of these financial statements.

                                     F-1 16

                                  Fidelity                                                    Alger

--------------------------------------------------------------------------------------------------------------------
          Asset Mgr. Gr. SC                      Asset Mgr. Gr. SC2                         Balanced
--------------------------------------- ------------------ ------------------- -------------------------------------
            2001                 2000               2001               2000               2001                2000
-------------------  ------------------ ------------------ --------- --------- ------------------  -----------------

  $       91,106       $        53,912     $         ----     $         ----    $       691,350    $        394,882
          29,291                32,339                966               ----            566,820             587,570

-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
          61,815                21,573               (966)              ----            124,530            (192,688)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

         115,730               224,634               ----               ----            841,492           3,766,339
        (246,815)                  219            (17,668)              ----             45,072             716,432
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
        (131,085)              224,853            (17,668)              ----            886,564           4,482,771
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

        (235,559)             (780,870)            (1,718)              ----         (2,722,438)         (6,634,289)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

  $     (304,829)      $      (534,444)    $      (20,352)    $         ----    $    (1,711,344)   $     (2,344,206)
===================  ================== ================== ================== ==================  ==================



  $       61,815       $        21,573     $         (966)    $         ----    $       124,530    $       (192,688)
        (131,085)              224,853            (17,668)              ----            886,564           4,482,771
        (235,559)             (780,870)            (1,718)              ----         (2,722,438)         (6,634,289)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
        (304,829)             (534,444)           (20,352)              ----         (1,711,344)         (2,344,206)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

          29,283               415,278             49,284               ----          2,249,019           5,037,240
        (184,791)            1,109,536            182,138               ----          2,108,578          11,597,930
        (312,419)             (119,816)              (587)              ----         (5,163,338)         (4,517,066)
            ----                  ----               (153)              ----            (45,500)            (40,234)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
        (467,927)            1,404,998            230,682               ----           (851,241)         12,077,870
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
            ----                  ----               ----               ----               ----                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
        (772,756)              870,554            210,330               ----         (2,562,585)          9,733,664
       3,590,989             2,720,435               ----               ----         49,609,917          39,876,253
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
  $    2,818,233       $     3,590,989     $      210,330     $         ----    $    47,047,332    $     49,609,917
===================  ================== ================== ================== ==================  ==================

                                     F-1 17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Alger

                                                                             ---------------------------------------
                                                                                           Leveraged
                                                                             ---------------------------------------
                                                                                        2001               2000
                                                                             ------------------   ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $           ----     $           ----
   Mortality and expense risk charge                                                   730,680            1,202,296
                                                                             ------------------   ------------------
Net investment income(loss)                                                           (730,680)          (1,202,296)
                                                                             ------------------   ------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                             2,206,103            9,786,716
   Net realized gain(loss) on sale of fund shares                                  (12,086,410)           4,923,524
                                                                             ------------------   ------------------
Net realized gain(loss)                                                             (9,880,307)          14,710,240
                                                                             ------------------   ------------------
Change in unrealized appreciation(depreciation)                                     (2,751,440)         (42,290,860)
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                            $    (13,362,427)    $    (28,782,916)
                                                                             ==================   ==================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                 $       (730,680)    $     (1,202,296)
  Net realized gain(loss)                                                           (9,880,307)          14,710,240
  Net change in unrealized appreciation(depreciation)                               (2,751,440)         (42,290,860)
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 (13,362,427)         (28,782,916)
                                                                             ------------------   ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               2,538,164           10,007,947
   Subaccounts transfers (including fixed account), net                             (8,530,908)          21,529,808
   Transfers for policyowner benefits and terminations                              (6,217,877)          (8,214,285)
   Policyowner maintenance charges                                                     (70,141)             (86,998)
                                                                             ------------------   ------------------
Net increase(decrease) from policyowner transactions                               (12,280,762)          23,236,472
                                                                             ------------------   ------------------
Net affiliate contributions(withdrawals) (See Note 4)                                     ----                 ----
                                                                             ------------------   ------------------
Total increase(decrease) in net assets                                             (25,643,189)          (5,546,444)
Net assets at beginning of period                                                   78,064,898           83,611,342
                                                                             ------------------   ------------------
Net assets at end of period                                                   $     52,421,709     $     78,064,898
                                                                             ==================   ==================

The accompanying notes are an integral part of these financial statements.

                                     F-1 18

                                       MFS

--------------------------------------------------------------------------------------------------------------------
            Global Govern.                           Utilities                            New Discovery
--------------------------------------- ------------------------------------- --------------------------------------
          2001                2000              2001               2000              2001                2000
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

  $      123,267       $      181,876    $     2,279,824    $       716,470     $         ----     $          ----
          42,788               41,398            819,362            907,226            223,570             178,012
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
          80,479              140,478          1,460,462           (190,756)          (223,570)           (178,012)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

            ----                 ----          5,978,791          5,401,237            646,242             236,785
          30,258             (148,063)          (686,695)         1,405,235         (3,197,028)           (271,874)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
          30,258             (148,063)         5,292,096          6,806,472         (2,550,786)            (35,089)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

           7,285              113,235        (26,405,340)        (2,890,791)         1,413,021          (2,413,920)
-------------------  ------------------ ------------------ ------------------ --------------------------------------


  $      118,022       $      105,650    $   (19,652,782)   $     3,724,925     $   (1,361,335)    $    (2,627,021)
===================  ================== ================== ================== ==================  ==================




  $       80,479       $      140,478    $     1,460,462    $      (190,756)    $     (223,570)    $      (178,012)
          30,258             (148,063)         5,292,096          6,806,472         (2,550,786)            (35,089)
           7,285              113,235        (26,405,340)        (2,890,791)         1,413,021          (2,413,920)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

         118,022              105,650        (19,652,782)         3,724,925         (1,361,335)         (2,627,021)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

         241,436              127,983          2,933,272          6,575,594          1,362,643           2,197,847
         (81,240)             353,949         (4,244,251)        13,990,117            404,421          22,499,558
        (459,092)            (379,591)        (7,912,510)        (6,100,414)        (1,793,625)           (921,603)
          (2,995)              (2,637)           (60,579)           (54,662)           (20,153)            (13,399)
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
        (301,891)              99,704         (9,284,068)        14,410,635            (46,714)         23,762,403
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

            ----                 ----               ----               ----               ----                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

        (183,869)             205,354        (28,936,850)        18,135,560         (1,408,049)         21,135,382
       3,610,359            3,405,005         81,845,130         63,709,570         21,755,913             620,531
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
  $    3,426,490       $    3,610,359    $    52,908,280    $    81,845,130     $   20,347,864     $    21,755,913
===================  ================== ================== ================== ==================  ==================

                                     F-1 19

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Morgan Stanley
                                                                            ---------------------------------------
                                                                                         Asian Equity
                                                                            ---------------------------------------
                                                                                         2001               2000
                                                                            -------------------  ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $          ----     $         10,568
   Mortality and expense risk charge                                                   11,413               72,073
                                                                            -------------------  ------------------
Net investment income(loss)                                                           (11,413)             (61,505)
                                                                            -------------------  ------------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                 ----            1,202,355
   Net realized gain(loss) on sale of fund shares                                    (789,572)          (1,683,250)
                                                                            -------------------  ------------------
Net realized gain(loss)                                                              (789,572)            (480,895)
                                                                            -------------------  ------------------
Change in unrealized appreciation(depreciation)                                       602,758           (1,812,173)
                                                                            -------------------  ------------------

Net increase(decrease) in net assets resulting

   from operations                                                            $      (198,227)    $     (2,354,573)
                                                                            ===================  ==================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                 $       (11,413)    $        (61,505)
  Net realized gain(loss)                                                            (789,572)            (480,895)
  Net change in unrealized appreciation(depreciation)                                 602,758           (1,812,173)
                                                                            -------------------  ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (198,227)          (2,354,573)
                                                                            -------------------  ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    131              632,123
   Subaccounts transfers (including fixed account), net                            (2,973,110)          (2,269,403)
   Transfers for policyowner benefits and terminations                                (93,294)            (577,272)
   Policyowner maintenance charges                                                     (1,928)              (9,343)
                                                                            -------------------  ------------------
Net increase(decrease) from policyowner transactions                               (3,068,201)          (2,223,895)
                                                                            -------------------  ------------------

Net affiliate contributions(withdrawals) (See Note 4)                                    ----                 ----
                                                                            -------------------  ------------------

Total increase(decrease) in net assets                                             (3,266,428)          (4,578,468)
Net assets at beginning of period                                                   3,266,428            7,844,896
                                                                            -------------------  ------------------
Net assets at end of period                                                   $          ----     $      3,266,428
                                                                            ===================  ==================

The accompanying notes are an integral part of these financial statements.

                                     F-1 20

                                 Morgan Stanley

--------------------------------------------------------------------------------------------------------------------

           Emerging Markets                        Global Equity                          Intl. Magnum
--------------------------------------- ------------------------------------- --------------------------------------
             2001                2000               2001               2000               2001                2000
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------


  $          ----      $          ----   $        139,533    $       211,660     $       25,738     $       58,838
           69,653              123,835            139,847            127,680             71,850            100,897
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
          (69,653)            (123,835)              (314)            83,980            (46,112)           (42,059)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

             ----            1,182,698               ----            679,685               ----            212,903
       (3,407,028)           1,003,334           (106,675)            72,591         (1,322,407)           219,291
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
       (3,407,028)           2,186,032           (106,675)           752,276         (1,322,407)           432,194
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

        2,942,873           (6,599,904)          (853,643)           137,022            177,532         (1,428,351)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

  $      (533,808)     $    (4,537,707)  $       (960,632)   $       973,278     $   (1,190,987)    $   (1,038,216)
===================  ================== ================== ================== ================== ===================




  $       (69,653)     $      (123,835)  $           (314)   $        83,980     $      (46,112)    $      (42,059)
       (3,407,028)           2,186,032           (106,675)           752,276         (1,322,407)           432,194
        2,942,873           (6,599,904)          (853,643)           137,022            177,532         (1,428,351)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

         (533,808)          (4,537,707)          (960,632)           973,278         (1,190,987)        (1,038,216)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

          205,424            1,242,623            638,630            689,683            305,448            660,416
         (308,351)           1,882,037          3,161,033           (987,472)        (1,018,111)           226,736
       (1,388,726)          (1,383,508)          (763,161)          (791,073)          (569,131)          (782,362)
           (7,804)             (11,467)            (9,827)            (8,152)            (5,144)            (7,250)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
       (1,499,457)           1,729,685          3,026,675         (1,097,014)        (1,286,938)            97,540
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
             ----                 ----               ----               ----               ----               ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

       (2,033,265)          (2,808,022)         2,066,043           (123,736)        (2,477,925)          (940,676)
        6,946,198            9,754,220         10,995,847         11,119,583          7,152,975          8,093,651
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
  $     4,912,933      $     6,946,198   $     13,061,890    $    10,995,847     $    4,675,050     $    7,152,975
===================  ================== ================== ================== ================== ===================

                                     F-1 21

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          Morgan Stanley
                                                                               -------------------------------------

                                                                                         U.S. Real Estate
                                                                               -------------------------------------
                                                                                     2001                2000
                                                                               ------------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                              $        394,780    $       106,848
   Mortality and expense risk charge                                                     103,428             56,852
                                                                               ------------------  -----------------
Net investment income(loss)                                                              291,352             49,996
                                                                               ------------------  -----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                  73,903             30,815
   Net realized gain(loss) on sale of fund shares                                        172,051             65,054
                                                                               ------------------  -----------------
Net realized gain(loss)                                                                  245,954             95,869
                                                                               ------------------  -----------------
Change in unrealized appreciation(depreciation)                                           63,085            783,086
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                              $        600,391    $       928,951
                                                                               ==================  =================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $        291,352    $        49,996
  Net realized gain(loss)                                                                245,954             95,869
  Net change in unrealized appreciation(depreciation)                                     63,085            783,086
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                       600,391            928,951
                                                                               ------------------  -----------------
Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   455,800            165,418
   Subaccounts transfers (including fixed account), net                                3,885,484          3,217,745
   Transfers for policyowner benefits and terminations                                  (873,088)          (299,104)
   Policyowner maintenance charges                                                        (7,456)            (4,211)
                                                                               ------------------  -----------------
Net increase(decrease) from policyowner transactions                                   3,460,740          3,079,848
                                                                               ------------------  -----------------
Net affiliate contributions(withdrawals) (See Note 4)                                       ----               ----
                                                                               ------------------  -----------------

Total increase(decrease) in net assets                                                 4,061,131          4,008,799
Net assets at beginning of period                                                      6,890,119          2,881,320
                                                                               ------------------  -----------------
Net assets at end of period                                                     $     10,951,250    $     6,890,119
                                                                               ==================  =================

The accompanying notes are an integral part of these financial statements.

                                     F-1 22

                                    Ameritas

--------------------------------------------------------------------------------------------------------------------

           Emerging Growth                             Growth                          Growth with Income

--------------------------------------- ------------------------------------- --------------------------------------
       2001                2000               2001               2000               2001                2000
------------------- ------------------- ------------------ ------------------ -----------------   ------------------
  $          ----      $          ----   $         43,890   $         55,446   $        139,291     $        57,144
          742,987            1,391,647          1,450,491          2,040,197            301,325             358,559
------------------- ------------------- ------------------ ------------------ -----------------   ------------------
         (742,987)          (1,391,647)        (1,406,601)        (1,984,751)          (162,034)           (301,415)
------------------- ------------------- ------------------ ------------------ -----------------   ------------------


        3,192,092            2,113,508            530,752               ----               ----              41,785
      (13,336,428)           7,784,143         (9,469,815)         6,894,123           (631,880)            420,835
------------------- ------------------- ------------------ ------------------ -----------------   ------------------
      (10,144,336)           9,897,651         (8,939,063)         6,894,123           (631,880)            462,620
------------------- ------------------- ------------------ ------------------ -----------------   ------------------

      (21,027,303)         (32,655,949)        (7,551,155)       (31,848,794)        (3,984,167)           (557,102)
------------------- ------------------- ------------------ ------------------ -----------------   ------------------


  $   (31,914,626)     $   (24,149,945)  $    (17,896,819)  $    (26,939,422)  $    (4,778,081)    $       (395,897)
=================== =================== ================== ================== =================   ==================




  $      (742,987)     $    (1,391,647)  $     (1,406,601)  $     (1,984,751)  $      (162,034)    $       (301,415)
      (10,144,336)           9,897,651         (8,939,063)         6,894,123           (631,880)            462,620
      (21,027,303)         (32,655,949)        (7,551,155)       (31,848,794)        (3,984,167)           (557,102)
------------------- ------------------- ------------------ ------------------ -----------------   ------------------

      (31,914,626)         (24,149,945)       (17,896,819)       (26,939,422)        (4,778,081)           (395,897)
------------------- ------------------- ------------------ ------------------ -----------------   ------------------


        2,054,534            6,037,690          4,093,523          9,584,002          1,538,364           1,394,666
       (9,699,735)          15,068,578         (9,315,267)         5,027,117             37,452            (798,831)
       (5,406,352)          (9,392,075)       (12,100,011)       (15,989,659)        (3,033,749)         (2,683,058)
          (77,832)            (120,972)          (175,364)          (231,602)           (23,945)            (27,001)
------------------- ------------------- ------------------ ------------------ -----------------   ------------------
      (13,129,385)          11,593,221        (17,497,119)        (1,610,142)        (1,481,878)         (2,114,224)
------------------- ------------------- ------------------ ------------------ -----------------   ------------------

             ----                 ----               ----               ----               ----                ----
------------------- ------------------- ------------------ ------------------ -----------------   ------------------

      (45,044,011)         (12,556,724)       (35,393,938)       (28,549,564)        (6,259,959)         (2,510,121)
       91,754,790          104,311,514        137,394,349        165,943,913         28,337,761          30,847,882
------------------- ------------------- ------------------ ------------------ -----------------   ------------------
  $    46,710,779      $    91,754,790   $    102,000,411   $    137,394,349   $    22,077,802     $     28,337,761
=================== =================== ================== ================== =================   ==================

                                     F-1 23

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas

                                                                              --------------------------------------

                                                                                        Income and Growth
                                                                              --------------------------------------
                                                                                          2001                2000
                                                                              -------------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        298,607     $        133,006
   Mortality and expense risk charge                                                    824,940              993,334
                                                                              -------------------  -----------------
Net investment income(loss)                                                            (526,333)            (860,328)
                                                                              -------------------  -----------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                              3,686,096            3,736,228
   Net realized gain(loss) on sale of fund shares                                    (1,289,569)           3,554,201
                                                                              -------------------  -----------------
Net realized gain(loss)                                                               2,396,527            7,290,429
                                                                              -------------------  -----------------

Change in unrealized appreciation(depreciation)                                     (15,460,950)          (7,787,914)
                                                                              -------------------  -----------------

Net increase(decrease) in net assets resulting
   from operations                                                             $    (13,590,756)    $     (1,357,813)
                                                                              ===================  =================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                  $       (526,333)    $       (860,328)
  Net realized gain(loss)                                                             2,396,527            7,290,429
  Net change in unrealized appreciation(depreciation)                               (15,460,950)          (7,787,914)
                                                                              -------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (13,590,756)          (1,357,813)
                                                                              -------------------  -----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,943,646            5,529,838
   Subaccounts transfers (including fixed account), net                              (4,704,463)          16,655,059
   Transfers for policyowner benefits and terminations                               (7,946,429)          (6,360,268)
   Policyowner maintenance charges                                                      (75,494)             (86,139)
                                                                              -------------------  -----------------
Net increase(decrease) from policyowner transactions                                 (9,782,740)          15,738,490
                                                                              -------------------  -----------------

Net affiliate contributions(withdrawals) (See Note 4)                                      ----                 ----
                                                                              -------------------  -----------------

Total increase(decrease) in net assets                                              (23,373,496)          14,380,677
Net assets at beginning of period                                                    83,057,014           68,676,337
                                                                              -------------------  -----------------
Net assets at end of period                                                    $     59,683,518     $     83,057,014
                                                                              ===================  =================

The accompanying notes are an integral part of these financial statements.

                                     F-1 24

                                    Ameritas

--------------------------------------------------------------------------------------------------------------------

              Index 500                                MidCap                             Money Market
--------------------------------------- ------------------------------------- --------------------------------------
             2001                2000               2001               2000               2001                2000
------------------- ------------------- ------------------ ------------------ ------------------  ------------------
 $      1,750,900     $        896,428   $           ----   $           ----   $      6,115,254    $       9,080,212
        1,640,270            2,121,441          1,052,552          1,102,568          1,937,653            1,835,566
------------------- ------------------- ------------------ ------------------ ------------------  ------------------
          110,630           (1,225,013)        (1,052,552)        (1,102,568)         4,177,601            7,244,646
------------------- ------------------- ------------------ ------------------ ------------------  ------------------


        3,701,954            1,847,621          3,610,583          2,773,220               ----                 ----
       (7,744,616)           2,496,509         (9,455,065)        14,323,251               ----                 ----
------------------- ------------------- ------------------ ------------------ ------------------  ------------------
       (4,042,662)           4,344,130         (5,844,482)        17,096,471               ----                 ----
------------------- ------------------- ------------------ ------------------ ------------------  ------------------

      (16,482,229)         (22,255,182)        (2,655,108)       (12,226,512)              ----                 ----
------------------- ------------------- ------------------ ------------------ ------------------  ------------------


 $    (20,414,261)    $    (19,136,065)  $     (9,552,142)  $      3,767,391   $      4,177,601    $       7,244,646
=================== =================== ================== ================== ==================  ==================




 $        110,630     $     (1,225,013)  $     (1,052,552)  $     (1,102,568)  $      4,177,601    $       7,244,646
       (4,042,662)           4,344,130         (5,844,482)        17,096,471               ----                 ----
      (16,482,229)         (22,255,182)        (2,655,108)       (12,226,512)              ----                 ----
------------------- ------------------- ------------------ ------------------ ------------------  ------------------

      (20,414,261)         (19,136,065)        (9,552,142)         3,767,391          4,177,601            7,244,646
------------------- ------------------- ------------------ ------------------ ------------------  ------------------


        3,650,402            9,753,700          2,238,249          5,516,078        176,486,632          200,863,028
       (4,024,471)           2,953,048        (10,801,578)        40,364,885        (92,714,436)        (163,172,107)
      (13,073,075)         (18,093,461)        (8,296,645)        (8,432,825)       (94,215,984)         (41,029,744)
         (156,859)            (188,173)          (121,796)          (119,174)          (233,795)            (272,478)
------------------- ------------------- ------------------ ------------------ ------------------  ------------------
      (13,604,003)          (5,574,886)       (16,981,770)        37,328,964        (10,677,583)          (3,611,301)
------------------- ------------------- ------------------ ------------------ ------------------  ------------------

             ----                 ----               ----               ----               ----                 ----
------------------- ------------------- ------------------ ------------------ ------------------  ------------------

      (34,018,264)         (24,710,951)       (26,533,912)        41,096,355         (6,499,982)           3,633,345
      152,536,894          177,247,845        100,714,515         59,618,160        169,672,152          166,038,807
------------------- ------------------- ------------------ ------------------ ------------------  ------------------
 $    118,518,630     $    152,536,894   $     74,180,603   $    100,714,515   $    163,172,170    $     169,672,152
=================== =================== ================== ================== ==================  ==================

                                     F-1 25

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Ameritas
                                                                               -------------------------------------

                                                                                             Research
                                                                               -------------------------------------
                                                                                         2001                2000
                                                                               ------------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                              $           ----    $          ----
   Mortality and expense risk charge                                                     247,230             304,591
                                                                               ------------------  -----------------
Net investment income(loss)                                                             (247,230)           (304,591)
                                                                               ------------------  -----------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                 588,380             584,376
   Net realized gain(loss) on sale of fund shares                                     (1,354,873)            691,863
                                                                               ------------------  -----------------
Net realized gain(loss)                                                                 (766,493)          1,276,239
                                                                               ------------------  -----------------

Change in unrealized appreciation(depreciation)                                       (4,465,810)         (2,910,551)
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                              $     (5,479,533)   $     (1,938,903)
                                                                               ==================  =================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $       (247,230)   $       (304,591)
  Net realized gain(loss)                                                               (766,493)          1,276,239
  Net change in unrealized appreciation(depreciation)                                 (4,465,810)         (2,910,551)
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                    (5,479,533)         (1,938,903)
                                                                               ------------------  -----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,153,099           2,349,900
   Subaccounts transfers (including fixed account), net                               (1,008,272)          4,687,903
   Transfers for policyowner benefits and terminations                                (1,789,575)         (1,687,634)
   Policyowner maintenance charges                                                       (17,199)            (18,856)
                                                                               ------------------  -----------------
Net increase(decrease) from policyowner transactions                                  (1,661,947)          5,331,313
                                                                               ------------------  -----------------
Net affiliate contributions(withdrawals) (See Note 4)                                       ----                ----
                                                                               ------------------  -----------------

Total increase(decrease) in net assets                                                (7,141,480)          3,392,410
Net assets at beginning of period                                                     24,971,039          21,578,629
                                                                               ------------------  -----------------
Net assets at end of period                                                     $     17,829,559    $     24,971,039
                                                                               ==================  =================

The accompanying notes are an integral part of these financial statements.

                                     F-1 26

                                    Ameritas

--------------------------------------------------------------------------------------------------------------------
              Small Cap                              Micro Cap                               Select
--------------------------------------- ------------------------------------- --------------------------------------
       2001                2000               2001               2000               2001                2000
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

  $          ----       $         ----     $         ----     $         ----    $          ----      $         ----
          563,541             1,094,185            60,634               ----            109,604                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
         (563,541)           (1,094,185)          (60,634)              ----           (109,604)               ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------


             ----               429,749           212,617               ----               ----                ----
      (33,296,772)            7,106,836           461,898               ----            247,090                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
      (33,296,772)            7,536,585           674,515               ----            247,090                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

       16,202,624           (32,401,239)          678,043               ----            410,547                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------


  $   (17,657,689)      $  (25,958,839)    $    1,291,924     $         ----    $       548,033      $         ----
===================  ================== ================== ================== ==================  ==================




  $      (563,541)      $   (1,094,185)    $      (60,634)    $         ----    $      (109,604)     $         ----
      (33,296,772)            7,536,585           674,515               ----            247,090                ----
       16,202,624           (32,401,239)          678,043               ----            410,547                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

      (17,657,689)          (25,958,839)        1,291,924               ----            548,033                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------


        1,124,644             5,064,851           884,490               ----          1,494,232                ----
          315,018            (1,154,654)        9,353,771               ----         17,332,782                ----
       (5,582,781)          (11,304,341)         (452,011)              ----           (775,510)               ----
          (85,773)             (163,809)           (3,931)              ----             (8,232)               ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
       (4,228,892)           (7,557,953)        9,782,319               ----         18,043,272                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

             ----                  ----          (424,802)              ----           (303,860)               ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------

      (21,886,581)          (33,516,792)       10,649,441               ----         18,287,445                ----
       61,432,196            94,948,988              ----               ----               ----                ----
-------------------  ------------------ ------------------ ------------------ ------------------  ------------------
  $    39,545,615       $   61,432,196     $   10,649,441     $         ----    $    18,287,445      $         ----
===================  ================== ================== ================== ==================  ==================

                                     F-1 27

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                             ---------------------------------------

                                                                                            Balanced
                                                                             ---------------------------------------
                                                                                         2001                 2000
                                                                             ------------------   ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                              $      167,333       $       12,464
   Mortality and expense risk charge                                                    21,047                2,251
                                                                             ------------------   ------------------
Net investment income(loss)                                                            146,286               10,213
                                                                             ------------------   ------------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                81,526               22,004
   Net realized gain(loss) on sale of fund shares                                      (32,136)                 841
                                                                             ------------------   ------------------
Net realized gain(loss)                                                                 49,390               22,845
                                                                             ------------------   ------------------

Change in unrealized appreciation(depreciation)                                       (260,551)             (72,943)
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                              $      (64,875)      $      (39,885)
                                                                             ==================   ==================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $      146,286       $       10,213
  Net realized gain(loss)                                                               49,390               22,845
  Net change in unrealized appreciation(depreciation)                                 (260,551)             (72,943)
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (64,875)             (39,885)
                                                                             ------------------   ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 553,739              159,718
   Subaccounts transfers (including fixed account), net                              3,353,162              628,196
   Transfers for policyowner benefits and terminations                                (115,566)             (23,340)
   Policyowner maintenance charges                                                      (1,096)                 (50)
                                                                             ------------------   ------------------
Net increase(decrease) from policyowner transactions                                 3,790,239              764,524
                                                                             ------------------   ------------------

Net affiliate contributions(withdrawals) (See Note 4)                                     ----                 ----
                                                                             ------------------   ------------------

Total increase(decrease) in net assets                                               3,725,364              724,639
Net assets at beginning of period                                                      724,639                 ----
                                                                             ------------------   ------------------
Net assets at end of period                                                     $    4,450,003       $      724,639
                                                                             ==================   ==================

The accompanying notes are an integral part of these financial statements.

                                     F-1 28

                                     Calvert

--------------------------------------------------------------------------------------------------------------------

             Intl. Equity                             Mid Cap                               Small Cap
--------------------------------------- ------------------------------------- --------------------------------------
       2001                2000               2001               2000               2001                2000
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
   $        1,028       $         ----   $           ----     $         ----     $         ----     $         ----
            7,542                1,960             38,490             10,359             30,362              1,992
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
           (6,514)              (1,960)           (38,490)           (10,359)           (30,362)            (1,992)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------


          110,926               33,926            252,230            226,183             66,806             24,795
         (120,153)             (28,048)          (447,738)           (22,696)          (131,764)             1,747
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
           (9,227)               5,878           (195,508)           203,487            (64,958)            26,542
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

          (72,322)             (25,271)          (363,317)          (400,513)           206,827             (9,385)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------


   $      (88,063)      $      (21,353)  $       (597,315)    $     (207,385)    $      111,507     $       15,165
===================  ================== ================== ================== ================== ===================




   $       (6,514)      $       (1,960)  $        (38,490)    $      (10,359)    $      (30,362)    $       (1,992)
           (9,227)               5,878           (195,508)           203,487            (64,958)            26,542
          (72,322)             (25,271)          (363,317)          (400,513)           206,827             (9,385)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

          (88,063)             (21,353)          (597,315)          (207,385)           111,507             15,165
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------


          184,760               73,252            525,202            177,724            250,662             78,037
          535,667              280,736          1,198,250          3,108,912          3,331,821            565,777
          (12,984)             (10,571)          (317,073)           (20,708)          (421,516)              (170)
             (446)                (114)            (3,012)              (661)            (2,619)               (91)
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
          706,997              343,303          1,403,367          3,265,267          3,158,348            643,553
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

             ----                 ----               ----               ----               ----               ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------

          618,934              321,950            806,052          3,057,882          3,269,855            658,718
          321,950                 ----          3,057,882               ----            658,718               ----
-------------------  ------------------ ------------------ ------------------ ------------------ -------------------
   $      940,884       $      321,950   $      3,863,934     $    3,057,882     $    3,928,573     $      658,718
===================  ================== ================== ================== ================== ===================

                                     F-1 29

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        American Century
                                                                             --------------------------------------

                                                                                        Income & Growth
                                                                             ---------------------------------------
                                                                                         2001                 2000
                                                                             ------------------   ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                              $        1,601       $         ----
   Mortality and expense risk charge                                                    39,086                 ----
                                                                             ------------------   ------------------
Net investment income(loss)                                                            (37,485)                ----
                                                                             ------------------   ------------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                  ----                 ----
   Net realized gain(loss) on sale of fund shares                                      (44,848)                ----
                                                                             ------------------   ------------------
Net realized gain(loss)                                                                (44,848)                ----
                                                                             ------------------   ------------------

Change in unrealized appreciation(depreciation)                                         18,512                 ----
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                              $      (63,821)      $         ----
                                                                             ==================   ==================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $      (37,485)      $         ----
  Net realized gain(loss)                                                              (44,848)                ----
  Net change in unrealized appreciation(depreciation)                                   18,512                 ----
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (63,821)                ----
                                                                             ------------------   ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               1,096,432                 ----
   Subaccounts transfers (including fixed account), net                              8,121,855                 ----
   Transfers for policyowner benefits and terminations                                (222,068)                ----
   Policyowner maintenance charges                                                      (2,762)                ----
                                                                             ------------------   ------------------
Net increase(decrease) from policyowner transactions                                 8,993,457                 ----
                                                                             ------------------   ------------------

Net affiliate contributions(withdrawals) (See Note 4)                                     ----                 ----
                                                                             ------------------   ------------------

Total increase(decrease) in net assets                                               8,929,636                 ----
Net assets at beginning of period                                                         ----                 ----
                                                                             ------------------   ------------------
Net assets at end of period                                                     $    8,929,636       $         ----
                                                                             ==================   ==================

The accompanying notes are an integral part of these financial statements.

                                     F-1 30

               Invesco                                Salomon                                 Summit

--------------------------------------- -------------------------------------  -------------------------------------

               Dynamics                               Capital                               S&P MidCap

--------------------------------------- -------------------------------------  -------------------------------------
              2001                2000               2001                2000               2001                2000
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------

   $         ----       $         ----   $        118,584      $         ----      $       2,668      $         ----
           32,325                 ----            145,916                ----             12,914                ----
 ------------------ ------------------ -------------------  -----------------  ------------------  -----------------
          (32,325)                ----            (27,332)               ----            (10,246)               ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------


             ----                 ----            185,891                ----              6,900                ----
         (948,480)                ----           (130,869)               ----           (127,956)               ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------
         (948,480)                ----             55,022                ----           (121,056)               ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------

          262,822                 ----           (605,575)               ----            107,595                ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------


   $     (717,983)      $         ----   $       (577,885)     $        ----      $      (23,707)     $        ----
===================  ================== ==================  =================  ==================  =================




   $      (32,325)      $         ----   $        (27,332)     $        ----      $      (10,246)     $        ----
         (948,480)                ----             55,022                ----           (121,056)               ----
          262,822                 ----           (605,575)               ----            107,595                ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------

         (717,983)                ----           (577,885)               ----            (23,707)               ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------


          514,629                 ----            977,929                ----            486,513                ----
        7,142,328                 ----         17,558,385                ----          2,710,915                ----
         (380,952)                ----           (540,579)               ----         (1,088,569)               ----
           (2,448)                ----             (5,494)               ----             (1,561)               ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------
        7,273,557                 ----         17,990,241                ----          2,107,298                ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------

             ----                 ----               ----                ----               ----                ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------

        6,555,574                 ----         17,412,356                ----          2,083,591                ----
             ----                 ----               ----                ----               ----                ----
-------------------  ------------------ ------------------  -----------------  ------------------  -----------------
   $    6,555,574       $         ----   $     17,412,356      $        ----      $    2,083,591      $        ----
===================  ================== ==================  =================  ==================  =================

                                     F-1 31

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                             ---------------------------------------

                                                                                       Russell Small Cap
                                                                             ---------------------------------------
                                                                                   2001                 2000
                                                                             ------------------   ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                              $        8,936       $         ----
   Mortality and expense risk charge                                                    11,688                 ----
                                                                             ------------------   ------------------
Net investment income(loss)                                                             (2,752)                ----
                                                                             ------------------   ------------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                                 9,486                 ----
   Net realized gain(loss) on sale of fund shares                                      (50,580)                ----
                                                                             ------------------   ------------------
Net realized gain(loss)                                                                (41,094)                ----
                                                                             ------------------   ------------------

Change in unrealized appreciation(depreciation)                                        133,620                 ----
                                                                             ------------------   ------------------

Net increase(decrease) in net assets resulting
   from operations                                                              $       89,774       $         ----
                                                                             ==================   ==================


STATEMENTS OF CHANGES IN NET ASSETS
  Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $       (2,752)      $         ----
  Net realized gain(loss)                                                              (41,094)                ----
  Net change in unrealized appreciation(depreciation)                                  133,620                 ----
                                                                             ------------------   ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      89,774                 ----
                                                                             ------------------   ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 279,783                 ----
   Subaccounts transfers (including fixed account), net                              2,571,570                 ----
   Transfers for policyowner benefits and terminations                                 (37,197)                ----
   Policyowner maintenance charges                                                      (1,877)                ----
                                                                             ------------------   ------------------
Net increase(decrease) from policyowner transactions                                 2,812,279                 ----
                                                                             ------------------   ------------------

Net affiliate contributions(withdrawals) (See Note 4)                                     ----                 ----
                                                                             ------------------   ------------------

Total increase(decrease) in net assets                                               2,902,053                 ----
Net assets at beginning of period                                                         ----                 ----
                                                                             ------------------   ------------------
Net assets at end of period                                                     $    2,902,053       $         ----
                                                                             ==================   ==================

The accompanying notes are an integral part of these financial statements.

                                     F-1 32

                 Summit                                 Third Avenue

-----------------------------------------  -------------------------------------

            Nasdaq-100 Index                               Value

-----------------------------------------  -------------------------------------
        2001                 2000                2001                 2000
---------------------  ------------------  ------------------   ----------------


  $          ----         $       ----      $         14,414       $       ----
           25,083                 ----               121,954               ----
---------------------  ------------------  ------------------   ----------------
          (25,083)                ----              (107,540)              ----
---------------------  ------------------  ------------------   ----------------


             ----                 ----                94,623               ----
         (345,419)                ----              (104,346)              ----
---------------------  ------------------  ------------------   ----------------
         (345,419)                ----                (9,723)              ----
---------------------  ------------------  ------------------   ----------------

         (221,589)                ----             1,042,160               ----
---------------------  ------------------  ------------------   ----------------


  $      (592,091)        $       ----      $        924,897       $       ----
=====================  ==================  ==================   ================




  $       (25,083)        $       ----      $       (107,540)      $       ----
         (345,419)                ----                (9,723)              ----
         (221,589)                ----             1,042,160               ----
---------------------  ------------------  ------------------   ----------------

         (592,091)                ----               924,897               ----
---------------------  ------------------  ------------------   ----------------


          250,650                 ----             1,742,368               ----
        5,910,639                 ----            18,575,860               ----
         (694,135)                ----              (659,003)              ----
             (977)                ----                (8,908)              ----
---------------------  ------------------  ------------------   ----------------
        5,466,177                 ----            19,650,317               ----
---------------------  ------------------  ------------------   ----------------

             ----                 ----                  ----               ----
---------------------  ------------------  ------------------   ----------------

        4,874,086                 ----            20,575,214               ----
             ----                 ----                  ----               ----
---------------------  ------------------  ------------------   ----------------
  $     4,874,086         $       ----      $     20,575,214       $       ----
=====================  ==================  ==================   ================

                                     F-1 33

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account VA-2 (the Account) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company) and minority owned by AmerUs Life Insurance Company (AmerUs). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable annuity products issued by AVLIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001, there are fifty-four subaccounts available within the Account:

    Fidelity Management and Research                         Fidelity Management and Research
       Company (Advisor)                                       Company
      Fidelity (Fund)                                        Fidelity, continued
        *Equity-Income IC (Subaccount)                           *Asset Mgr. SC
          (Commenced October 23, 1987)                             (Commenced June 25, 1998)
        *Equity-Income SC                                        *Asset Mgr. SC2
          (Commenced June 15, 1998)                                (Commenced March 15, 2001)
        *Equity-Income SC2                                       *Inv. Bond IC
          (Commenced February 2, 2001)                             (Commenced June 3, 1991)
        *Growth IC                                               *Inv. Bond SC2
          (Commenced October 23, 1987)                             (Commenced February 5, 2001)
        *Growth SC                                               *Contrafund IC
          (Commenced June 23, 1998)                                (Commenced August 25, 1995)
        *Growth SC2                                              *Contrafund SC
          (Commenced February 6, 2001)                             (Commenced June 25, 1998)
        *High Income IC                                          *Contrafund SC2
          (Commenced October 23, 1987)                             (Commenced January 25, 2001)
        *High Income SC                                          *Asset Mgr. Gr. IC
          (Commenced June 23, 1998)                                (Commenced September 15, 1995)
        *High Income SC2                                         *Asset Mgr. Gr. SC
          (Commenced February 12, 2001)                            (Commenced June 25, 1998)
        *Overseas IC                                             *Asset Mgr. Gr. SC2
          (Commenced October 23, 1987)                             (Commenced February 8, 2001)
        *Overseas SC
          (Commenced July 7, 1998)                           Fred Alger Management, Inc.
        *Overseas SC2                                          Alger
          (Commenced February 15, 2001)                         * Balanced
        *Asset Mgr. IC                                             (Commenced June 8, 1993)
          (Commenced February 7, 1990)                          * Leveraged
                                                                   (Commenced August 30, 1995)



                                     F-1 34


1.  ORGANIZATION, continued

    Massachusetts Financial Services Company                 Calvert Asset Management Company, Inc.
      MFS                                                      (See Note 4)
       * Global Govern.                                        Calvert
          (Commenced August 24, 1995)                           * Balanced
       * Utilities                                                 (Commenced May 8, 2000)
          (Commenced September 18, 1995)                        * Intl. Equity
       * New Discovery                                             (Commenced May 11, 2000)
          (Commenced November 11, 1999)                         * Mid Cap
                                                                   (Commenced May 30, 2000)
    Morgan Stanley Asset Management                             * Small Cap
      Morgan Stanley                                               (Commenced May 26, 2000)
       * Asian Equity
          (Commenced May 12, 1997)                           American Century Investment
          (Ceased Business April 30, 2001)                   Management, Inc.
       * Emerging Markets                                      American Century
          (Commenced May 1, 1997)                               * Income & Growth
       * Global Equity                                             (Commenced January 25, 2001)
          (Commenced May 2, 1997)
       * Intl. Magnum                                        INVESCO Funds Group, Inc.
          (Commenced May 1, 1997)                              Invesco
       * U.S. Real Estate                                       * Dynamics
          (Commenced May 1, 1997)                                  (Commenced January 22, 2001)

    Ameritas Investment Corp. (See Note 4)                   Salomon Brothers Asset Management Inc.
      Ameritas                                                 Salomon
       * Emerging Growth                                        * Capital
          (Commenced October 29, 1999)                             (Commenced January 18, 2001)
       * Growth
          (Commenced October 29, 1999)                       Summit Investment Partners, Inc.
       * Growth with Income                                    Summit
          (Commenced October 29, 1999)                          * S&P MidCap
       * Income and Growth                                         (Commenced January 17, 2001)
          (Commenced October 29, 1999)                          * Russell Small Cap
       * Index 500                                                 (Commenced January 18, 2001)
          (Commenced October 29, 1999)                          * Nasdaq-100 Index
       * MidCap                                                    (Commenced January 2, 2001)
          (Commenced October 29, 1999)
       * Money Market                                        EQSF Advisers, Inc.
          (Commenced October 28, 1999)                         Third Avenue
       * Research                                               * Value
          (Commenced October 29, 1999)                             (Commenced January 3, 2001)
       * Small Cap
          (Commenced October 29, 1999)
       * Micro Cap
          (Commenced January 17, 2001)
       * Select
          (Commenced January 5, 2001)

                                     F-1 35

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, AVLIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  CHARGES

    AVLIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

4.  RELATED PARTIES

    AVLIC has a variable insurance trust (VIT) which contains the Ameritas subaccounts. The Ameritas subaccounts are managed by Ameritas Investment Corp., an affiliate of AVLIC. During the periods ended December 31, 2001 and 2000, these subaccounts incurred advisory fees of approximately $3,603,000 and $4,460,000, respectively, payable to Ameritas Investment Corp. Other affiliates of AVLIC also provided sub-advisory and administrative services to these subaccounts during 2001 and 2000 of approximately $735,000 and $728,000, respectively.

    Calvert Asset Management Company, Inc., an affiliate of AVLIC, serves as an investment advisor to the Calvert subaccounts.

    During 2001, AVLIC made an initial investment of $2,000,000 and $2,000,000 into the Micro Cap and Select subaccounts, respectively. AVLIC withdrew its investment and related earnings from these subaccounts by December 31, 2001 in the amounts of $2,424,802 and $2,303,860, respectively.

                                     F-1 36

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:

                                                                                Purchases               Sales

                                                                            --------------------   ------------------
     Fidelity:
       Equity-Income IC                                                      $      191,639,254     $    201,683,753
       Equity-Income SC                                                               6,527,805            2,560,865
       Equity-Income SC2                                                              3,457,282              191,520
       Growth IC                                                                    166,577,911          175,026,024
       Growth SC                                                                      8,020,244            7,277,294
       Growth SC2                                                                     3,030,932              233,962
       High Income IC                                                               118,483,061          109,661,712
       High Income SC                                                                 2,811,518            2,487,350
       High Income SC2                                                                1,253,786              96,528
       Overseas IC                                                                  609,608,268          608,197,939
       Overseas SC                                                                    1,942,256            2,438,983
       Overseas SC2                                                                     524,797               33,060
       Asset Mgr. IC                                                                  6,755,349           25,706,729
       Asset Mgr. SC                                                                  2,610,070            2,015,811
       Asset Mgr. SC2                                                                 1,827,582               19,090
       Inv. Bond IC                                                                  28,386,157           20,279,012
       Inv. Bond SC2                                                                  4,165,464              394,986
       Contrafund IC                                                                 34,353,829           47,832,064
       Contrafund SC                                                                  2,840,148            4,361,636
       Contrafund SC2                                                                 1,352,354               17,112
       Asset Mgr. Gr. IC                                                              1,796,427            3,934,434
       Asset Mgr. Gr. SC                                                                575,842              866,224
       Asset Mgr. Gr. SC2                                                               319,013               89,297

     Alger:
       Balanced                                                                      11,470,399           11,355,619
       Leveraged                                                                     26,566,099           37,371,436

     MFS:
       Global Govern.                                                                 3,421,509            3,642,921
       Utilities                                                                     13,032,000           14,876,814
       New Discovery                                                                 18,804,304           18,428,345

     Morgan Stanley:
       Asian Equity                                                                      56,735            3,136,349
       Emerging Markets                                                               6,983,258            8,552,367
       Global Equity                                                                  7,707,454            4,681,091
       Intl. Magnum                                                                  31,961,495           33,294,543
       U.S. Real Estate                                                               7,720,665            3,894,669




                                     F-1 37


                                                                                    Purchases               Sales
                                                                           --------------------   ------------------
     Ameritas:
       Emerging Growth                                                       $       21,702,967     $     32,383,247
       Growth                                                                        37,142,495           55,515,462
       Growth with Income                                                             4,126,019            5,769,930
       Income and Growth                                                             17,897,678           24,520,654
       Index 500                                                                     42,163,076           51,954,494
       MidCap                                                                       103,290,482          117,714,220
       Money Market                                                               1,237,673,940        1,244,188,486
       Research                                                                       6,424,680            7,745,477
       Small Cap                                                                    140,807,226          145,599,658
       Micro Cap                                                                     11,772,616            1,838,313
       Select                                                                        20,169,960            2,236,291

     Calvert:
       Balanced                                                                       4,416,923              398,872
       Intl. Equity                                                                   7,756,343            6,944,934
       Mid Cap                                                                        4,052,574            2,435,466
       Small Cap                                                                      6,144,211            2,949,418

     American Century:
       Income & Growth                                                               10,433,093            1,477,121

     Invesco:
       Dynamics                                                                      28,419,925           21,178,691

     Salomon:
       Capital                                                                       19,652,528            1,503,728

     Summit:
       S&P MidCap                                                                     3,648,360            1,544,408
       Russell Small Cap                                                              3,924,001            1,104,988
       Nasdaq-100 Index                                                               7,756,158            2,315,064

     Third Avenue:
       Value                                                                         23,103,581            3,466,180

6.  UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                     F-1 38


                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units           ($)         Ratio     Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity:
Equity-Income IC
2001                        26.53   45.05     3,095,692     115,995,599     1.73    1.25    1.40    (6.28)   (6.13)

Equity-Income SC
2001                        26.82   26.82       613,370      16,447,775     1.49    0.95    0.95    (5.98)   (5.98)

Equity-Income SC2
2001                        22.44   22.44       143,316       3,215,490     ----    0.75    0.75    (6.79)   (6.79)

Growth IC
2001                        43.06   59.79     2,012,029     111,763,769      .09    1.25    1.40   (18.80)  (18.68)

Growth SC
2001                        43.54   43.54       558,928      24,335,039     ----    0.95    0.95   (18.51)  (18.51)

Growth SC2
2001                        33.11   33.11        81,473       2,697,946     ----    0.75    0.75   (18.98)  (18.98)

High Income IC
2001                         8.12   19.30     2,164,097      29,976,479    19.81    1.25    1.40   (12.97)  (12.83)

High Income SC
2001                         8.20    8.20       459,386       3,767,454    12.58    0.95    0.95   (12.73)  (12.73)

High Income SC2
2001                         6.32    6.32       175,674       1,109,889     ----    0.75    0.75   (19.93)  (19.93)

Overseas IC
2001                        17.24   20.38     1,368,794      27,501,797     9.15    1.25    1.40   (22.33)  (22.15)

Overseas SC
2001                        17.57   17.57       297,479       5,227,207     5.88    0.95    0.95   (22.02)  (22.02)

Overseas SC2
2001                        13.72   13.72        33,056         453,510     ----    0.75    0.75   (20.05)  (20.05)

Asset Mgr. IC
2001                        17.70   27.24     3,013,436      77,664,854     4.69    1.25    1.40    (5.42)   (5.28)

Asset Mgr. SC
2001                        17.85   17.85       764,614      13,651,944     4.13    0.95    0.95    (5.15)   (5.15)


                                     F-1 39


                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units           ($)         Ratio     Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity, continued:
Asset Mgr. SC2
2001                        14.27   14.27       127,031       1,813,335     ----    0.75    0.75     1.17     1.17

Inv. Bond IC
2001                        14.74   19.77     3,996,733      68,030,837     4.69    0.95    1.40     6.95     7.43

Inv. Bond SC2
2001                        12.73   12.73       302,145       3,847,586     ----    0.75    0.75     5.59     5.59

Contrafund IC
2001                        23.70   25.72     2,516,851      63,561,891      .88    1.25    1.40   (13.47)  (13.33)

Contrafund SC
2001                        23.97   23.97       795,408      19,068,712      .75    0.95    0.95   (13.19)  (13.19)

Contrafund SC2
2001                        20.55   20.55        64,084       1,316,891      .01    0.75    0.75    (9.83)   (9.83)

Asset Mgr. Gr. IC
2001                        15.15   18.76       634,496      11,177,899     3.26    1.25    1.40    (8.68)   (8.54)

Asset Mgr. Gr. SC
2001                        15.27   15.27       184,602       2,818,233     2.95    0.95    0.95    (8.38)   (8.38)

Asset Mgr. Gr. SC2
2001                        12.35   12.35        17,035         210,330     ----    0.75    0.75    (8.67)   (8.67)

Alger:
Balanced
2001                        13.41   27.42     2,389,543      47,047,332     1.44    0.75    1.40    (6.03)   (2.64)

Leveraged
2001                        32.39   38.36     1,380,909      52,421,709     ----    0.75    1.40   (18.67)  (16.52)

MFS:
Global Govern.
2001                        10.42   12.34       303,463       3,426,490     3.56    0.75    1.40     2.52     3.76

Utilities
2001                        17.74   24.23     2,455,809      52,908,280     3.35    0.75    1.40   (26.48)  (24.92)

New Discovery
2001                        15.67   16.04     1,277,022      20,347,864     ----    0.75    1.40   (10.49)   (5.92)

                                     F-1 40


                                                                                     Expenses
                                                                           Inv.      as a % of
                              Unit                          Net Assets    Income      Average           Total
                            Value ($)         Units            ($)        Ratio     Net Assets         Return %
                        --------------------------------- -----------------------------------------------------------
                          Min      Max                                              Min     Max      Min      Max
Morgan Stanley:
Emerging Markets
2001                       6.59    7.80          637,204       4,912,933     ----   0.75    1.40   (15.24)   (7.37)

Global Equity
2001                      12.18   13.90          958,087      13,061,890     1.20   0.75    1.40    (8.33)   (5.32)

Intl. Magnum
2001                       9.45    9.76          483,954       4,675,050      .44   0.75    1.40   (20.46)  (14.03)

U.S. Real Estate
2001                      12.56   13.88          802,283      10,951,250     4.62   0.75    1.40     8.31     9.27

Ameritas:
Emerging Growth
2001                      18.41   19.01        2,504,717      46,710,779     ----   0.75    1.40   (36.56)  (29.21)

Growth
2001                      47.88   64.13        1,741,991     102,000,411      .04   0.75    1.40   (17.95)  (12.79)

Growth with Income
2001                      17.09   17.63        1,276,554      22,077,802      .56   0.75    1.40   (16.97)  (15.15)

Income and Growth
2001                      14.00   45.01        2,242,207      59,683,518      .44   0.75    1.40   (16.56)  (15.10)

Index 500
2001                     128.56  139.92          885,297     118,518,630     1.33   0.75    1.40   (15.24)  (13.25)

MidCap
2001                      31.79   41.42        1,853,185      74,180,603     ----   0.75    1.40   (10.65)   (7.99)

Money Market
2001                       1.03    1.75      126,226,601     163,172,170     3.82   0.75    1.40     2.49     3.16

Research
2001                      16.70   17.05        1,052,785      17,829,559     ----   0.75    1.40   (24.27)  (21.62)

Small Cap
2001                      29.19   39.33        1,053,110      39,545,615     ----   0.75    1.40   (28.28)  (25.22)

Micro Cap
2001                      19.60   19.73          541,693      10,649,441     ----   0.75    1.40    10.31    28.09


                                     F-1 41

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units           ($)         Ratio     Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Ameritas, continued:

Select
2001                        17.60   17.72     1,035,755      18,287,445     ----    0.75    1.40     3.05    14.94

Calvert:
Balanced
2001                         1.85    1.93     2,333,810       4,450,003     8.13    0.75    1.40    (8.23)   (7.63)

Intl. Equity
2001                        14.49   15.72        61,300         940,884      .17    0.75    1.40   (25.81)  (19.39)

Mid Cap
2001                        27.08   28.98       135,435       3,863,934     ----    0.75    1.40   (16.92)  (12.75)

Small Cap
2001                        14.96   15.40       256,580       3,928,573     ----    0.75    1.40     4.77    10.09

American Century:
Income & Growth
2001                         6.39    6.47     1,385,883       8,929,636      .04    0.75    1.40   (12.24)   (5.95)

Invesco:
Dynamics
2001                        12.44   12.84       517,622       6,555,574     ----    0.75    1.40   (32.30)  (20.95)

Salomon:
Capital
2001                        15.18   15.28     1,143,129      17,412,356      .98    0.75    1.40    (5.51)   (2.12)

Summit:
S&P MidCap
2001                         9.28   11.68       191,596       2,083,591      .23    0.75    1.40    (2.89)   (0.63)

Russell Small Cap
2001                         9.59   10.05       295,890       2,902,053      .75    0.75    1.40    (3.63)    1.49

Nasdaq-100 Index
2001                         4.40    4.43     1,104,588       4,874,086     ----    0.75    1.40   (41.57)  (19.00)

Third Avenue:
Value
2001                        17.05   17.17     1,202,238      20,575,214      .13    0.75    1.40     3.93    10.23

                                     F-1 42

7.  CHANGES IN UNITS OUTSTANDING
-------------------------------
The changes in units outstanding were as follows:

                                                   2001                      2000
                                            -------------------       --------------------
     Fidelity:
     Equity-Income IC
     Units issued                                    8,481,344                 2,428,884
     Units redeemed                                 (8,862,469)               (3,256,056)
                                            -------------------       --------------------
     Net increase(decrease)                           (381,125)                 (827,172)
                                            ===================       ====================

     Equity-Income SC
     Units issued                                      519,132                   423,161
     Units redeemed                                   (405,089)                 (390,223)
                                            -------------------       --------------------
     Net increase(decrease)                            114,043                    32,938
                                            ===================       ====================

     Equity-Income SC2
     Units issued                                      162,076                      ----
     Units redeemed                                    (18,760)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                            143,316                      ----
                                            ===================       ====================

     Growth IC
     Units issued                                    5,547,694                 5,794,070
     Units redeemed                                 (5,856,295)               (6,130,394)
                                            -------------------       --------------------
     Net increase(decrease)                           (308,601)                 (336,324)
                                            ===================       ====================

     Growth SC
     Units issued                                      409,076                   591,786
     Units redeemed                                   (435,439)                 (362,590)
                                            -------------------       --------------------
     Net increase(decrease)                            (26,363)                  229,196
                                            ===================       ====================

     Growth SC2
     Units issued                                      101,527                      ----
     Units redeemed                                    (20,054)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                             81,473                      ----
                                            ===================       ====================

     High Income IC
     Units issued                                    7,909,644                 4,677,300
     Units redeemed                                 (7,608,281)               (4,775,403)
                                            -------------------       --------------------
     Net increase(decrease)                            301,363                   (98,103)
                                            ===================       ====================

     High Income SC
     Units issued                                      659,433                   514,715
     Units redeemed                                   (680,319)                 (558,625)
                                            -------------------       --------------------
     Net increase(decrease)                            (20,886)                  (43,910)
                                            ===================       ====================

     High Income SC2
     Units issued                                      212,212                      ----
     Units redeemed                                    (36,538)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                            175,674                      ----
                                            ===================       ====================

                                     F-1 43


                                                   2001                      2000
                                            -------------------       --------------------
     Fidelity, continued:
     Overseas IC
     Units issued                                   30,787,257                43,209,195
     Units redeemed                                (31,136,713)              (43,356,639)
                                            -------------------       --------------------
     Net increase(decrease)                           (349,456)                 (147,444)
                                            ===================       ====================

     Overseas SC
     Units issued                                      304,684                   584,550
     Units redeemed                                   (380,720)                 (392,893)
                                            -------------------       --------------------
     Net increase(decrease)                            (76,036)                  191,657
                                            ===================       ====================

     Overseas SC2
     Units issued                                       41,449                      ----
     Units redeemed                                     (8,393)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                             33,056                      ----
                                            ===================       ====================

     Asset Mgr. IC
     Units issued                                      373,971                   491,531
     Units redeemed                                 (1,281,967)               (1,374,298)
                                            -------------------       --------------------
     Net increase(decrease)                           (907,996)                 (882,767)
                                            ===================       ====================

     Asset Mgr. SC
     Units issued                                      238,022                   462,187
     Units redeemed                                   (243,696)                 (212,662)
                                            -------------------       --------------------
     Net increase(decrease)                             (5,674)                  249,525
                                            ===================       ====================

     Asset Mgr. SC2
     Units issued                                       25,951                      ----
     Units redeemed                                     (8,916)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                             17,035                      ----
                                            ===================       ====================

     Inv. Bond IC
     Units issued                                    3,868,282                 3,311,488
     Units redeemed                                 (3,414,476)               (3,655,515)
                                            -------------------       --------------------
     Net increase(decrease)                            453,806                  (344,027)
                                            ===================       ====================

     Inv. Bond SC2
     Units issued                                      372,883                      ----
     Units redeemed                                    (70,738)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                            302,145                      ----
                                            ===================       ====================

     Contrafund IC
     Units issued                                    3,182,800                 2,936,427
     Units redeemed                                 (3,762,186)               (3,029,599)
                                            -------------------       --------------------
     Net increase(decrease)                           (579,386)                  (93,172)
                                            ===================       ====================


                                     F-1 44

7.  CHANGES IN UNITS OUTSTANDING, continued

                                                        2001                      2000
                                            -------------------       --------------------
     Fidelity, continued:

     Contrafund SC
     Units issued                                      342,989                   601,065
     Units redeemed                                   (432,644)                 (325,196)
                                            -------------------       --------------------
     Net increase(decrease)                            (89,655)                  275,869
                                            ===================       ====================

     Contrafund SC2
     Units issued                                       70,825                      ----
     Units redeemed                                     (6,741)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                             64,084                      ----
                                            ===================       ====================

     Asset Mgr. Gr. IC
     Units issued                                      317,825                   353,072
     Units redeemed                                   (484,190)                 (441,962)
                                            -------------------       --------------------
     Net increase(decrease)                           (166,365)                  (88,890)
                                            ===================       ====================

     Asset Mgr. Gr. SC
     Units issued                                       68,107                   140,727
     Units redeemed                                    (98,999)                  (66,564)
                                            -------------------       --------------------
     Net increase(decrease)                            (30,892)                   74,163
                                            ===================       ====================

     Asset Mgr. Gr. SC2
     Units issued                                      130,717                      ----
     Units redeemed                                     (3,686)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                            127,031                      ----
                                            ===================       ====================

     Alger:
     Balanced
     Units issued                                    1,575,120                 1,875,125
     Units redeemed                                 (1,532,906)               (1,218,661)
                                            -------------------       --------------------
     Net increase(decrease)                             42,214                   656,464
                                            ===================       ====================

     Leveraged
     Units issued                                    2,136,800                 2,994,337
     Units redeemed                                 (2,454,273)               (2,644,477)
                                            -------------------       --------------------
     Net increase(decrease)                           (317,473)                  349,860
                                            ===================       ====================

     MFS:
     Global Govern.
     Units issued                                      549,166                   572,567
     Units redeemed                                   (570,955)                 (566,886)
                                            -------------------       --------------------
     Net increase(decrease)                            (21,789)                    5,681
                                            ===================       ====================

                                     F-1 45


                                                          2001                      2000
                                            -------------------       --------------------

     MFS, continued:
     Utilities
     Units issued                                    1,121,067                 1,537,711
     Units redeemed                                 (1,480,493)               (1,020,984)
                                            -------------------       --------------------
     Net increase(decrease)                           (359,426)                  516,727
                                            ===================       ====================

     New Discovery
     Units issued                                    2,249,962                 2,259,519
     Units redeemed                                 (2,252,175)               (1,015,625)
                                            -------------------       --------------------
     Net increase(decrease)                             (2,213)                1,243,894
                                            ===================       ====================

     Morgan Stanley:
     Asian Equity
     Units issued                                        3,462                 7,891,581
     Units redeemed                                   (650,524)               (8,097,999)
                                            -------------------       --------------------
     Net increase(decrease)                           (647,062)                  206,418
                                            ===================       ====================

     Emerging Markets
     Units issued                                    1,462,168                 1,240,797
     Units redeemed                                 (1,653,840)               (1,112,981)
                                            -------------------       --------------------
     Net increase(decrease)                           (191,672)                  127,816
                                            ===================       ====================

     Global Equity
     Units issued                                      918,533                   502,765
     Units redeemed                                   (691,404)                 (585,154)
                                            -------------------       --------------------
     Net increase(decrease)                            227,129                   (82,389)
                                            ===================       ====================

     Intl. Magnum
     Units issued                                    3,581,099                 2,552,044
     Units redeemed                                 (3,686,122)               (2,538,413)
                                            -------------------       --------------------
     Net increase(decrease)                           (105,023)                   13,631
                                            ===================       ====================

     U.S. Real Estate
     Units issued                                    1,164,406                   965,916
     Units redeemed                                   (905,491)                 (712,354)
                                            -------------------       --------------------
     Net increase(decrease)                            258,915                   253,562
                                            ===================       ====================

     Ameritas:
     Emerging Growth
     Units issued                                    2,802,672                 2,877,677
     Units redeemed                                 (3,422,221)               (2,572,264)
                                            -------------------       --------------------
     Net increase(decrease)                           (619,549)                  305,413
                                            ===================       ====================

     Growth
     Units issued                                    2,317,931                 2,943,217
     Units redeemed                                 (2,589,113)               (2,925,589)
                                            -------------------       --------------------
     Net increase(decrease)                           (271,182)                   17,628
                                            ===================       ====================


                                     F-1 46


                                                         2001                      2000
                                            -------------------       --------------------
     Ameritas, continued:
     Growth with Income
     Units issued                                      777,325                   968,135
     Units redeemed                                   (864,163)               (1,069,361)
                                            -------------------       --------------------
     Net increase(decrease)                            (86,838)                 (101,226)
                                            ===================       ====================

     Income and Growth
     Units issued                                    1,470,263                 2,249,372
     Units redeemed                                 (1,721,805)               (1,530,519)
                                            -------------------       --------------------
     Net increase(decrease)                           (251,542)                  718,853
                                            ===================       ====================

     Index 500
     Units issued                                      926,077                 1,143,613
     Units redeemed                                 (1,023,704)               (1,174,458)
                                            -------------------       --------------------
     Net increase(decrease)                            (97,627)                  (30,845)
                                            ===================       ====================

     MidCap
     Units issued                                    5,570,643                 6,324,640
     Units redeemed                                 (6,005,854)               (5,531,193)
                                            -------------------       --------------------
     Net increase(decrease)                           (435,211)                  793,447
                                            ===================       ====================

     Money Market
     Units issued                                2,166,711,290             2,381,455,831
     Units redeemed                             (2,168,820,340)           (2,379,978,127)
                                            -------------------       --------------------
     Net increase(decrease)                         (2,109,050)                1,477,704
                                            ===================       ====================

     Research
     Units issued                                      924,357                 1,006,583
     Units redeemed                                 (1,022,773)                 (784,987)
                                            -------------------       --------------------
     Net increase(decrease)                            (98,416)                  221,596
                                            ===================       ====================

     Small Cap
     Units issued                                    6,382,791                 5,453,646
     Units redeemed                                 (6,500,453)               (5,554,781)
                                            -------------------       --------------------
     Net increase(decrease)                           (117,662)                 (101,135)
                                            ===================       ====================

     Micro Cap
     Units issued                                    1,225,635                      ----
     Units redeemed                                   (683,942)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                            541,693                      ----
                                            ===================       ====================

     Select
     Units issued                                    1,989,100                      ----
     Units redeemed                                   (953,345)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                          1,035,755                      ----
                                            ===================       ====================


                                     F-1 47


                                                         2001                      2000
                                            -------------------       --------------------

     Calvert:
     Balanced
     Units issued                                    2,506,155                   385,529
     Units redeemed                                   (519,277)                  (38,596)
                                            -------------------       --------------------
     Net increase(decrease)                          1,986,878                   346,933
                                            ===================       ====================

     Intl. Equity
     Units issued                                      476,566                   126,167
     Units redeemed                                   (430,556)                 (110,877)
                                            -------------------       --------------------
     Net increase(decrease)                             46,010                    15,290
                                            ===================       ====================

     Mid Cap
     Units issued                                      195,080                   118,242
     Units redeemed                                   (151,542)                  (26,345)
                                            -------------------       --------------------
     Net increase(decrease)                             43,538                    91,897
                                            ===================       ====================

     Small Cap
     Units issued                                      660,229                    90,045
     Units redeemed                                   (450,648)                  (43,045)
                                            -------------------       --------------------
     Net increase(decrease)                            209,581                    47,000
                                            ===================       ====================

     American Century:
     Income & Growth
     Units issued                                    2,040,110                      ----
     Units redeemed                                   (654,227)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                          1,385,883                      ----
                                            ===================       ====================

     Invesco:
     Dynamics
     Units issued                                    2,553,181                      ----
     Units redeemed                                 (2,035,559)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                            517,622                      ----
                                            ===================       ====================

     Salomon:
     Capital
     Units issued                                    1,646,102                      ----
     Units redeemed                                   (502,973)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                          1,143,129                      ----
                                            ===================       ====================

     Summit:
     S&P MidCap
     Units issued                                      407,066                      ----
     Units redeemed                                   (215,470)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                            191,596                      ----
                                            ===================       ====================

                                     F-1 48


                                                   2001                      2000
                                            -------------------       --------------------
     Summit, continued:
     Russell Small Cap
     Units issued                                      452,627                      ----
     Units redeemed                                   (156,737)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                            295,890                      ----
                                            ===================       ====================

     Nasdaq-100 Index
     Units issued                                    1,954,012                      ----
     Units redeemed                                   (849,424)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                          1,104,588                      ----
                                            ===================       ====================

     Third Avenue:
     Value
     Units issued                                    2,182,188                      ----
     Units redeemed                                   (979,950)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                          1,202,238                      ----
                                            ===================       ====================


8.       ACCOUNTING PRONOUNCEMENT

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This guide has no impact on the underlying value of the net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-1 49

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2001 and 2000, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-II 1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31

                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                                    ASSETS

Investments:
    Fixed maturity securities, available for sale (amortized cost
       $197,116 - 2001 and $141,027  - 2000)                                    $        199,551    $       139,933
    Equity securities (amortized cost
       $2,031 - 2001 and $2,031 - 2000)                                                    1,960              1,745
    Mortgage loans on real estate                                                          2,907              2,091
    Loans on insurance policies                                                           29,391             23,186
                                                                               -----------------  ------------------
                                   Total Investments                                     233,809            166,955
                                                                               -----------------  ------------------

Cash and cash equivalents                                                                 46,927             18,347
Accrued investment income                                                                  3,487              2,873
Reinsurance receivable-affiliate                                                             519              9,870
Reinsurance recoverable                                                                    1,369              2,414
Prepaid reinsurance premiums                                                               4,100              4,542
Deferred policy acquisition costs                                                        164,234            160,827
Federal income tax receivable                                                              3,228              4,161
Other                                                                                      3,080              2,705
Separate accounts                                                                      1,936,397          2,262,680
                                                                               -----------------  ------------------
                                   Total Assets                                  $     2,397,150    $     2,635,374
                                                                               =================  ==================



















The accompanying notes are an integral part of these financial statements.

                                     F-II 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31

                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                     LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES

Policy and contract reserves                                                    $          4,924    $         3,323
Policy and contract claims                                                                   251              2,831
Accumulated contract values                                                              321,867            242,471
Unearned policy charges                                                                    2,762              2,390
Unearned reinsurance ceded allowance                                                       3,758              3,946
Deferred federal income tax payable                                                       10,643              6,846
Accounts payable - affiliates                                                              1,811              4,199
Other                                                                                      4,162              2,550
Separate accounts                                                                      1,936,397          2,262,680
                                                                               -----------------  ------------------
                                        Total Liabilities                        $     2,286,575    $     2,531,236
                                                                               -----------------  ------------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY

Common stock, par value $100 per share; authorized
    50,000 shares, issued and outstanding 40,000 shares                                    4,000              4,000
Additional paid-in capital                                                                58,370             58,370
Retained earnings                                                                         47,822             41,950
Accumulated other comprehensive income (loss)                                                383               (182)
                                                                               -----------------  ------------------
                                        Total Stockholder's Equity              $        110,575    $       104,138
                                                                               -----------------  ------------------
                                        Total                                   $      2,397,150    $     2,635,374
                                                                               =================  ==================














The accompanying notes are an integral part of these financial statements.



                                     F-II 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                          Years Ended December 31
                                                           ---------------------------------------------------------
                                                                 2001                2000               1999
                                                           -----------------   ----------------- -------------------
INCOME:
Insurance revenues:
  Contract charges                                          $         62,172    $         61,627  $          51,834
  Premium-reinsurance ceded                                          (11,489)             (9,135)            (8,253)
  Reinsurance ceded allowance                                          4,519               4,223              3,594

Investment revenues:
    Investment income, net                                            13,550              11,864             13,970
    Realized gains(losses), net                                          230                (973)            (1,786)

  Other                                                                3,246               1,790              2,521
                                                           -----------------   ----------------- -------------------

                                                                      72,228              69,396             61,880
                                                           -----------------   ----------------- -------------------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                                                     3,088               2,357              2,805
    Interest credited                                                 13,272              11,076             12,548
    Change in policy and contract reserves                             1,601                 784                633
    Other                                                                153                 226                  -
  Sales and operating expenses                                        26,808              22,711             22,277
  Amortization of deferred policy acquisition costs                   21,734              25,306             12,760
                                                           -----------------   ----------------- -------------------

                                                                      66,656              62,460             51,023
                                                           -----------------   ----------------- -------------------

Income before federal income taxes                                     5,572               6,936             10,857

Income taxes - current                                                (3,793)               (693)             4,898
Income taxes - deferred                                                3,493                (289)              (639)
                                                           -----------------   ----------------- -------------------

     Total income taxes                                                 (300)               (982)             4,259
                                                           -----------------   ----------------- -------------------

Net income                                                  $          5,872    $          7,918  $           6,598
                                                           =================   ================= ===================







The accompanying notes are an integral part of these financial statements.

                                     F-II 4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                            Years Ended December 31
                                                             -------------------------------------------------------
                                                                   2001              2000               1999
                                                            ------------------ ----------------  ------------------

Net income                                                    $        5,872     $        7,918    $        6,598
Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities:
        Unrealized holding gains (losses) arising during
          period (net of deferred tax expense (benefit)
          of $385, $70 and ($1,610) for 2001,
          2000 and 1999 respectively)                                    714                130            (2,990)
        Reclassification adjustment for (gains) losses
          included in net income (net of deferred tax
          benefit (expense) of $(80), $340 and $625
          for 2001, 2000 and 1999 respectively)                         (149)               633             1,161
                                                             ------------------ ----------------  ------------------
      Other comprehensive income (loss)                                  565                763            (1,829)
                                                             ------------------ ----------------  ------------------

Comprehensive income                                          $        6,437     $        8,681    $        4,769
                                                             ================== ================  ==================

























The accompanying notes are an integral part of these financial statements.



                                     F-II 5

                                                           AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                              STATEMENTS OF STOCKHOLDER'S EQUITY
                                                     FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                                 (in thousands, except shares)



                                                                                                         Accumulated
                                                            Common Stock      Additional                  Other
                                                  ------------------------    Paid - in     Retained   Comprehensive
                                                   Shares         Amount       Capital      Earnings    Income(loss)     Total
                                                  -----------  ----------    ----------    ----------  -------------   ----------

BALANCE, January 1, 1999                             40,000    $   4,000   $     40,370   $   27,434    $    884     $   72,688

  Net unrealized investment loss, net                     -            -              -            -      (1,829)        (1,829)

  Capital contribution                                    -            -          2,500            -           -          2,500

  Net income                                              -            -              -        6,598           -          6,598
                                                 ----------    ----------    ----------    ----------  ------------    ---------

BALANCE, December 31, 1999                           40,000        4,000         42,870       34,032        (945)        79,957

  Net unrealized investment gain, net                     -            -              -            -         763            763

  Capital contribution                                    -            -         15,500            -           -         15,500

  Net income                                              -            -              -        7,918           -          7,918
                                                 -----------   ----------    -----------   ----------  ------------    ---------

BALANCE, December 31, 2000                           40,000        4,000         58,370       41,950        (182)       104,138

  Net unrealized investment gain, net                     -            -              -            -         565            565

  Net income                                              -            -              -        5,872           -          5,872
                                                 -----------   ----------    -----------   ----------  ------------    ---------

BALANCE, December 31, 2001                           40,000    $   4,000     $   58,370   $   47,822    $    383     $  110,575
                                                 ===========   ==========   ============ ============  ============ ==============


The accompanying notes are an integral part of these financial statements.



                                     F-II 6

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31

                                                                  --------------------------------------------------
                                                                         2001            2000              1999
                                                                  --------------- ----------------  ----------------
OPERATING ACTIVITIES:
Net Income                                                         $       5,872   $        7,918    $       6,598
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Amortization of deferred policy acquisition costs                    21,734           25,306           12,760
     Policy acquisition costs deferred                                   (28,014)         (36,440)         (39,491)
     Interest credited to contract values                                 13,272           11,076           12,548
     Amortization of discounts or premiums                                  (130)             (52)              67
     Net gains on other invested assets                                        -                -           (2,830)
     Net realized (gains) losses on investment transactions                 (230)             973            1,786
     Deferred income taxes                                                 3,493             (289)            (639)
     Change in assets and liabilities:
       Accrued investment income                                            (614)            (431)             (17)
       Reinsurance receivable-affiliate                                    9,351           26,051                -
       Reinsurance recoverable                                             1,045           (2,071)             302
       Prepaid reinsurance premium                                           442             (854)            (587)
       Federal income tax receivable                                         933           (7,083)             (19)
       Other assets                                                         (375)             135           (1,145)
       Policy and contract reserves                                        1,601              784              633
       Policy and contract claims                                         (2,580)           1,886              130
       Unearned policy charges                                               372              360              216
       Unearned reinsurance ceded allowance                                 (188)               4              346
       Other liabilities                                                    (776)          (7,175)           5,838
                                                                  --------------- ----------------  ----------------
  Net cash from operating activities                                      25,208           20,098           (3,504)
                                                                  --------------- ----------------  ----------------

INVESTING ACTIVITIES:

Purchase of fixed maturity securities available for sale                 (81,138)         (29,350)         (48,474)
Purchase of mortgage loans on real estate                                 (1,000)            (855)          (1,400)
Purchase of equity securities                                             (4,000)               -                -
Purchase of other invested assets                                              -                -           (1,252)
Proceeds from maturities or repayment of fixed
 maturity securities available for sale                                   13,867           14,127           11,242
Proceeds from sales of fixed maturity securities
  available for sale                                                      10,814            2,842            7,762
Proceeds from repayments of mortgage loans on
  real estate                                                                181              154                -
Proceeds from the sale of equity securities                                4,729                -                -
Proceeds from the sale of other invested assets                                -                -            1,162
Net change in loans on insurance policies                                 (6,205)          (6,687)          (5,550)
                                                                  --------------- ----------------  ----------------
  Net cash from investing activities                                     (62,752)         (19,769)         (36,510)
                                                                  --------------- ----------------  ----------------

The accompanying notes are an integral part of these financial statements.

                                     F-II 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                       2001              2000             1999
                                                                  ---------------- ----------------- ---------------

FINANCING ACTIVITIES:
Capital contribution                                               $            -   $      15,500     $      2,500
Net change in accumulated contract values                                  66,124          (9,452)          37,473
                                                                  ---------------- ----------------- ---------------
  Net cash from financing activities                                       66,124           6,048           39,973
                                                                  ---------------- ----------------- ---------------

INCREASE(DECREASE) IN CASH AND
  CASH EQUIVALENTS                                                         28,580           6,377              (41)

CASH AND CASH EQUIVALENTS AT
  BEGINNING OF PERIOD                                                      18,347          11,970           12,011
                                                                  ---------------- ----------------- ---------------

CASH AND CASH EQUIVALENTS AT END OF PERIOD                         $       46,927   $      18,347     $     11,970
                                                                  ================ ================= ===============
Supplemental cash flow information:

Cash (refunded) paid for income taxes                              $       (4,726)  $       6,390     $      4,917























The accompanying notes are an integral part of these financial statements.

                                     F-II 8

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp.
(ALIC) with the minority interest held by AmerUs Life Insurance Company (AmerUs). ALIC is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). The Company currently issues variable life insurance, variable annuity, and fixed premium annuity policies, none of which are participating with respect to dividends.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

The principal accounting and reporting practices followed are:

INVESTMENTS

The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2001, 2000 and 1999, and the associated interest income were not material.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.


                                     F-II 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)
--------------------------------------------------------------------------------

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to contractholders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.



                                    F-II 10

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)
--------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS, (continued)

A roll-forward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows:

                                                                                       December 31
                                                                       ---------------------------------------------
                                                                              2001           2000            1999
---------------------------------------------------------------------- -------------- -------------- ---------------
     Beginning balance                                                  $    160,827   $    152,297   $    121,236
     Acquisition costs deferred                                               28,014         36,440         39,491
     Amortization of deferred policy acquisition costs                       (21,734)       (25,306)       (12,760)
     Adjustment for unrealized investment (gain) loss                         (2,873)        (2,604)         6,145
     Balance released under co-insurance agreement (note 4)                        -              -         (1,815)
---------------------------------------------------------------------- -------------- -------------- ---------------
Ending balance                                                          $    164,234   $    160,827   $    152,297
---------------------------------------------------------------------- -------------- -------------- ---------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

RECLASSIFICATIONS

Certain items on the prior year financial statements have been reclassified to conform to current year presentation.



                                    F-II 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                               Years Ended December 31
                                                                   -------------------------------------------------
                                                                            2001             2000            1999
------------------------------------------------------------------ ----------------- --------------- ---------------
Fixed maturity securities available for sale                        $      10,846     $       9,539   $      9,644
Equity securities                                                             159               159            159
Mortgage loans on real estate                                                 158               160             34
Loans on insurance policies                                                 1,645             1,203            845
Cash equivalents                                                            1,033             1,029            681
Other invested assets                                                           -                 -          2,830
------------------------------------------------------------------ ----------------- --------------- ---------------
   Gross investment income                                                 13,841            12,090         14,193
Investment expenses                                                           291               226            223
------------------------------------------------------------------ ----------------- --------------- ---------------
   Net investment income                                            $      13,550     $      11,864   $     13,970
------------------------------------------------------------------ ----------------- --------------- ---------------

Net pretax realized investment gains (losses) were as follows:

                                                                                   Years Ended December 31
                                                                          ------------------------------------------
                                                                                2001           2000          1999
------------------------------------------------------------------------- -------------- ------------- -------------
Net losses on disposals of fixed maturity securities
   available for sale (note 4)                                             $     (499)    $     (973)   $   (1,786)
Net gains on disposal of equity securities (note 9)                               729               -             -
------------------------------------------------------------------------- -------------- ------------- -------------
Net pretax realized investment gains(losses)                               $      230     $     (973)   $   (1,786)
------------------------------------------------------------------------- -------------- ------------- -------------

The Company recorded other than temporary impairments on bonds of $1,002 and $800 for 2001 and 2000, respectively. There were no other than temporary impairments on bonds recorded by the Company in 1999.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                                Year Ended December 31, 2001
                                                                          ------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------- -------------- ------------- -------------
Fixed maturity securities available for sale                               $     10,814   $      452    $       72
Equity securities                                                                 4,729          729             -
------------------------------------------------------------------------- -------------- ------------- -------------
         Total                                                             $     15,543   $    1,181    $       72
------------------------------------------------------------------------- -------------- ------------- -------------


                                                                                Year Ended December 31, 2000
                                                                         -------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------ --------------- ------------- -------------
Fixed maturity securities available for sale                              $       2,842   $        -    $       45
------------------------------------------------------------------------ --------------- ------------- -------------


                                                                                Year Ended December 31, 1999
                                                                         -------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------ --------------- ------------- -------------
Fixed maturity securities available for sale                              $       7,762   $        6    $       80
------------------------------------------------------------------------ --------------- ------------- -------------




                                    F-II 12

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

2.  INVESTMENTS, (continued)

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                               December 31, 2001
                                                             ------------------------------------------------------
                                                               Amortized       Gross Unrealized          Fair
                                                                            ------------------------
                                                                 Cost          Gains       Losses        Value
------------------------------------------------------------ -------------- ------------ ----------- --------------
   U. S. Corporate                                            $    155,920   $    4,031   $   2,492   $   157,459
   Mortgage-backed                                                  34,525          670          75        35,120
   U.S. Treasury securities and obligations of
      U.S. government agencies                                       6,671          303           2         6,972
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total fixed maturity securities available for sale           197,116        5,004       2,569       199,551
------------------------------------------------------------ -------------- ------------ ----------- --------------
   Equity securities                                                 2,031            -          71         1,960
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total securities available for sale                     $    199,147   $    5,004   $   2,640   $   201,511
------------------------------------------------------------ -------------- ------------ ----------- --------------

                                                                               December 31, 2000
                                                             ------------------------------------------------------
                                                               Amortized       Gross Unrealized          Fair
                                                                            ------------------------
                                                                 Cost          Gains       Losses        Value
------------------------------------------------------------ -------------- ------------ ----------- --------------
   U. S. Corporate                                            $    102,895   $    1,412   $   2,621   $   101,686
   Mortgage-backed                                                  32,095          179         267        32,007
   U.S. Treasury securities and obligations of
      U.S. government agencies                                       6,037          203           -         6,240
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total fixed maturity securities available for sale           141,027        1,794       2,888       139,933
------------------------------------------------------------ -------------- ------------ ----------- --------------
   Equity securities                                                 2,031            -         286         1,745
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total securities available for sale                     $    143,058   $    1,794   $   3,174   $   141,678
------------------------------------------------------------ -------------- ------------ ----------- --------------

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2001 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized            Fair
                                                                                      Cost               Value
-------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                       $              -   $              -
Due after one year through five years                                                   80,790             82,927
Due after five years through ten years                                                  67,646             67,865
Due after ten years                                                                     14,155             13,639
Mortgage-backed securities                                                              34,525             35,120
-------------------------------------------------------------------------------------------------------------------
     Total                                                                    $        197,116   $        199,551
-------------------------------------------------------------------------------------------------------------------



At December 31, 2001, the Company had fixed maturity securities available for sale with a carrying value of $3,395 on deposit with various state insurance departments.


                                    F-II 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                                              December 31
                                                                                    --------------------------------
                                                                                         2001            2000
----------------------------------------------------------------------------------- --------------- ----------------
Deferred policy acquisition costs                                                    $      47,824   $      47,686
Prepaid expenses                                                                             1,435           1,012
Net unrealized investment gains                                                                600               -
Other                                                                                          182               -
----------------------------------------------------------------------------------- --------------- ----------------
Gross deferred tax liability                                                                50,041          48,698
----------------------------------------------------------------------------------- --------------- ----------------
Future policy and contract benefits                                                         36,521          39,108
Net unrealized investment losses                                                                 -             685
Capital loss carryforward                                                                      434             434
Deferred future revenues                                                                     2,282           2,218
Other                                                                                          161             121
----------------------------------------------------------------------------------- --------------- ----------------
Gross deferred tax asset                                                                    39,398          42,566
Less valuation allowance                                                                         -             714
----------------------------------------------------------------------------------- --------------- ----------------
Total deferred tax asset after valuation allowance                                          39,398          41,852
----------------------------------------------------------------------------------- --------------- ----------------
   Net deferred tax liability                                                               10,643   $       6,846
----------------------------------------------------------------------------------- --------------- ----------------

The Company has approximately $1,241 of capital loss carryforwards as of December 31, 2001 that may be applied against future capital gains. The capital loss carryforwards of approximately $1,103 and $138 will expire in 2004 and 2005, respectively. In 2000 and 1999, the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                                             Years Ended December 31
                                                                 ---------------------------------------------------
                                                                        2001             2000            1999
--------------------------------------------------------------------------------------------------------------------
Federal statutory tax rate                                               35.0     %        35.0 %         35.0    %
Dividends received deduction                                            (26.6)            (21.3)           -
Income tax liability released due to settlement on exam                  -                (29.6)           -
Release of valuation allowance                                          (12.8)              -              -
Other                                                                    (1.0)              1.7            4.2
--------------------------------------------------------------------------------------------------------------------
   Effective tax rate                                                    (5.4)    %       (14.2)  %       39.2    %
--------------------------------------------------------------------------------------------------------------------

The Company's federal income tax returns through March 31, 1996 were examined and settled with the IRS in 2000. Based on the settlement, the Company released the income tax liability provided in prior years of $2,050.


                                    F-II 14

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2001, 2000 and 1999 was $16,192, $12,573 and $12,265, respectively.

The Company has entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company recorded $5,355, $4,912 and $4,419 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2001, 2000 and 1999, respectively. The Company has recorded reinsurance recoveries from affiliates of $4,462, $3,603 and $7,268 for the years ended December 31, 2001, 2000 and 1999, respectively, reflected in the statement of operations as a reduction of death benefits. Reinsurance recoverable of $1,243 and $2,414 and prepaid reinsurance premiums of $2,766 and $2,671 as of December 31, 2001 and 2000, respectively, relate to these agreements and are included in the balance sheet amounts of the same titles.

Effective June 30, 1999 the Company agreed to 100% co-insure its equity indexed annuity business to AmerUs in a non-cash transaction. Under the terms of the agreement investments with a fair value of $57,648 and an amortized cost of $59,390 were transferred to AmerUs. In return AmerUs co-insured the full liability for this business resulting in a $59,561 reinsurance receivable from affiliate being recorded. The Company also released the $1,815 of deferred policy acquisition costs, which it was carrying on this block. AmerUs, through assumption reinsurance, has assumed approximately 99% and 83% of this business as of December 31, 2001 and 2000, respectively, reducing the reinsurance receivable - affiliate to $519 and $9,870 as of December 31, 2001 and 2000, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company was contingently liable for $14,210 and $11,610 of additional reserves as of December 31, 2001 and 2000, respectively.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. (AIC), a wholly-owned subsidiary of AMAL Corporation. Policies placed by this affiliate generated commission expense of $26,745, $34,544 and $35,736 for the years ended December 31, 2001, 2000 and 1999, respectively.

During 1999, the Company formed a variable insurance trust (VIT). The Company, ALIC, and an affiliate, First Ameritas Life Insurance Corp. of New York (FALIC), offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $827,893 and $1,021,332 in the VIT as of December 31, 2001 and 2000, respectively. ALIC had separate account investments of $465 and $600 in the VIT as of December 31, 2001 and 2000, respectively. FALIC had separate account investments of $339 as of December 31, 2001, the first year the VIT was available to its policyowners. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.



                                    F-II 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

During 2000, the Company began offering Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $ 15,574 and $6,009 as of December 31, 2001 and 2000, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC, an affiliate. Beginning in 2001, the Company received fees of $1,420 for these services. The fees are reflected in other income on the statement of operations.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

5.  BENEFIT PLANS

In past years, the Company was included in a multiple employer non-contributory defined-benefit pension plan (pension plan) and a defined contribution plan that covered substantially all full-time employees of ALIC and its subsidiaries and AMAL Corporation and its subsidiaries. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.

The first option was to continue participation in the pension plan and defined contribution plan. Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $6, $221 and $159, respectively.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive Company contributions to their defined contribution plan accounts on a quarterly basis.

During 2000, the pension plan and defined contribution plan each merged with the respective pension plan and defined contribution plan of an affiliated company, and both are now sponsored by AHC. While the pension plans were merged, AMAL Corporation and its subsidiaries will continue to have a different benefit formula.

Company matching contributions under the defined contribution plan range from 0.5% to 3% in 2001 and 2000, and from 1% to 3% in 1999 of the participant's compensation. In addition, for those employees who elected to terminate their participation in the pension plan, and for new full time employees subsequent to the closing of the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $235, $108 and $47, respectively.

The Company is also included in the post-retirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For associates eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided up to the date when the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the

                                    F-II 16

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


5. BENEFIT PLANS, (continued)

immediately preceding 5 years. Benefit costs include the expected cost of post retirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. Total Company contributions were $31, $35 and $12 for the years ended December 31, 2001, 2000 and 1999, respectively.

Expenses for the defined benefit plan and post retirement group medical plan are allocated to the Company based on the number of associates in AMAL Corporation and its subsidiaries.

6.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices, was ($5,802), $6,874 and ($4,513) for 2001, 2000 and 1999,
respectively. The Company's statutory surplus was $60,516, $63,665 and $41,637 at December 31, 2001, 2000 and 1999, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles has the effect of increasing statutory surplus at January 1, 2001 by $2,854, which relates primarily to accounting principles regarding income taxes.

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

                                    F-II 17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities available for sale -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         Equity securities -- Fair value is determined using an independent pricing source.

         Mortgage Loans on real estate -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 2001 and 2000.

         Loans on insurance policies -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and cash equivalents, accrued investment income, reinsurance receivable and recoverable -- The carrying amounts equal fair value.

         Accumulated contract values -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                                  December 31
                                                            --------------------------------------------------------
                                                                      2001                          2000
                                                            ------------------------- -- ---------------------------
                                                                Carrying      Fair          Carrying        Fair
                                                                Amount        Value          Amount         Value
----------------------------------------------------------- ------------ ------------ -- ------------ --------------
Financial assets:
   Fixed maturity securities, available for sale             $  199,551   $  199,551      $  139,933   $  139,933
   Equity securities                                              1,960        1,960           1,745        1,745
   Mortgage loans on real estate                                  2,907        2,981           2,091        2,138
   Loans on insurance policies                                   29,391       25,185          23,186       18,948
   Cash and cash equivalents                                     46,927       46,927          18,347       18,347
   Accrued investment income                                      3,487        3,487           2,873        2,873
   Reinsurance receivable - affiliate                               519          519           9,870        9,870
   Reinsurance recoverable                                        1,369        1,369           2,414        2,414
Financial liabilities:
   Accumulated contract values excluding amounts
      held under insurance contracts                         $  286,059   $  286,059      $  204,577   $  204,577





                                    F-II 18

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


8.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS

Mortgage loan commitments of $1,250 were outstanding for investments to be purchased in subsequent years as of December 31, 2001. There were no mortgage loan commitments outstanding as of December 31, 2000. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LITIGATION

From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

9.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products, which have Separate Accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Assets of the Separate Accounts are invested in mutual funds and are carried at fair value and are only used to support variable products issued by the Company. During 2001, the Company made initial investments totaling $4,000 into two new mutual fund options offered through Account VA-2. The Company withdrew its investments and related earnings by December 31, 2001 in the amount of $4,729. The realized gains are recorded in the statement of operations. Amounts in the Separate Accounts include policyowner investments in mutual fund options offered through affiliates (See note 4). Account V and VA-2's assets and liabilities are segregated from the other assets and liabilities of the Company.


Amounts in the Separate Accounts are as follows:

                                                                                          December 31
                                                                             ---------------------------------------
                                                                                    2001                2000
---------------------------------------------------------------------------- ------------------- -------------------
Separate Account V                                                            $        371,818    $        393,900
Separate Account VA-2                                                                1,564,579           1,868,780
---------------------------------------------------------------------------- ------------------- -------------------
                                                                              $      1,936,397    $      2,262,680
---------------------------------------------------------------------------- ------------------- -------------------

                                    F-II 19

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a)   Financial Statements:

     The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B. They include:

     Subaccounts of Ameritas Variable Life Insurance Company Separate
     Account VA-2:
     - Report of Deloitte & Touche LLP, independent auditors.
     - Statements of Net Assets as of December 31, 2001.
     - Statements of Operations for the periods ended December 31, 2001 and 2000.
     - Statements of Changes in Net Assets for the periods ended December 31, 2001 and 2000.
     - Notes to Financial Statements for the periods ended December 31, 2001 and 2000.

     Ameritas Variable Life Insurance Company:
     - Report of Deloitte & Touche LLP, independent auditors.
     - Balance Sheets as of December 31, 2001 and 2000.
     - Statements of Operations for the years ended December 31, 2001, 2000 and 1999.
     - Statements of Comprehensive Income for the years ended December 31, 2001, 2000 and 1999.
     - Statements of Stockholder's Equity for the years ended December 31,
       2001, 2000 and 1999.
     - Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.
     - Notes to Financial Statements for the years ended December 31, 2001, 2000 and 1999.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.


     b)  Exhibits
     Exhibit
     Number              Description of Exhibit
     (1)                 Resolution of Board of Directors of Ameritas Variable Life Insurance Company
                         Establishing Ameritas Variable Life Insurance Company Separate Account VA-2. 3
     (2)                 Not applicable.
     (3) (a)             Principal Underwriting Agreement. 3
     (3) (b)             Form of Selling Agreement. 2
     (4)                 Form of Variable Annuity Contract and Rider. 6
     (5)                 Form of Application for Variable Annuity Contract.  8
     (6) (a)             Articles of Incorporation of Ameritas Variable Life Insurance Company. 2
     (6) (b)             Bylaws of Ameritas Variable Life Insurance Company. 4
     (7)                 Not Applicable.
     (8) (a)             Participation Agreement (MFS). 1
     (8) (b)             Participation Agreement (Fidelity). 2
     (8) (c)             Participation Agreement (Alger American). 2
     (8) (d)             Participation Agreement (Morgan Stanley). 1
     (8) (e)             Form of Participation Agreement (Calvert Variable Series, Inc. Ameritas Portfolios). 5
     (8) (f)             Form of Participation Agreement (Calvert Variable Series, Inc.). 7
     (8) (g)             Form of Participation Agreement (American Century). 7
     (8) (h)             Form of Participation Agreement (INVESCO). 7
     (8) (i)             Form of Participation Agreement (Salomon Brothers). 7
     (8) (j)             Form of Participation Agreement (Summit). 7
     (8) (k)             Form of Participation Agreement (Third Avenue). 7
     (9)                 Legal Opinion and Consent.
     (10) (a)            Independent Auditors' Consent.
     (11)                Financial Statements are discussed at Item 24(a).
     (12)                Not applicable.
     (13)                Schedule of Computation of Performance Quotations. 9

1          Incorporated by reference to the initial registration statement for Ameritas Variable Life Insurance Company Separate
           Account VA-2 File No. 33-14774, filed on June 2, 1987.
2          Incorporated by reference to initial registration statement for Ameritas Variable Life Insurance Company, Separate
           Account V File No. 333-15585, filed on November 5, 1996.
3          Incorporated by reference to Pre-Effective amendment to registration statement for Ameritas Variable Life Insurance
           Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
4          Incorporated by reference to the registration statement for Ameritas Variable Life Insurance Company, Separate Account
           VA-2 File No. 33-14774, filed on March 26, 1992.
5          Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life
           Insurance Company Separate Account V File No. 333-15585, filed on August 30, 1999.
6          Incorporated by reference to the initial registration statement for Ameritas Variable Life Insurance Company Separate
           Account VA-2 (File No. 333-47162), filed on October 2, 2000.
7          Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life
           Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
8          Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life
           Insurance Company Separate Account VA-2, File No. 333-47162, filed December 22, 2000.
9          Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life
           Insurance Company Separate Account VA-2, File No. 333-47162, filed April 9, 2001.


Item 25.        Directors and Officers of the Depositor

     Name and Principal                              Position and Offices
     Business Address                                with Depositor

     Lawrence J. Arth*                               Director, Chairman of the Board and Chief Executive Officer
     William J. Atherton*                            Director, President and Chief Operating Officer
     Kenneth C. Louis*                               Director and Executive Vice President
     Thomas C. Godlasky**                            Director, Senior Vice President and Chief Investment Officer
     JoAnn M. Martin*                                Director, Vice President and Chief Financial Officer
     Gary R. McPhail**                               Director and Executive Vice President
     Robert C. Barth*                                Controller
     Raymond M. Gilbertson*                          Vice President - Corporate Compliance
     William W. Lester*                              Treasurer
     Thomas N. Simpson*                              Senior Vice President and National Sales Manager
     Donald R. Stading*                              Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company,
  5900 "O" Street, Lincoln, Nebraska 68510.
**Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue,
  Des Moines, Iowa 50309.

Item 26.        Organizations under common control with the depositor include:

AMERITAS ACACIA ENTERPRISE ORGANIZATION

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------

Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
              ----------------------
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Property & Casualty Insurance
                      Agency, Inc. (VA)................................insurance agency
                      Acacia Service Corp. (VA)........................deposit solicitation
                      Acacia Title Agency, Inc. (VA)...................title company
                  Acacia Realty Corporation (DC)                       real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer
                  The Advisors Group, Inc. (DE)                        securities broker-dealer, investment advisor
                      Advisors Group Insurance Agency of
                      Texas, Inc. (TX).................................broker-dealer insurance broker
                      Acacia Insurance Agency of
                      Massachusetts, Inc. (MA).........................broker-dealer insurance broker
                      The Advisors Group Insurance Agency of
                      Ohio, Inc. (OH)..................................broker-dealer insurance broker
                      The Advisors Group Insurance Agency of
                      Alabama, Inc. (AL)...............................broker-dealer insurance broker
              Acacia National Life Insurance Company (VA)..............variable life/annuity insurance company
              --------------------------------------
              Acacia Realty Square, LLC (DE)...........................property management company
              -------------------------
              Enterprise Resources, LLC (DE)...........................class II insurance sales
              -------------------------

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between
              ----------------                                         Ameritas Life Insurance Corp. (61%) and
                                                                       AmerUs Life Insurance Company (39%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)        life insurance company
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              ----------------------------------
              Ameritas Managed Dental Plan, Inc. (CA)..................managed care dental insurance company
              ----------------------------------
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              -----------------------------------------------
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              -------------------------------------
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental insurance
              --------------------------                               plans

              Veritas Corp. (NE).......................................insurance marketing agency
              -------------

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.      Number of Contractowners

              As of December 31, 2001 there were 658 qualified contracts and 385 non-qualified contracts.

Item 28.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

     Ameritas Investment Corp. ("AIC") which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

       Name and Principal         Positions and Offices
       Business Address           and Underwriter
       ----------------           ---------------
       Lawrence J. Arth*         Director and Chairman of the Board
       William R. Giovanni*      Director, President and Chief Executive Officer
       Kenneth C. Louis*         Director, Senior Vice President
       Gary R. McPhail**         Director, Senior Vice President
       Thomas C. Godlasky**      Director
       Billie B. Beavers***      Senior Vice President
       James R. Fox***           Senior Vice President
       Raymond M. Gilbertson*    Vice President - Corporate Compliance
       Michael P. Heaton***      Senior Vice President
       William W. Lester*        Treasurer
       Donald R. Stading*        Secretary and General Counsel
       Michael M. VanHorne***    Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 AO@ Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

                               Net Underwriting      Compensation
          Name of Principal      Discounts and       on Brokerage
           Underwriter (1)     Commissions (2)       Redemption (3)      Commissions (4)     Compensation (5)
--------------------------     ---------------       --------------      ---------------     ----------------
          Ameritas Investment
          Corp. ("AIC")            $9,692,554              $0                  $14,551         $332,428

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2 has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of February, 2002.

                                       AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                              SEPARATE ACCOUNT VA-2, Registrant

                            AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                           By: Lawrence J. Arth*
                                           ------------------------------------
                                               Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on February 25, 2002.

         SIGNATURE                                             TITLE

     Lawrence J. Arth *                     Director, Chairman of the Board and Chief Executive Officer

     William J. Atherton *                  Director, President and Chief Operating Officer

     Kenneth C. Louis *                     Director, Executive Vice President

     Gary R. McPhail *                      Director, Executive Vice President

     Thomas C. Godlasky *                   Director, Senior Vice President and Chief Investment Officer

     JoAnn M. Martin *                      Director, Vice President and Chief Financial Officer

     Robert C. Barth *                      Controller (Principal Accounting Officer)

     William W. Lester *                    Treasurer (Principal Financial Officer)


  /s/ Donald R. Stading                     Secretary and General Counsel
-------------------------
       Donald R. Stading

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

                                  Exhibit Index

Exhibit

      4        Forms of Variable Annuity Contract Riders

      9        Legal Opinion and Consent

      10 (a)   Independent Auditors' Consent